UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23924

StepStone Private Credit Income Fund

(Exact name of registrant as specified in charter)

128 S Tryon St., Suite 1600

Charlotte, NC 28202

(Address of principal executive offices) (Zip code)

Robert W. Long

Chief Executive Officer

StepStone Group Private Wealth LLC

128 S Tryon St., Suite 1600

Charlotte, NC 28202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (704) 215-4300

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) The Report to Shareholders is attached herewith.

StepStone Private Credit Income Fund

Consolidated Financial Statements

For the Six Months Ended June 30, 2026

(unaudited)

Semi-Annual Report

StepStone Private Credit Income Fund

Table of Contents
For the Six Months Ended June 30, 2026 (unaudited)

StepStone Private Credit Income Fund

Consolidated Schedule of Investments
June 30, 2026 (unaudited)

Investments	Investment Type	Cash Interest Rate / PIK	Reference Rate	Spread	Maturity Date	Principal Amount	Cost[24]	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated Investments - 116.1% of NAV
Senior Secured Loans - 91.7% of NAV									1,2,3,4
Europe - 1.7% of NAV
Clarion Events Holdings Inc.	First Lien Term Loan	8.74%	6M SOFR	5.00%	12/2/2032	$3,811,387	$3,773,526	$3,772,118	5,6,18
Kee Safety LLC	First Lien Term Loan	8.37%	1M SOFR	4.75%	3/31/2032	5,651,038	5,595,176	5,580,538	5,6,18
Quad UK Midco 2 Limited	First Lien Term Loan	9.45%	6M SOFR	5.25%	6/30/2029	1,072,727	1,070,059	1,072,727	5,6,18
Quad UK Midco 2 Limited	First Lien Term Loan	9.45%	6M SOFR	5.25%	6/30/2029	2,927,273	2,919,971	2,927,273	5,6,18
SERB Pharmaceuticals	First Lien Term Loan	8.67%	3M SOFR	5.00%	8/13/2032	7,771,383	7,675,198	7,675,689	5,6,18
Total Direct Lending - Senior Secured Loans - Europe							$21,033,930	$21,028,345
North America - 89.7% of NAV									1,2,3,4
365RM Holdco, LLC	First Lien Term Loan	8.48%	3M SOFR	4.75%	5/8/2033	$4,889,939	$4,853,827	$4,846,698	5,6,10
365RM Holdco, LLC	Delayed Draw	—%	3M SOFR		5/8/2033	354,343	(869)	(1,368)	5,6,7,8,10,25
365RM Holdco, LLC	Revolver	8.48%	3M SOFR	4.75%	5/6/2033	590,572	66,521	65,646	5,6,8,10
AAH Topco, LLC	Delayed Draw	8.74%	1M SOFR	5.00%	12/22/2027	3,146,582	1,981,201	1,980,873	5,6,8,10
AB Centers Acquisition Corporation	First Lien Term Loan	8.87%	1M SOFR	5.25%	7/2/2031	2,015,206	1,996,983	1,995,496	5,6,10
AB Centers Acquisition Corporation	Revolver	0.50%	3M SOFR		7/2/2031	185,990	(1,372)	(1,389)	5,6,7,8,10
AB Centers Acquisition Corporation	Delayed Draw	8.89%	1M SOFR	5.25%	7/2/2031	364,663	176,384	176,301	5,6,8,10
ABC Technologies Inc.	First Lien Term Loan	11.96%	3M SOFR	8.25%	8/22/2031	2,153,840	2,079,257	2,079,293	5,6,10,18
Accelevation LLC	First Lien Term Loan	8.90%	3M SOFR	5.25%	1/2/2031	8,000,000	7,880,271	7,880,000	5,6,18
Accordion Partners LLC	First Lien Term Loan	8.67%	3M SOFR	5.00%	11/17/2031	2,042,989	2,038,222	2,036,749	5,6,10,18
ACP Avenu Buyer, LLC	Delayed Draw	1.00%	3M SOFR		10/2/2029	248,846	(916)	(2,663)	5,6,7,8,11,25
ACP Avenu Buyer, LLC	Revolver	8.65%	1M SOFR	5.00%	10/2/2029	87,096	18,789	18,064	5,6,8,11
ACP Avenu Buyer, LLC	First Lien Term Loan	8.69%	3M SOFR	5.00%	10/2/2029	290,976	288,727	286,403	5,6,11,18
ACP Avenu Buyer, LLC	First Lien Term Loan	8.69%	3M SOFR	5.00%	10/2/2029	370,042	366,886	363,528	5,6,11,18
ACP Oak Buyer, Inc.	Delayed Draw	8.43%	6M SOFR	4.75%	5/16/2031	1,401,408	1,395,218	1,393,587	5,6,11
ACP Oak Buyer, Inc.	Delayed Draw	8.42%	6M SOFR	4.75%	5/16/2031	1,402,113	1,395,908	1,394,287	5,6,11
ACP Oak Buyer, Inc.	Revolver	0.50%	3M SOFR		5/16/2031	1,267,606	(5,241)	(7,057)	5,6,7,8,11
ACP Oak Buyer, Inc.	First Lien Term Loan	8.60%	6M SOFR	4.75%	5/16/2031	5,856,338	5,831,032	5,823,736	5,6,11,18

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)
June 30, 2026 (unaudited)

Investments	Investment Type	Cash Interest Rate / PIK	Reference Rate	Spread	Maturity Date	Principal Amount	Cost[24]	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated Investments (continued)
Senior Secured Loans (continued)
North America (continued)
Advanced Infusion Solutions Acquisition, LLC	First Lien Term Loan	8.64%	1M SOFR	5.00%	6/4/2032	$5,126,214	$5,049,999	$5,049,320	5,6,10,18
Advanced Infusion Solutions Acquisition, LLC	Delayed Draw	—%	1M SOFR		6/4/2032	2,330,097	(34,525)	(34,951)	5,6,7,8,10,25
Advanced Infusion Solutions Acquisition, LLC	Revolver	8.64%	1M SOFR	5.00%	6/4/2032	543,689	44,756	44,660	5,6,8,10
Advanced Medical Management, LLC	Revolver	1.00%	3M SOFR		6/18/2028	789,586	(6,179)	(6,777)	5,6,7,8,11
Advanced Medical Management, LLC	First Lien Term Loan	9.81%	3M SOFR	6.00%	6/18/2028	7,811,336	7,737,430	7,733,913	5,6,11,18
AKAM Buyer, Inc.	First Lien Term Loan	8.48%	3M SOFR	4.75%	2/27/2032	703,732	696,953	697,109	5,6,10,18
AKAM Buyer, Inc.	Revolver	0.50%	3M SOFR		2/27/2032	290,762	(4,118)	(3,462)	5,6,7,8,10
AKAM Buyer, Inc.	First Lien Term Loan	8.48%	3M SOFR	4.75%	2/27/2032	703,732	693,563	697,109	5,6,10
AKAM Buyer, Inc.	Delayed Draw	0.50%	3M SOFR		2/27/2032	760,791	(10,774)	(9,059)	5,6,7,8,10,25
Alkeme Intermediary Holdings, LLC	Delayed Draw	8.73%	3M SOFR	5.00%	5/28/2027	1,965,675	1,955,290	1,953,986	5,6,11,18
Alkeme Intermediary Holdings, LLC	Delayed Draw	8.73%	3M SOFR	5.00%	5/28/2027	504,748	503,238	503,119	5,6,11
Alkeme Intermediary Holdings, LLC	Revolver	0.50%	3M SOFR		5/28/2027	30,404	(78)	(98)	5,6,7,8,11
Alkeme Intermediary Holdings, LLC	Delayed Draw	8.73%	3M SOFR	5.00%	5/28/2027	1,449,716	1,442,703	1,444,922	5,6,11
Ambient Enterprises Holdco LLC	First Lien Term Loan	9.23%	3M SOFR	5.50%	6/28/2030	932,161	920,633	919,255	5,6,11,18
Ambient Enterprises Holdco LLC	Delayed Draw	9.23%	3M SOFR	5.50%	6/28/2030	1,595,138	1,577,683	1,572,998	5,6,8,11
Ambient Enterprises Holdco LLC	Delayed Draw	9.23%	3M SOFR	5.50%	6/28/2030	866,327	405,185	401,438	5,6,8,11
Ambient Enterprises Holdco LLC	First Lien Term Loan	9.23%	3M SOFR	5.50%	6/28/2030	516,519	508,829	507,624	5,6,11,18
Ambient Enterprises Holdco LLC	Delayed Draw	0.75%	3M SOFR		6/28/2030	367,347	(5,379)	(5,596)	5,6,7,8,11,25
Amercareroyal, LLC	First Lien Term Loan	8.64%	1M SOFR	5.00%	9/10/2030	2,563,373	2,538,260	2,542,176	5,6,11,18
Amercareroyal, LLC	Delayed Draw	8.64%	1M SOFR	5.00%	9/10/2030	597,590	591,614	597,590	5,6,11
Amercareroyal, LLC	Delayed Draw	8.64%	1M SOFR	5.00%	9/10/2030	408,241	405,109	406,958	5,6,11,18
Amercareroyal, LLC	Revolver	8.64%	1M SOFR	5.00%	9/10/2030	385,542	271,575	271,511	5,6,8,11
American Family Care, LLC	Delayed Draw	8.39%	1M SOFR	4.75%	2/28/2029	1,505,436	167,320	167,420	5,6,8,11

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)
June 30, 2026 (unaudited)

Investments	Investment Type	Cash Interest Rate / PIK	Reference Rate	Spread	Maturity Date	Principal Amount	Cost[24]	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated Investments (continued)
Senior Secured Loans (continued)
North America (continued)
American Family Care, LLC	Revolver	0.50%	3M SOFR		2/28/2029	$451,631	$(1,738)	$(1,711)	5,6,7,8,11
American Family Care, LLC	First Lien Term Loan	8.48%	3M SOFR	4.75%	2/28/2029	1,997,969	1,988,077	1,990,397	5,6,11,18
AmeriLife Holdings LLC	First Lien Term Loan	8.67%	3M SOFR	5.00%	8/31/2029	5,282,122	5,256,049	5,254,253	5,6,10,18
AmeriLife Holdings LLC	Delayed Draw	8.66%	3M SOFR	5.00%	8/31/2029	1,786,465	315,391	323,469	5,6,8,10
AmeriLife Holdings LLC	Revolver	8.66%	3M SOFR	5.00%	8/31/2028	885,797	218,644	221,287	5,6,8,10
AMP Purchaser, LLC	First Lien Term Loan	8.14%	1M SOFR	4.50%	4/1/2033	3,542,857	3,525,617	3,524,179	5,6,9,18
AMP Purchaser, LLC	Revolver	0.50%	3M SOFR		4/1/2033	457,143	(2,206)	(2,410)	5,6,7,8,9
Amplify Buyer, Inc.	First Lien Term Loan	8.48%	3M SOFR	4.75%	9/17/2032	3,980,000	3,961,643	3,961,416	5,6,10,18
Anaplan, Inc.	First Lien Term Loan	8.17%	3M SOFR	4.50%	6/21/2029	6,114,130	5,809,075	5,803,125	5,6,10,18
Any Hour LLC	First Lien Term Loan	6.23% / 3.25%	3M SOFR	5.75%	5/23/2030	2,333,390	2,308,378	2,141,180	5,9,18
Any Hour LLC	Revolver	6.23% / 3.25%	3M SOFR	5.75%	5/23/2030	348,771	314,381	289,219	5,8,9
Any Hour LLC	Delayed Draw	6.23% / 3.25%	3M SOFR	5.75%	5/23/2030	66,632	65,913	61,611	5,9
Apex Dental Partners, LLC	Delayed Draw	1.00%	1M SOFR		10/29/2030	929,032	(4,619)	(4,645)	5,6,7,8,11,25
Apex Service Partners, LLC	Delayed Draw	8.73%	3M SOFR	5.00%	10/24/2030	2,138,989	2,122,158	2,131,196	5,6,11,18
Apex Service Partners, LLC	Revolver	8.73%	3M SOFR	5.00%	10/24/2029	96,927	43,825	43,661	5,6,8,11
Apex Service Partners, LLC	Delayed Draw	8.73%	3M SOFR	5.00%	10/24/2030	288,212	285,981	285,743	5,6,11,18
Apex Service Partners, LLC	First Lien Term Loan	8.73%	3M SOFR	5.00%	10/24/2030	1,210,925	1,201,553	1,200,552	5,6,11,18
Apex Service Partners, LLC	First Lien Term Loan	8.66%	3M SOFR	5.00%	10/24/2030	1,562,104	1,548,839	1,546,898	5,6,11,18
Apex Service Partners, LLC	Delayed Draw	8.73%	3M SOFR	5.00%	10/24/2030	4,598,870	4,559,553	4,577,363	5,6,11
Aprio Advisory Group, LLC	Delayed Draw	8.48%	3M SOFR	4.75%	8/1/2031	3,975,082	231,440	216,076	5,6,8,10
Aprio Advisory Group, LLC	Revolver	0.50%	3M SOFR		8/1/2031	24,918	(227)	(323)	5,6,7,8,10
Aptean, Inc.	Delayed Draw	1.00%	3M SOFR		1/30/2031	2,191,527	(4,240)	(22,683)	5,6,7,8,10,25
Aptean, Inc.	Revolver	8.68%	3M SOFR	4.62%	1/30/2031	285,408	64,128	61,569	5,6,8,10

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)
June 30, 2026 (unaudited)

Investments	Investment Type	Cash Interest Rate / PIK	Reference Rate	Spread	Maturity Date	Principal Amount	Cost[24]	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated Investments (continued)
Senior Secured Loans (continued)
North America (continued)
Aptean, Inc.	First Lien Term Loan	8.42%	3M SOFR	4.75%	1/30/2031	$7,241,762	$7,212,698	$7,225,802	5,6,10
Aptive Environmental, LLC	Delayed Draw	1.00%	3M SOFR		10/15/2032	155,039	(1,399)	(1,574)	5,6,7,8,10,25
Aptive Environmental, LLC	Revolver	8.37%	1M SOFR	4.75%	10/15/2032	310,078	46,816	46,464	5,6,8,10
Aptive Environmental, LLC	First Lien Term Loan	8.39%	1M SOFR	4.75%	10/15/2032	3,526,047	3,491,090	3,490,243	5,6,10,18
Archer Lewis, LLC	Delayed Draw	9.48%	3M SOFR	5.75%	8/28/2029	17,079	5,879	4,394	5,6,8,11
Archer Lewis, LLC	Revolver	9.48%	3M SOFR	5.75%	8/28/2029	35,211	34,860	31,836	5,6,11
Archer Lewis, LLC	First Lien Term Loan	9.45%	3M SOFR	5.75%	8/28/2029	1,068,517	1,055,298	966,092	5,6,11,18
Archer Lewis, LLC	Delayed Draw	9.48%	3M SOFR	5.75%	8/28/2029	16,136	15,963	14,472	5,6,11,18
Arcline Liberty Buyer LLC	Delayed Draw	8.41%	3M SOFR	4.75%	12/1/2032	774,194	667,613	659,664	5,6,8,10
Arcline Liberty Buyer LLC	Revolver	10.50%	3M PRIME	3.75%	12/1/2032	516,129	103,226	95,690	5,6,8,10
Arcline Liberty Buyer LLC	First Lien Term Loan	8.43%	3M SOFR	4.75%	12/1/2032	2,702,903	2,702,903	2,663,438	5,6,10,18
Arctic Holdco, LLC	Delayed Draw	8.93%	3M SOFR	5.25%	1/31/2032	200,092	198,750	198,599	5,6,11
Arctic Holdco, LLC	First Lien Term Loan	8.98%	3M SOFR	5.25%	1/31/2032	1,749,619	1,737,510	1,727,804	5,6,11,18
Arctic Holdco, LLC	Revolver	8.96%	3M SOFR	5.25%	1/31/2031	134,565	56,839	56,185	5,6,8,11
Argano LLC	First Lien Term Loan	9.15%	1M SOFR	5.50%	9/13/2029	5,082,879	5,030,416	4,958,670	5,6,11,18
Argano LLC	First Lien Term Loan	9.15%	1M SOFR	5.50%	9/13/2029	686,957	679,326	670,127	5,6,11
Argano LLC	Revolver	0.50%	3M SOFR		9/13/2029	166,836	(1,613)	(4,077)	5,6,7,8,11
Argano LLC	Delayed Draw	9.14%	1M SOFR	5.50%	9/13/2029	5,967,960	5,894,976	5,897,918	5,6,11
ASP Global Holdings, LLC	First Lien Term Loan	8.87%	1M SOFR	5.25%	7/31/2029	2,043,812	2,029,952	2,017,524	5,6,11,18
ASP Global Holdings, LLC	Revolver	8.89%	1M SOFR	5.25%	7/31/2029	258,412	256,725	255,097	5,6,11
ASP Global Holdings, LLC	Delayed Draw	8.89%	1M SOFR	5.25%	7/31/2029	850,610	598,664	593,325	5,6,8,11
Assembled Intelligence LLC	First Lien Term Loan	8.73%	3M SOFR	5.00%	5/3/2029	518,382	514,527	514,807	5,6,11,18
Associated Spring US, LLC	First Lien Term Loan	9.23%	3M SOFR	5.50%	4/4/2030	1,119,231	1,108,038	1,108,038	5,6
Associations, Inc.	First Lien Term Loan	10.42%	3M SOFR	6.50%	7/2/2028	3,495,733	3,495,733	3,495,733	5,6,11,18
Associations, Inc.	First Lien Term Loan	10.41%	3M SOFR	6.00%	7/2/2028	1,596,000	1,588,068	1,588,000	5,6,11,18

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)
June 30, 2026 (unaudited)

Investments	Investment Type	Cash Interest Rate / PIK	Reference Rate	Spread	Maturity Date	Principal Amount	Cost[24]	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated Investments (continued)
Senior Secured Loans (continued)
North America (continued)
Associations, Inc.	Delayed Draw	10.42%	3M SOFR	6.50%	7/3/2028	$273,994	$144,321	$144,321	5,6,8,11
Associations, Inc.	Revolver	0.50%	3M SOFR		7/2/2028	220,967	—	—	5,6,7,8,11
Associations, Inc.	Delayed Draw	1.00%	3M SOFR		7/2/2028	2,400,000	(11,886)	(12,000)	5,6,7,8,11,25
Atlantic Pipe Services, LLC	Delayed Draw	8.23%	3M SOFR	4.50%	12/1/2031	991,736	25,956	27,435	5,6,8,11
Atlantic Pipe Services, LLC	First Lien Term Loan	8.23%	3M SOFR	4.50%	12/1/2031	1,726,860	1,705,380	1,709,830	5,6,11,18
Autism Learning Partners Holdings	First Lien Term Loan	8.74%	3M SOFR	5.00%	8/16/2027	1,796,116	1,791,542	1,740,540	5,6,11,19
Aviation Technical Services, Inc.	First Lien Term Loan	9.42%	3M SOFR	5.75%	7/12/2029	1,310,000	1,303,341	1,298,086	5,6,11,18
Aviation Technical Services, Inc.	Revolver	0.50%	3M SOFR		7/12/2029	166,667	(784)	(1,516)	5,6,7,8,11
Avita Care Solutions	Revolver	0.50%	3M SOFR		8/6/2030	258,582	(2,792)	(2,449)	5,6,7,8,11
Avita Care Solutions	First Lien Term Loan	8.66%	3M SOFR	5.00%	8/6/2030	1,092,841	1,080,921	1,082,757	5,6,11,18
Avita Care Solutions	First Lien Term Loan	8.66%	3M SOFR	5.00%	8/6/2030	1,764,446	1,747,474	1,748,146	5,6,11
Axis Portable Air, LLC	Revolver	8.45%	3M SOFR	4.75%	3/22/2028	737,087	364,666	363,989	5,6,8,11
Axis Portable Air, LLC	Delayed Draw	8.48%	3M SOFR	4.75%	3/22/2028	393,326	392,049	390,259	5,6,11
Axis Portable Air, LLC	Delayed Draw	8.48%	3M SOFR	4.75%	3/22/2028	1,274,245	1,269,287	1,266,352	5,6,11,18
Axis Portable Air, LLC	Delayed Draw	8.48%	3M SOFR	4.75%	12/31/2030	1,044,654	1,037,632	1,035,354	5,6,11
Axis Portable Air, LLC	First Lien Term Loan	8.48%	3M SOFR	4.75%	3/22/2028	521,018	517,127	516,345	5,6,11,18
Axxiom Elevator LLC	First Lien Term Loan	9.10%	6M SOFR	5.25%	10/19/2029	1,663,803	1,666,459	1,654,523	5,6,11,19
Badge 21 Midco Holdings LLC	Delayed Draw	1.00%	3M SOFR		6/30/2032	1,098,200	(9,462)	(9,702)	5,6,7,8,11,25
Badge 21 Midco Holdings LLC	Revolver	10.25%	3M PRIME	3.50%	6/30/2032	694,752	80,858	80,706	5,6,8,11
Badge 21 Midco Holdings LLC	First Lien Term Loan	8.23%	3M SOFR	4.50%	6/30/2032	5,959,047	5,907,262	5,906,401	5,6,11,18
Barricade Holdings LLC	First Lien Term Loan	8.39%	1M SOFR	4.75%	9/30/2030	1,672,982	1,665,129	1,654,992	5,6,11,18
Barricade Holdings LLC	Delayed Draw	8.37%	1M SOFR	4.75%	9/30/2030	1,765,448	1,757,265	1,755,276	5,6,11
Barricade Holdings LLC	Delayed Draw	1.00%	3M SOFR		9/30/2030	1,308,075	(12,926)	(13,081)	5,6,7,8,11,25
Barricade Holdings LLC	Revolver	8.40%	1M SOFR	4.75%	9/30/2030	363,354	34,541	34,519	5,6,8,11
BBMA Buyer LLC	Delayed Draw	9.48%	3M SOFR	5.75%	1/2/2030	1,271,848	1,273,889	1,250,497	5,6,11

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)
June 30, 2026 (unaudited)

Investments	Investment Type	Cash Interest Rate / PIK	Reference Rate	Spread	Maturity Date	Principal Amount	Cost[24]	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated Investments (continued)
Senior Secured Loans (continued)
North America (continued)
BC Group Holdings, Inc.	Delayed Draw	8.73%	3M SOFR	5.00%	12/21/2027	$4,942,865	$3,607,219	$3,590,770	5,6,8,10
BCI Burke Holding Corp.	Delayed Draw	1.00%	3M SOFR		12/14/2027	838,634	(3,878)	(4,283)	5,6,7,8,11,25
BCI Burke Holding Corp.	First Lien Term Loan	9.39%	1M SOFR	5.75%	12/14/2027	2,786,307	2,758,813	2,772,038	5,6,11,18
Beacon Behavioral Holdings LLC	Delayed Draw	9.21%	3M SOFR	5.50%	6/21/2029	2,030,568	1,990,477	1,989,854	5,6,11
Beacon Behavioral Holdings LLC	Delayed Draw	9.23%	3M SOFR	5.50%	6/21/2029	1,106,182	525,989	525,622	5,6,8,11
Beacon Behavioral Holdings LLC	First Lien Term Loan	0.00% / 15%	Fixed	15.00%	6/21/2030	873,144	855,849	855,681	20,23
Beacon Behavioral Holdings LLC	Revolver	11.25%	3M PRIME	4.50%	6/21/2029	161,305	47,767	47,712	5,6,8,11
Beacon Oral Specialists Management LLC	Delayed Draw	9.17%	3M SOFR	5.50%	12/14/2026	1,010,109	208,316	207,649	5,6,8,11
Beacon Pointe Harmony, LLC	Delayed Draw	8.14%	1M SOFR	4.50%	12/29/2028	125,276	40,737	41,415	5,6,8,10
Beacon Pointe Harmony, LLC	Delayed Draw	8.14%	1M SOFR	4.50%	12/29/2028	97,131	97,776	96,617	5,6,10
Beacon Pointe Harmony, LLC	Revolver	0.50%	3M SOFR		12/29/2027	26,752	(16)	(16)	5,6,7,8,10
Beacon Pointe Harmony, LLC	Delayed Draw	8.14%	1M SOFR	4.50%	12/29/2028	2,013,807	2,002,213	2,002,907	5,6,10
Beacon Pointe Harmony, LLC	First Lien Term Loan	8.14%	1M SOFR	4.50%	12/29/2028	203,941	203,222	202,861	5,6,10
Beacon Pointe Harmony, LLC	Delayed Draw	8.14%	1M SOFR	4.50%	12/29/2028	98,309	97,892	97,777	5,6,10
Berlin Rosen Acquisition, LLC	First Lien Term Loan	9.22%	1M SOFR	5.50%	1/14/2027	1,146,179	1,142,414	1,143,577	5,6,11,18
Berlin Rosen Acquisition, LLC	Revolver	9.22%	1M SOFR	5.50%	1/14/2027	576,465	574,629	575,159	5,6,11
Berlin Rosen Acquisition, LLC	First Lien Term Loan	9.22%	1M SOFR	5.50%	1/14/2027	2,217,443	2,210,361	2,212,421	5,6,11,18
Blue Matter Consulting LLC	First Lien Term Loan	8.31%	3M SOFR	4.50%	5/24/2027	4,875,378	4,857,390	4,859,077	5,6,11,19
Blue River Petcare, LLC	First Lien Term Loan	8.64%	1M SOFR	5.00%	8/1/2029	395,620	395,620	395,620	5,6,18
Blue River Petcare, LLC	Revolver	0.50%	3M SOFR		8/1/2029	554,353	(2,468)	(2,748)	5,6,7,8
Blue River Petcare, LLC	Delayed Draw	1.00%	6M SOFR		8/1/2029	3,049,035	(13,585)	(15,116)	5,6,7,8,25
Bond Management Partners, LLC	First Lien Term Loan	8.39%	1M SOFR	4.75%	1/23/2028	990,558	980,943	982,506	5,6,11,19
Boston Clinical Trials, LLC	First Lien Term Loan	8.88%	3M SOFR	5.00%	12/20/2027	1,731,458	1,718,758	1,720,881	5,6,11
Boston Clinical Trials, LLC	Revolver	0.50%	3M SOFR		12/20/2027	30,571	(198)	(186)	5,6,7,8,11

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)
June 30, 2026 (unaudited)

Investments	Investment Type	Cash Interest Rate / PIK	Reference Rate	Spread	Maturity Date	Principal Amount	Cost[24]	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated Investments (continued)
Senior Secured Loans (continued)
North America (continued)
Bridgepointe Technologies, LLC	Revolver	0.50%	3M SOFR		4/18/2033	$685,714	$(6,673)	$(7,637)	5,6,7,8,10
Bridgepointe Technologies, LLC	First Lien Term Loan	8.48%	3M SOFR	4.75%	4/18/2033	5,257,143	5,205,610	5,198,595	5,6,10
Bridgepointe Technologies, LLC	Delayed Draw	8.48%	3M SOFR	4.75%	4/18/2033	2,057,143	192,654	191,032	5,6,8,10
Brightmore Brands LLC	First Lien Term Loan	12.94%	3M SOFR	9.24%	9/10/2029	3,264,676	3,230,600	3,220,667	5,6,13,18
Bristol Hospice, LLC	First Lien Term Loan	8.89%	1M SOFR	5.25%	8/26/2032	1,070,026	1,054,213	1,054,126	5,6,10,18
Bristol Hospice, LLC	First Lien Term Loan	8.89%	1M SOFR	5.25%	8/26/2032	3,633,310	3,615,305	3,615,905	5,6,10,18
Bristol Hospice, LLC	Revolver	0.50%	3M SOFR		8/26/2032	348,432	(1,535)	(1,669)	5,6,7,8,10
C3 AcquisitionCo, LLC	Delayed Draw	8.89%	1M SOFR	5.25%	11/26/2030	4,552,461	(56,277)	(56,906)	5,6,7,8,13
Campany Roofing Maintenance, LLC	Delayed Draw	10.24% / 1.50%	1M SOFR	8.00%	11/27/2028	1,406,022	1,392,433	1,300,543	5,13,18
Capitol Imaging Services, LLC	First Lien Term Loan	8.67%	3M SOFR	5.00%	1/3/2030	79,058	78,680	78,697	5,6,11,18
Capitol Imaging Services, LLC	Delayed Draw	1.00%	3M SOFR		1/3/2030	2,562,622	(12,140)	(11,694)	5,6,7,8,11,25
Carnegie Dartlet, LLC	First Lien Term Loan	9.14%	1M SOFR	5.50%	2/7/2030	166,077	164,353	163,501	5,6,11,18
Carnegie Dartlet, LLC	Delayed Draw	9.14%	1M SOFR	5.50%	2/7/2030	13,825	13,783	13,752	5,6,11
Carnegie Dartlet, LLC	Revolver	0.50%	3M SOFR		2/7/2030	20,000	(142)	(309)	5,6,7,8,11
Case Works, LLC	Revolver	8.93%	3M SOFR	5.25%	10/1/2029	29,412	21,960	21,921	5,6,8,11
Case Works, LLC	First Lien Term Loan	8.98%	3M SOFR	5.25%	10/1/2029	1,970,000	1,950,410	1,950,843	5,6,11,18
Case Works, LLC	Delayed Draw	8.97%	3M SOFR	5.25%	10/1/2029	29,050	28,805	28,768	5,6,11,18
Catalyst Acoustic Group, Inc.	Delayed Draw	8.39%	1M SOFR	4.75%	11/12/2030	2,208,056	1,104,637	1,081,884	5,6,8,11
Catalyst Acoustic Group, Inc.	First Lien Term Loan	8.39%	1M SOFR	4.75%	11/12/2030	2,711,362	2,701,126	2,665,640	5,6,11,19
CB Sports Holdings Bidco, LLC	Revolver	0.50%	3M SOFR		12/17/2032	429,235	(6,326)	(6,495)	5,6,7,8,10
CB Sports Holdings Bidco, LLC	First Lien Term Loan	8.27%	3M SOFR	4.63%	12/17/2032	643,854	634,322	634,111	5,6,10,18
CB Sports Holdings Bidco, LLC	Delayed Draw	1.00%	3M SOFR		12/17/2032	1,716,943	(25,307)	(25,980)	5,6,7,8
CCMG Buyer LLC	First Lien Term Loan	8.39%	1M SOFR	4.75%	5/8/2030	1,874,322	1,861,871	1,842,243	5,6,11,19
Centex Acquisition, LLC	Revolver	9.47%	1M SOFR	5.75%	5/9/2029	1,079,030	1,012,010	1,008,413	5,6,8,11

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)
June 30, 2026 (unaudited)

Investments	Investment Type	Cash Interest Rate / PIK	Reference Rate	Spread	Maturity Date	Principal Amount	Cost[24]	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated Investments (continued)
Senior Secured Loans (continued)
North America (continued)
Centex Acquisition, LLC	First Lien Term Loan	9.47%	1M SOFR	5.75%	5/9/2029	$2,899,062	$2,863,523	$2,854,287	5,6,11,18
Cerity Partners Equity Holding LLC	First Lien Term Loan	8.23%	3M SOFR	4.50%	7/28/2031	4,713,929	4,703,440	4,713,929	5,6,10
Cerity Partners Equity Holding LLC	Revolver	8.15%	1M SOFR	4.50%	7/28/2031	410,256	196,229	196,923	5,6,8,10
Cerity Partners Equity Holding LLC	Delayed Draw	1.00%	3M SOFR		7/30/2029	67,705	(465)	(645)	5,6,7,8,10,25
Cherry Bekaert Advisory LLC	Delayed Draw	8.48%	3M SOFR	4.75%	6/28/2030	250,068	249,524	249,562	5,6,10
Cherry Bekaert Advisory LLC	First Lien Term Loan	8.48%	3M SOFR	4.75%	6/28/2030	485,910	484,109	484,225	5,6,10,18
Cherry Bekaert Advisory LLC	First Lien Term Loan	8.48%	3M SOFR	4.75%	6/28/2030	2,229,682	2,224,141	2,225,357	5,6,10,18
Cherry Bekaert Advisory LLC	Delayed Draw	8.48%	3M SOFR	4.75%	6/28/2030	235,842	234,663	234,663	5,6,10,18
Cherry Bekaert Advisory LLC	Delayed Draw	1.00%	6M SOFR		6/28/2030	1,641,702	(8,209)	(8,209)	5,6,7,8,25
Cherry Bekaert Advisory LLC	First Lien Term Loan	8.73%	3M SOFR	5.00%	6/28/2030	1,641,702	1,633,494	1,633,494	5,6,18
Cherry Bekaert Advisory LLC	Revolver	0.50%	3M SOFR		6/28/2030	343,580	(1,094)	(1,094)	5,6,7,8
Cherry Bekaert Advisory LLC	Delayed Draw	8.48%	3M SOFR	4.75%	6/28/2030	241,688	240,480	240,480	5,6,18
Cherry Bekaert Advisory LLC	Delayed Draw	8.48%	3M SOFR	4.75%	6/28/2030	186,514	185,582	185,582	5,6,10,18
Cherry Bekaert Advisory LLC	First Lien Term Loan	8.48%	3M SOFR	4.75%	6/28/2030	143,235	142,519	142,519	5,6,10,18
Cherry Bekaert Advisory LLC	First Lien Term Loan	8.48%	3M SOFR	4.75%	6/28/2030	586,359	583,427	583,427	5,6,18
Choice Financial Group, LLC	Delayed Draw	9.14%	1M SOFR	5.50%	10/15/2027	3,996,923	2,043,155	2,038,780	5,6,8,11
Chronicle Parent LLC	Delayed Draw	8.67%	3M SOFR	5.00%	4/15/2031	2,222,222	387,534	391,750	5,6,8,11
Chronicle Parent LLC	Revolver	0.50%	3M SOFR		4/15/2031	740,741	(4,465)	(4,177)	5,6,7,8,11
Chronicle Parent LLC	First Lien Term Loan	8.67%	3M SOFR	5.00%	4/15/2031	6,966,667	6,922,584	6,927,384	5,6,11,18
Clarest Health, LLC (FKA ProCare LTC Parent, LLC)	First Lien Term Loan	9.30%	3M SOFR	5.50%	12/20/2027	5,028,660	5,017,254	4,897,480	5,6,11,19
Clinical Research (ITC) Buyer, Inc.	Delayed Draw	8.91%	3M SOFR	5.25%	5/17/2030	1,336,500	1,326,982	1,302,319	5,6,11
CMG Holding Co, LLC	First Lien Term Loan	8.67%	3M SOFR	5.00%	11/26/2030	1,833,407	1,826,199	1,825,176	5,6,11,18
CMG Holding Co, LLC	Delayed Draw	8.66%	3M SOFR	5.00%	11/26/2030	1,819,657	1,809,625	1,817,927	5,6,11
CMG Holding Co, LLC	Revolver	0.50%	3M SOFR		11/26/2030	275,011	308	(261)	5,6,7,8,11

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)
June 30, 2026 (unaudited)

Investments	Investment Type	Cash Interest Rate / PIK	Reference Rate	Spread	Maturity Date	Principal Amount	Cost[24]	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated Investments (continued)
Senior Secured Loans (continued)
North America (continued)
Combined Wellness Acquisition Co	Delayed Draw	8.98%	1M SOFR	5.25%	12/31/2027	$4,709,563	$4,704,469	$4,700,360	5,6,11
Comfort Buyer, LLC	First Lien Term Loan	8.48%	3M SOFR	4.75%	4/27/2033	3,217,148	3,183,241	3,183,863	5,6,10,18
Comfort Buyer, LLC	Delayed Draw	—%	3M SOFR		4/27/2033	372,787	(3,634)	(3,587)	5,6,7,8,10,25
Comfort Buyer, LLC	Revolver	8.48%	3M SOFR	4.75%	4/27/2033	410,065	70,553	70,612	5,6,8,10
Commercial Cleaning Systems, LLC	First Lien Term Loan	8.38%	1M SOFR	4.75%	2/12/2030	1,000,539	993,375	993,243	5,6,10,19
Compass Koons Gas LLC	First Lien Term Loan	8.39%	1M SOFR	4.75%	5/1/2030	2,688,718	2,693,020	2,666,256	5,6,10,19
Computer Services, Inc.	Delayed Draw	0.50%	3M SOFR		11/17/2031	29,196	—	(254)	5,6,7,8,11,25
Computer Services, Inc.	Delayed Draw	0.50%	3M SOFR		11/17/2031	15,959	(72)	(219)	5,6,7,8,11,25
Computer Services, Inc.	First Lien Term Loan	8.23%	3M SOFR	4.50%	11/17/2031	391,179	391,019	385,817	5,6,11,18
Consolidated Equipment Group, LLC	First Lien Term Loan	8.74%	1M SOFR	5.00%	8/12/2027	1,634,966	1,632,715	1,621,705	5,6,14,19
Cooper’s Hawk Intermediate Holding, LLC	Delayed Draw	1.00%	3M SOFR		7/29/2031	294,737	(4,091)	(4,899)	5,6,7,8,10,25
Cooper’s Hawk Intermediate Holding, LLC	Revolver	9.14%	1M SOFR	5.50%	7/29/2031	294,737	80,419	79,311	5,6,8,10
Cooper’s Hawk Intermediate Holding, LLC	First Lien Term Loan	9.17%	3M SOFR	5.50%	7/29/2031	335,158	330,692	329,573	5,6,10
Cooper’s Hawk Intermediate Holding, LLC	First Lien Term Loan	9.17%	3M SOFR	5.50%	7/29/2031	3,058,316	3,017,667	3,007,350	5,6,10,18
Cornerstone Advisors of Arizona, LLC	First Lien Term Loan	8.48%	3M SOFR	4.75%	5/13/2032	3,550,879	3,535,485	3,533,789	5,6,11,18
Cornerstone Advisors of Arizona, LLC	Revolver	0.38%	3M SOFR		5/13/2032	447,214	(1,879)	(2,152)	5,6,7,8,11
Coupa Holdings, LLC	Delayed Draw	8.90%	3M SOFR	5.25%	2/27/2030	392,606	374,787	376,445	5,6,10
Coupa Holdings, LLC	Revolver	8.90%	3M SOFR	5.25%	2/27/2029	294,454	185,401	185,005	5,6,8,10
Coupa Holdings, LLC	First Lien Term Loan	8.91%	3M SOFR	5.25%	2/27/2030	4,374,870	4,207,804	4,194,323	5,6,10
CraneTech USA Inc.	Delayed Draw	1.00%	3M SOFR		6/17/2032	3,018,868	(30,189)	(30,189)	5,6,7,8,10,25
CraneTech USA Inc.	Revolver	0.50%	3M SOFR		6/17/2032	754,717	(7,547)	(7,547)	5,6,7,8,10
CraneTech USA Inc.	First Lien Term Loan	6.00%	3M SOFR	6.00%	6/17/2032	4,226,415	4,184,151	4,184,151	5,6,10,18
Creative Multicare LLC	Delayed Draw	9.17%	3M SOFR	5.50%	3/27/2030	3,201,139	742,900	663,105	5,6,8,11
Creek Parent, Inc.	First Lien Term Loan	8.64%	1M SOFR	5.00%	12/18/2031	5,322,062	5,183,545	5,182,339	5,6,10,18
Creek Parent, Inc.	Revolver	0.50%	3M SOFR		12/18/2031	774,529	(17,576)	(17,766)	5,6,7,8,10

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)
June 30, 2026 (unaudited)

Investments	Investment Type	Cash Interest Rate / PIK	Reference Rate	Spread	Maturity Date	Principal Amount	Cost[24]	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated Investments (continued)
Senior Secured Loans (continued)
North America (continued)
CRH Healthcare Purchaser, Inc.	Delayed Draw	1.00%	3M SOFR		9/17/2031	$689,655	$(6,018)	$(7,558)	5,6,7,8,11,25
CRH Healthcare Purchaser, Inc.	Revolver	0.50%	3M SOFR		9/17/2031	275,862	(2,403)	(3,023)	5,6,7,8,11
CRH Healthcare Purchaser, Inc.	First Lien Term Loan	8.99%	3M SOFR	5.25%	9/17/2031	3,011,724	2,981,863	2,978,719	5,6,11,18
CSG Buyer, Inc.	Delayed Draw	1.00%	3M SOFR		7/29/2029	473,684	(736)	(9,076)	5,6,7,8,11,25
CSG Buyer, Inc.	Revolver	0.50%	3M SOFR		7/29/2029	157,895	(1,963)	(4,637)	5,6,7,8,11
CSG Buyer, Inc.	First Lien Term Loan	9.91%	3M SOFR	6.25%	7/29/2029	2,321,053	2,301,313	2,288,429	5,6,11,18
CSHC BUYERCO, LLC	First Lien Term Loan	8.73%	3M SOFR	5.00%	4/29/2033	3,061,586	3,031,446	3,031,082	5,6,10,18
CSHC BUYERCO, LLC	Delayed Draw	8.73%	3M SOFR	5.00%	4/29/2033	653,138	258,944	258,827	5,6,8,10
CSHC BUYERCO, LLC	Revolver	0.50%	6M SOFR		4/29/2033	571,496	(5,588)	(5,697)	5,6,7,8,10
CT Technologies Intermediate Holdings	Delayed Draw	—%	6M SOFR		9/2/2031	156,693	—	(113)	5,6,7,8,10,25
CT Technologies Intermediate Holdings	First Lien Term Loan	8.39%	1M SOFR	4.75%	9/2/2031	2,274,741	2,269,108	2,273,102	5,6,10,18
CUB Financing Intermediate, LLC	Delayed Draw	1.00%	3M SOFR		6/28/2030	4,000,000	(35,486)	(42,062)	5,6,7,8,9,25
Curio Brands Intermediate, LLC	Delayed Draw	0.50%	3M SOFR		4/2/2031	1,307,190	(5,197)	(1,368)	5,6,7,8,10,25
Curio Brands Intermediate, LLC	Revolver	0.50%	3M SOFR		4/2/2031	653,595	(5,200)	(3,994)	5,6,7,8,10
Curio Brands Intermediate, LLC	First Lien Term Loan	8.73%	3M SOFR	5.00%	4/2/2031	7,757,549	7,712,288	7,710,149	5,6,10,18
Currier Plastics, LLC	Delayed Draw	1.00%	1M SOFR		9/19/2031	784,822	(5,497)	(4,263)	5,6,7,8,11,25
Currier Plastics, LLC	Revolver	0.50%	1M SOFR		9/19/2031	313,929	(2,197)	(1,705)	5,6,7,8,11
Currier Plastics, LLC	First Lien Term Loan	8.41%	3M SOFR	4.75%	9/19/2031	1,028,195	1,020,521	1,022,610	5,6,11,18
Currier Plastics, LLC	First Lien Term Loan	8.41%	3M SOFR	4.75%	9/19/2031	952,695	945,567	947,507	5,6,11,18
Currier Plastics, LLC	Delayed Draw	8.41%	3M SOFR	4.75%	9/19/2031	905,841	899,395	900,908	5,6,11,18
CVAUSA Management, LLC	Revolver	0.50%	3M SOFR		5/22/2028	190,340	(539)	(514)	5,6,7,8,11
CVAUSA Management, LLC	First Lien Term Loan	8.89%	1M SOFR	5.25%	5/22/2029	1,593,131	1,583,205	1,586,806	5,6,11,18
CVAUSA Management, LLC	First Lien Term Loan	8.89%	1M SOFR	5.25%	5/22/2029	820,058	805,940	816,797	5,6,11
CVAUSA Management, LLC	Delayed Draw	8.90%	1M SOFR	5.25%	2/1/2027	5,847,503	1,495,106	1,444,946	5,6,8,11
Danforth Global, Inc.	First Lien Term Loan	9.16%	3M SOFR	5.50%	12/9/2027	2,116,669	2,101,963	2,100,944	5,6,11,18

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (unaudited)

Investments	Investment Type	Cash Interest Rate / PIK	Reference Rate	Spread	Maturity Date	Principal Amount	Cost[24]	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated Investments (continued)
Senior Secured Loans (continued)
North America (continued)
Danforth Global, Inc.	Delayed Draw	9.16%	3M SOFR	5.50%	12/9/2027	$177,431	$176,141	$177,053	5,6,11,18
Danforth Global, Inc.	First Lien Term Loan	9.16%	3M SOFR	5.50%	12/9/2027	1,473,750	1,455,970	1,462,676	5,6,11,18
Danforth Global, Inc.	Delayed Draw	9.17%	3M SOFR	5.50%	12/9/2027	2,969,154	2,940,196	2,960,939	5,6,11
Danforth Global, Inc.	Revolver	9.16%	3M SOFR	5.50%	12/9/2027	747,898	236,557	236,660	5,6,8,11
Danforth Global, Inc.	First Lien Term Loan	9.18%	3M SOFR	5.50%	12/9/2027	1,480,837	1,480,837	1,468,121	5,6,11,18
Danforth Global, Inc.	Delayed Draw	9.16%	3M SOFR	5.50%	12/9/2027	157,900	156,792	157,900	5,6,11,18
DCCM MergerSub, LLC	Delayed Draw	8.39%	1M SOFR	4.75%	6/24/2032	2,864,402	59,102	59,823	5,6,8,10
DCCM MergerSub, LLC	Revolver	4.25%	3M SOFR		6/24/2032	1,145,847	(9,821)	(10,360)	5,6,7,8,10
DCCM MergerSub, LLC	First Lien Term Loan	8.39%	1M SOFR	4.75%	6/24/2032	5,813,741	5,756,307	5,761,174	5,6,10,18
Dealer Services Network, LLC	First Lien Term Loan	9.19%	3M SOFR	5.50%	2/9/2027	2,876,794	2,868,755	2,863,154	5,6,11,18
Dealer Services Network, LLC	First Lien Term Loan	9.19%	3M SOFR	5.50%	2/9/2027	308,562	305,502	306,383	5,6,11,18
Denali Intermediate Holdings	First Lien Term Loan	9.15%	1M SOFR	5.50%	8/26/2032	6,540,928	6,481,537	6,484,673	5,6,18
Denali Intermediate Holdings	Revolver	9.12%	1M SOFR	5.50%	8/26/2032	657,380	125,672	125,822	5,6,8,10
Denali Topco, LLC	First Lien Term Loan	8.41%	3M SOFR	4.75%	8/26/2032	2,772,951	2,772,951	2,747,946	5,6,10
Denali Topco, LLC	Delayed Draw	0.75%	3M SOFR		8/26/2032	819,672	—	(7,377)	5,6,7,8,10,25
Denali Topco, LLC	Revolver	0.50%	3M SOFR		8/26/2032	393,443	—	(3,541)	5,6,7,8,10
Dentive, LLC	First Lien Term Loan	6.73% / 4.25%	3M SOFR	7.25%	12/22/2028	1,563,065	1,551,165	1,538,752	5,10,18
Dentive, LLC	Delayed Draw	6.73% / 4.25%	3M SOFR	7.25%	12/22/2028	776,515	770,607	764,436	5,10,18
Dentive, LLC	Revolver	6.7% / 4.25%	3M SOFR	7.25%	12/22/2028	122,309	3,701	2,646	5,8,10
DermCare Holdings, LLC	First Lien Term Loan	9.74%	1M SOFR	6.00%	4/21/2028	3,771,341	3,771,341	3,771,341	5,6,11,18
DermCare Holdings, LLC	Delayed Draw	9.74%	1M SOFR	6.00%	4/21/2028	806,675	806,675	806,675	5,6,11,18
DermCare Holdings, LLC	Delayed Draw	9.74%	1M SOFR	6.00%	4/21/2028	1,883,739	1,883,739	1,883,739	5,6,11,18
DermCare Holdings, LLC	Revolver	9.74%	1M SOFR	6.00%	4/21/2028	420,875	420,875	420,875	5,6,11

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (unaudited)

Investments	Investment Type	Cash Interest Rate / PIK	Reference Rate	Spread	Maturity Date	Principal Amount	Cost[24]	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated Investments (continued)
Senior Secured Loans (continued)
North America (continued)
Designs for Health, Inc.	Revolver	8.24%	3M SOFR	4.50%	10/16/2030	$842,105	$150,617	$150,190	5,6,8,10
Designs for Health, Inc.	First Lien Term Loan	8.18%	3M SOFR	4.50%	10/16/2030	3,150,000	3,120,708	3,121,178	5,6,10,18
Digicert, Inc.	Revolver	0.50%	3M SOFR		7/10/2030	269,247	(3,297)	(6,923)	5,6,7,8,10
Digicert, Inc.	First Lien Term Loan	9.39%	1M SOFR	5.75%	7/10/2030	3,702,772	3,647,762	3,607,563	5,6,10,18
Discovery SL Management, LLC	Delayed Draw	1.00%	3M SOFR		3/18/2030	267,412	(1,736)	(1,786)	5,6,7,8,11,25
Discovery SL Management, LLC	Revolver	0.50%	3M SOFR		3/18/2030	64,943	(368)	(200)	5,6,7,8,11
Discovery SL Management, LLC	First Lien Term Loan	8.66%	3M SOFR	5.00%	3/18/2030	1,559,309	1,551,773	1,547,585	5,6,11
Discovery SL Management, LLC	Delayed Draw	1.00%	3M SOFR		3/18/2030	250,435	(849)	(626)	5,6,7,8,11,25
Discovery SL Management, LLC	First Lien Term Loan	8.66%	3M SOFR	5.00%	3/18/2030	2,312,728	2,295,652	2,295,383	5,6,11,18
Distinct Holdings, Inc.	First Lien Term Loan	9.48%	3M SOFR	5.75%	7/18/2029	1,796,115	1,772,793	1,665,790	5,6,11,19
Diversis Tempo Holdco, LLC	First Lien Term Loan	9.95%	3M SOFR	6.25%	8/22/2031	3,827,260	3,780,766	3,753,200	5,6,10,18
Diverzify Intermediate LLC	First Lien Term Loan	11.67%	3M SOFR	7.75%	5/11/2027	646,143	645,166	596,258	5,6,11,19
Diverzify Intermediate LLC	First Lien Term Loan	11.66%	3M SOFR	7.75%	5/11/2027	461,625	460,999	426,015	5,6,11,19
Diverzify Intermediate LLC	First Lien Term Loan	12.00%	Fixed	12.00%	3/23/2033	53,345	53,345	47,531	6,19,23
Diverzify Intermediate LLC	First Lien Term Loan	—%	3M SOFR	—%	4/30/2030	360,729	360,742	250,314	11,19,22,28
DrFirst.com, Inc.	First Lien Term Loan	8.64%	1M SOFR	5.00%	11/22/2029	2,415,938	2,410,749	2,411,046	5,6,10
DrFirst.com, Inc.	Revolver	0.50%	3M SOFR		11/22/2029	149,420	(319)	(302)	5,6,7,8,10
Duke’s Root Control, Inc.	Revolver	1.00%	3M SOFR		12/8/2028	276,448	(1,474)	(2,631)	5,6,7,8,11
Duke’s Root Control, Inc.	First Lien Term Loan	9.32%	3M SOFR	5.50%	12/10/2029	2,384,614	2,371,256	2,361,916	5,6,11,18
Duke’s Root Control, Inc.	First Lien Term Loan	9.33%	3M SOFR	5.50%	12/10/2029	827,618	822,983	819,740	5,6,11,18
Durare Bidco, LLC	Delayed Draw	8.43%	3M SOFR	4.75%	8/9/2032	1,515,152	639,417	624,662	5,6,8,9
Durare Bidco, LLC	Revolver	0.50%	3M SOFR		8/9/2032	727,273	(3,178)	(10,272)	5,6,7,8,9
Durare Bidco, LLC	First Lien Term Loan	8.40%	3M SOFR	4.75%	8/9/2032	5,757,576	5,729,108	5,676,259	5,6,9,18
Dwyer Instruments, LLC	First Lien Term Loan	8.48%	3M SOFR	4.75%	7/20/2029	1,425,974	1,425,974	1,425,974	5,6,18
Dwyer Instruments, LLC	Delayed Draw	8.48%	3M SOFR	4.75%	7/21/2027	239,366	239,366	239,366	5,6,18

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (unaudited)

Investments	Investment Type	Cash Interest Rate / PIK	Reference Rate	Spread	Maturity Date	Principal Amount	Cost[24]	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated Investments (continued)
Senior Secured Loans (continued)
North America (continued)
Dwyer Instruments, LLC	First Lien Term Loan	8.48%	3M SOFR	4.75%	7/20/2029	$644,719	$644,719	$644,719	5,6,18
Dwyer Instruments, LLC	First Lien Term Loan	8.48%	3M SOFR	4.75%	7/20/2029	575,122	575,122	575,122	5,6,10,18
Dwyer Instruments, LLC	Revolver	8.49%	3M SOFR	4.75%	7/20/2029	268,237	227,445	227,445	5,6,8,10
Dwyer Instruments, LLC	Delayed Draw	8.45%	3M SOFR	4.75%	7/20/2029	741,166	741,166	741,166	5,6
Dwyer Instruments, LLC	Delayed Draw	8.48%	3M SOFR	4.75%	7/20/2029	72,077	72,077	72,077	5,6,10
EdgeCo Buyer, Inc.	Delayed Draw	8.23%	3M SOFR	4.50%	6/1/2028	3,532,489	3,519,792	3,532,489	5,6,11
EdgeCo Buyer, Inc.	Revolver	8.47%	3M SOFR	4.38%	6/1/2028	355,196	295,996	295,997	5,6,8,11
EdgeCo Buyer, Inc.	First Lien Term Loan	8.23%	3M SOFR	4.50%	6/1/2028	1,203,557	1,203,557	1,203,557	5,6,11,18
EdgeCo Buyer, Inc.	Delayed Draw	8.23%	3M SOFR	4.50%	6/1/2028	153,664	153,664	153,664	5,6,11,18
Einstein Parent, Inc.	Revolver	0.50%	3M SOFR		1/22/2031	544,674	(8,325)	(15,854)	5,6,7,8,10
Einstein Parent, Inc.	First Lien Term Loan	8.91%	3M SOFR	5.25%	1/22/2031	5,265,185	5,179,756	5,111,930	5,6,10,18
Elder Care Opco LLC	Delayed Draw	8.73%	3M SOFR	5.00%	7/31/2030	985,158	194,137	192,592	5,6,8,13
Elder Care Opco LLC	Revolver	0.50%	3M SOFR		7/31/2030	295,547	(2,118)	(2,810)	5,6,7,8,13
Elder Care Opco LLC	First Lien Term Loan	8.48%	3M SOFR	4.75%	7/31/2030	1,573,273	1,561,589	1,558,279	5,6,13,18
Eliassen Group, LLC	Delayed Draw	9.48%	3M SOFR	5.75%	4/14/2028	66,413	65,003	66,036	5,6,10
Eliassen Group, LLC	First Lien Term Loan	9.48%	3M SOFR	5.75%	4/14/2028	922,658	895,529	898,020	5,6,10,18
Emergency Care Partners, LLC	Delayed Draw	8.70%	3M SOFR	5.00%	10/18/2027	24,535	7,229	7,176	5,6,8,11
Emergency Care Partners, LLC	Revolver	0.50%	3M SOFR		10/18/2027	24,590	(135)	(146)	5,6,7,8,11
Emergency Care Partners, LLC	First Lien Term Loan	8.73%	3M SOFR	5.00%	10/18/2027	433,409	431,355	430,841	5,6,11,18
Empower Payments Investor, LLC	Delayed Draw	8.14%	1M SOFR	4.50%	3/12/2031	918,462	910,306	901,049	5,6,10
Empower Payments Investor, LLC	First Lien Term Loan	8.14%	1M SOFR	4.50%	3/12/2031	3,053,846	3,023,573	2,996,094	5,6,10,18
Ems Acquisition Corp.	First Lien Term Loan	9.99%	1M SOFR	6.25%	6/30/2027	950,453	951,974	947,353	5,6,11,19
Epika Fleet Services, LLC	First Lien Term Loan	8.98%	3M SOFR	5.25%	4/17/2031	5,163,461	5,125,226	5,153,300	5,6,10,18
Epika Fleet Services, LLC	Delayed Draw	8.98%	3M SOFR	5.25%	4/17/2031	1,366,799	1,351,059	1,364,109	5,6,10,18
Epika Fleet Services, LLC	Delayed Draw	8.98%	3M SOFR	5.25%	4/17/2031	1,518,665	1,505,498	1,515,711	5,6,10

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (unaudited)

Investments	Investment Type	Cash Interest Rate / PIK	Reference Rate	Spread	Maturity Date	Principal Amount	Cost[24]	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated Investments (continued)
Senior Secured Loans (continued)
North America (continued)
Equinox Buyer, LLC	Revolver	0.50%	3M SOFR		7/28/2031	$305,444	$(2,642)	$(3,312)	5,6,7,8,11
Equinox Buyer, LLC	First Lien Term Loan	8.87%	1M SOFR	5.25%	7/28/2031	2,256,745	2,234,330	2,232,217	5,6,11,18
ES Ventures LLC	First Lien Term Loan	8.44%	1M SOFR	4.75%	12/13/2028	165,765	165,356	164,372	5,6,11,18
ES Ventures LLC	First Lien Term Loan	8.44%	1M SOFR	4.75%	12/13/2028	145,113	144,783	143,893	5,6,11,18
ESCP DTFS INC.	First Lien Term Loan	9.23%	3M SOFR	5.50%	9/28/2029	3,843,801	3,823,389	3,817,090	5,6,11,18
ESP Associates, Inc.	First Lien Term Loan	8.98%	3M SOFR	5.25%	7/24/2028	2,698,222	2,672,149	2,671,169	5,6,13
ESP Associates, Inc.	Revolver	0.50%	3M SOFR		7/24/2028	413,213	(3,745)	(4,132)	5,6,7,8,13
ESP Associates, Inc.	Delayed Draw	8.97%	1M SOFR	5.25%	4/14/2031	1,442,913	1,315,356	1,314,816	5,6,8,13
EvAl Home Health Solutions Intermediate, L.L.C.	First Lien Term Loan	9.39%	1M SOFR	5.75%	5/10/2030	495,653	490,230	470,490	5,6,11,18
EvAl Home Health Solutions Intermediate, L.L.C.	Revolver	0.50%	3M SOFR		5/10/2030	20,000	(202)	(1,013)	5,6,7,8,11
EVDR Purchaser, Inc.	First Lien Term Loan	8.14%	1M SOFR	4.50%	2/14/2031	2,348,246	2,329,189	2,324,068	5,6,10,18
EVDR Purchaser, Inc.	Revolver	8.13%	1M SOFR	4.50%	2/14/2031	258,440	79,339	79,178	5,6,8,10
EVDR Purchaser, Inc.	Delayed Draw	1.00%	3M SOFR		2/14/2031	430,734	(4,159)	(4,429)	5,6,7,8,10,25
Everbridge Holdings, LLC	First Lien Term Loan	8.68%	3M SOFR	5.00%	7/2/2031	2,440,970	2,433,842	2,429,915	5,6,10,18
Everbridge Holdings, LLC	Delayed Draw	8.68%	3M SOFR	5.00%	7/2/2031	1,086,852	421,276	417,211	5,6,8,10
Everbridge Holdings, LLC	Revolver	0.38%	6M SOFR		7/2/2031	437,312	(665)	(1,980)	5,6,7,8,10
Everest Clinical Research Corporation	First Lien Term Loan	8.35%	3M SOFR	4.50%	11/6/2028	3,002,639	2,983,494	2,913,089	5,6,11,19
Evergreen Services Group II	Delayed Draw	8.99%	3M SOFR	5.25%	6/15/2029	5,485,392	4,438,700	4,406,968	5,6,8,10
Evergreen Services Group II	First Lien Term Loan	8.99%	3M SOFR	5.25%	6/15/2029	4,264,019	4,221,980	4,188,594	5,6,10,18
Examinetics Holdings Inc.	First Lien Term Loan	8.14%	1M SOFR	4.50%	8/11/2029	103,952	104,118	103,683	5,6,11,19
First Legal Buyer, Inc.	First Lien Term Loan	8.48%	3M SOFR	4.75%	7/1/2031	1,672,284	1,662,494	1,665,521	5,6,11,18
First Legal Buyer, Inc.	Delayed Draw	8.47%	3M SOFR	4.75%	7/1/2031	617,553	470,693	473,987	5,6,8,11
First Legal Buyer, Inc.	Revolver	8.37%	1M SOFR	4.75%	7/1/2031	310,231	60,355	60,792	5,6,8,11
First Legal Buyer, Inc.	Delayed Draw	1.00%	3M SOFR		7/1/2031	697,689	(3,468)	(3,488)	5,6,7,8,25

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (unaudited)

Investments	Investment Type	Cash Interest Rate / PIK	Reference Rate	Spread	Maturity Date	Principal Amount	Cost[24]	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated Investments (continued)
Senior Secured Loans (continued)
North America (continued)
FirstCall Mechanical Group, LLC	Delayed Draw	1.00%	3M SOFR		6/27/2031	$8,000,000	$(118,725)	$(120,000)	5,6,7,8,11,25
Flatiron Crane Operating Company, LLC	First Lien Term Loan	9.01%	1M SOFR	5.25%	12/17/2027	1,633,245	1,633,305	1,618,770	5,6,11,19
Force Electrical Buyerco, LLC	Delayed Draw	8.18%	3M SOFR	4.50%	10/21/2032	1,964,299	385,526	389,314	5,6,8,10
Force Electrical Buyerco, LLC	Revolver	8.84%	3M SOFR	4.20%	10/21/2032	392,860	173,206	173,982	5,6,8,10
Force Electrical Buyerco, LLC	First Lien Term Loan	8.17%	3M SOFR	4.50%	10/21/2032	1,149,508	1,138,113	1,141,302	5,6,10,18
Fullsteam Operations LLC	Delayed Draw	1.00%	3M SOFR		8/8/2031	923,077	(8,048)	(12,940)	5,6,7,8,10,25
Fullsteam Operations LLC	Revolver	8.88%	1M SOFR	5.25%	8/8/2031	307,692	97,460	95,687	5,6,8,10
Fullsteam Operations LLC	First Lien Term Loan	8.90%	3M SOFR	5.25%	8/8/2031	2,769,231	2,745,535	2,730,410	5,6,10,18
Galway Borrower LLC	Revolver	8.24%	3M SOFR	4.50%	9/29/2028	247,394	75,105	74,887	5,6,8,10
Galway Borrower LLC	First Lien Term Loan	8.23%	3M SOFR	4.50%	9/29/2028	3,403,735	3,355,870	3,353,269	5,6,10
Gastronome Acquisition, LLC	First Lien Term Loan	8.88%	3M SOFR	5.00%	6/18/2029	2,062,904	2,053,209	2,005,600	5,6,11,19
Gator Plastic Intermediate Holdings, LLC	First Lien Term Loan	10.90%	1M SOFR	7.25%	10/14/2027	2,199,465	2,155,611	2,174,256	5,6,13,18
Gator Plastic Intermediate Holdings, LLC	Revolver	10.89%	1M SOFR	7.25%	10/14/2027	400,662	157,568	157,321	5,6,8,13
GC Waves Holdings, Inc.	Delayed Draw	8.14%	1M SOFR	4.50%	10/4/2030	634,048	201,225	202,492	5,6,8,10
GC Waves Holdings, Inc.	Delayed Draw	8.14%	1M SOFR	4.50%	10/4/2030	1,040,232	1,040,232	1,039,959	5,6,10,18
GC Waves Holdings, Inc.	First Lien Term Loan	8.14%	1M SOFR	4.50%	10/4/2030	1,655,760	1,655,760	1,655,325	5,6,10,18
GC Waves Holdings, Inc.	Revolver	0.50%	3M SOFR		10/4/2030	90,016	—	(24)	5,6,7,8,10
GMF Parent, Inc.	Delayed Draw	1.00%	3M SOFR		12/20/2032	500,000	(4,627)	(6,964)	5,6,7,8,10,25
GMF Parent, Inc.	Revolver	8.17%	3M SOFR	4.50%	12/20/2032	275,000	22,455	21,170	5,6,8,10
GMF Parent, Inc.	First Lien Term Loan	8.18%	3M SOFR	4.50%	12/20/2032	1,770,563	1,752,977	1,745,900	5,6,10,18
Gold Medal Holdings, Inc.	First Lien Term Loan	9.44%	3M SOFR	8.99%	3/17/2027	1,586,947	1,586,947	1,564,242	5,6,11,18
Gold Medal Holdings, Inc.	Delayed Draw	9.48%	3M SOFR	5.75%	3/17/2027	379,581	379,581	374,158	5,6,11
Golden State Dermatology Management, LLC	Delayed Draw	9.14%	1M SOFR	5.50%	9/4/2028	5,385,089	3,279,188	3,255,814	5,6,8,11
Graymar Acquisition LLC	Delayed Draw	8.14%	1M SOFR	4.50%	9/13/2030	1,522,295	1,363,405	1,369,627	5,6,8,11

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (unaudited)

Investments	Investment Type	Cash Interest Rate / PIK	Reference Rate	Spread	Maturity Date	Principal Amount	Cost[24]	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated Investments (continued)
Senior Secured Loans (continued)
North America (continued)
Greenwood Operating Group, LLC	First Lien Term Loan	9.23%	3M SOFR	5.50%	5/7/2031	$6,067,528	$5,960,419	$5,960,668	5,6,11,18
Greenwood Operating Group, LLC	Revolver	11.25%	3M PRIME	4.50%	5/7/2031	1,068,062	466,803	465,524	5,6,8,11
Gridhawk LLC	First Lien Term Loan	9.35%	3M SOFR	5.75%	5/7/2030	1,593,424	1,586,783	1,557,097	5,6,11,19
GS Acquisitionco, Inc.	Delayed Draw	1.00%	3M SOFR		5/25/2028	350,698	(554)	(3,008)	5,6,7,8,10,25
Guava Buyer LLC	Delayed Draw	9.16%	3M SOFR	5.50%	8/12/2032	380,484	159,430	155,463	5,6,8,11
Guava Buyer LLC	Revolver	9.15%	3M SOFR	5.50%	8/12/2030	382,166	24,205	19,528	5,6,8,11
Guava Buyer LLC	First Lien Term Loan	9.14%	3M SOFR	5.50%	8/12/2032	3,211,401	3,147,784	3,118,588	5,6,11,18
Halo Buyer, Inc.	First Lien Term Loan	9.64%	1M SOFR	6.00%	8/7/2029	6,873,880	6,763,083	6,787,956	5,6,11,18
Halo Buyer, Inc.	Revolver	10.32%	1M SOFR	5.68%	8/7/2029	1,044,195	472,517	474,239	5,6,8,11
Harris & Co. LLC	Delayed Draw	8.89%	1M SOFR	5.25%	8/9/2030	16,878	16,710	16,730	5,6,11
Harris & Co. LLC	Revolver	0.50%	3M SOFR		8/9/2030	226,637	(1,601)	(1,988)	5,6,7,8,11
Harris & Co. LLC	First Lien Term Loan	8.89%	1M SOFR	5.25%	8/9/2030	1,643,043	1,626,759	1,628,592	5,6,11,18
Harris & Co. LLC	Delayed Draw	8.89%	1M SOFR	5.25%	8/9/2030	17,316	17,170	17,163	5,6,11,18
Harris & Co. LLC	Delayed Draw	8.83%	1M SOFR	5.21%	8/9/2030	2,067,104	1,549,098	1,549,702	5,6,8,11
HBWM Intermediate II, LLC	First Lien Term Loan	8.39%	1M SOFR	4.75%	11/17/2031	776,221	767,951	767,860	5,6,10
HBWM Intermediate II, LLC	Delayed Draw	8.39%	1M SOFR	4.75%	11/17/2031	1,036,804	1,025,758	1,025,637	5,6,10
HBWM Intermediate II, LLC	Delayed Draw	8.14%	1M SOFR	4.50%	11/17/2031	475,128	71,985	71,964	5,6,8,10
HBWM INTERMEDIATE II, LLC	Revolver	8.40%	1M SOFR	4.75%	8/18/2031	278,499	141,485	141,469	5,6,8,10
Heads Up Technologies, Inc.	Revolver	0.50%	3M SOFR		7/23/2030	636,364	(2,591)	(4,333)	5,6,7,8,11
Heads Up Technologies, Inc.	First Lien Term Loan	8.98%	3M SOFR	5.25%	7/23/2030	6,315,909	6,288,090	6,272,900	5,6,11,18
Health Buyer LLC	Revolver	0.50%	3M SOFR		4/29/2030	183,824	—	(262)	5,6,7,8,10
Health Buyer LLC	First Lien Term Loan	8.48%	3M SOFR	4.75%	4/29/2030	1,248,379	1,243,435	1,241,579	5,6,10,18
Health Management Associates, Inc.	First Lien Term Loan	8.94%	3M SOFR	5.25%	3/30/2029	523,877	519,841	513,467	5,6,11,19
Hec Purchaser Corp.	First Lien Term Loan	8.74%	3M SOFR	5.00%	6/17/2029	3,384,593	3,353,940	3,341,686	5,6,11,18
Hec Purchaser Corp.	Revolver	0.50%	3M SOFR		6/17/2029	260,417	(2,354)	(3,301)	5,6,7,8,11

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (unaudited)

Investments	Investment Type	Cash Interest Rate / PIK	Reference Rate	Spread	Maturity Date	Principal Amount	Cost[24]	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated Investments (continued)
Senior Secured Loans (continued)
North America (continued)
Heritage Foodservice Investment, LLC	First Lien Term Loan	9.26%	3M SOFR	5.50%	8/1/2030	$1,535,456	$1,521,146	$1,517,104	5,6,11,18
Heritage Foodservice Investment, LLC	Revolver	9.26%	3M SOFR	5.50%	8/1/2030	200,871	105,387	104,730	5,6,8,11
Heritage Foodservice Investment, LLC	Delayed Draw	9.26%	3M SOFR	5.50%	8/1/2030	1,605,721	123,673	122,468	5,6,8,11
HHS Buyer Inc.	Revolver	0.50%	3M SOFR		8/31/2028	1,081,315	(9,422)	(10,817)	5,6,7,8,11
HHS Buyer Inc.	Delayed Draw	9.16%	3M SOFR	5.50%	8/31/2028	5,366,023	5,315,096	5,312,198	5,6,11
HHS Buyer Inc.	First Lien Term Loan	9.17%	3M SOFR	5.50%	8/31/2028	856,401	848,581	847,834	5,6,11,18
Hills Distribution, Inc.	First Lien Term Loan	9.18%	3M SOFR	5.50%	11/8/2029	87,490	87,055	87,053	5,6,11,18
Hills Distribution, Inc.	Delayed Draw	9.23%	3M SOFR	5.50%	11/8/2029	212,630	40,113	39,962	5,6,8,11
HLSG Intermediate, LLC	First Lien Term Loan	8.37%	1M SOFR	4.75%	2/2/2033	2,357,683	2,345,956	2,344,496	5,6,10,18
HLSG Intermediate, LLC	Delayed Draw	8.37%	1M SOFR	4.75%	2/2/2033	768,946	710,834	710,170	5,6,8,10
HLSG Intermediate, LLC	Revolver	0.50%	3M SOFR		2/2/2033	308,295	(1,452)	(1,733)	5,6,7,8,10
I.D. Images Acquisition, LLC	Delayed Draw	9.14%	1M SOFR	5.50%	7/30/2026	349,166	348,470	347,442	5,6,11
I.D. Images Acquisition, LLC	First Lien Term Loan	9.14%	1M SOFR	5.50%	7/30/2026	802,491	800,891	798,528	5,6,11
I.D. Images Acquisition, LLC	First Lien Term Loan	9.14%	1M SOFR	5.50%	7/30/2026	427,572	426,720	425,461	5,6,11
I.D. Images Acquisition, LLC	First Lien Term Loan	9.14%	1M SOFR	5.50%	7/30/2026	105,562	105,340	105,041	5,6,11
I.D. Images Acquisition, LLC	Revolver	0.50%	6M SOFR		7/30/2026	170,510	(325)	(840)	5,6,7,8,11
IDC Infusion Services, Inc.	First Lien Term Loan	8.73%	3M SOFR	5.00%	7/7/2028	2,068,166	2,058,367	2,049,829	5,6,11,19
Ideal Components Acquisition, LLC	Delayed Draw	1.00%	3M SOFR		6/30/2032	965,264	(8,983)	(9,306)	5,6,7,8,10,25
Ideal Components Acquisition, LLC	Revolver	9.04%	1M SOFR	4.81%	6/30/2032	804,387	304,096	303,275	5,6,8,10
Ideal Components Acquisition, LLC	First Lien Term Loan	8.64%	1M SOFR	5.00%	6/30/2032	5,215,913	5,170,485	5,165,629	5,6,10,18
IEQ Capital Management, LLC	Delayed Draw	8.24%	6M SOFR	4.50%	12/22/2028	641,997	641,995	641,997	5,6,10
IEQ Capital Management, LLC	Delayed Draw	8.21%	3M SOFR	4.50%	12/22/2028	415,283	415,283	415,283	5,6,10
IEQ Capital, LLC	Delayed Draw	8.23%	3M SOFR	4.50%	12/22/2028	2,471,949	2,462,502	2,471,949	5,6,11,18
IEQ Capital, LLC	First Lien Term Loan	8.23%	6M SOFR	4.50%	12/22/2028	1,455,349	1,455,349	1,455,349	5,6,10,18
IEQ Capital, LLC	First Lien Term Loan	8.23%	6M SOFR	4.50%	12/22/2028	2,789,841	2,789,841	2,789,841	5,6,10

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (unaudited)

Investments	Investment Type	Cash Interest Rate / PIK	Reference Rate	Spread	Maturity Date	Principal Amount	Cost[24]	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated Investments (continued)
Senior Secured Loans (continued)
North America (continued)
IG Investments Holdings, LLC	First Lien Term Loan	8.66%	3M SOFR	5.00%	9/22/2028	$2,533,704	$2,508,906	$2,515,307	5,6,10
IG Investments Holdings, LLC	Revolver	0.50%	3M SOFR		9/22/2028	280,236	(2,516)	(2,030)	5,6,7,8,10
Igloo Group Parent, Inc.	First Lien Term Loan	8.73%	3M SOFR	5.00%	12/23/2031	3,950,000	3,891,084	3,854,412	5,6,11,18
Imagine 360 LLC	Revolver	0.38%	3M SOFR		9/30/2028	187,098	—	—	5,6,7,8,10
Imagine 360 LLC	First Lien Term Loan	8.48%	3M SOFR	4.75%	9/30/2028	2,080,386	2,080,386	2,080,386	5,6,10
Imagine 360 LLC	Delayed Draw	1.00%	3M SOFR		9/30/2028	298,637	—	—	5,6,7,8,10,25
Impact Advisors, LLC	First Lien Term Loan	8.23%	3M SOFR	4.50%	3/19/2032	227,766	227,201	227,197	5,6,11,18
Impact Advisors, LLC	Delayed Draw	8.23%	3M SOFR	4.50%	3/19/2032	128,570	16,908	16,905	5,6,8,11
Impact Advisors, LLC	Revolver	10.25%	3M PRIME	3.50%	3/19/2032	25,714	15,365	15,364	5,6,8,11
Improving Acquisition, LLC	First Lien Term Loan	10.35%	3M SOFR	6.50%	7/26/2027	9,104,701	9,032,478	9,022,698	5,6,11,18
Improving Acquisition, LLC	Revolver	10.33%	3M SOFR	6.50%	7/26/2027	584,271	54,134	52,993	5,6,8,11
Innovative Discovery, LLC	First Lien Term Loan	9.14%	1M SOFR	5.50%	12/31/2030	3,308,052	3,275,098	3,274,707	5,6,11,18
Innovative Discovery, LLC	Revolver	5.50%	1M SOFR		12/31/2030	155,844	(1,444)	(1,571)	5,6,7,8,11
Innovative Discovery, LLC	Delayed Draw	1.00%	1M SOFR		12/31/2030	519,481	(4,817)	(5,236)	5,6,7,8,11,25
Inszone Mid, LLC	Delayed Draw	8.23%	3M SOFR	4.50%	11/30/2029	307,082	89,470	88,375	5,6,8,11
Integrated Power Services Holdings, Inc.	First Lien Term Loan	8.51%	1M SOFR	4.75%	11/22/2028	3,929,648	3,910,393	3,912,264	5,6,11,18
Integrity Marketing Acquisition, LLC	First Lien Term Loan	8.67%	3M SOFR	5.00%	8/25/2028	3,930,015	3,929,327	3,927,376	5,6,10,18
Intermed Inc.	First Lien Term Loan	8.66%	3M SOFR	5.00%	4/3/2030	3,178,718	3,165,641	3,102,118	5,6,11,19
IVX Health Holdings, Inc.	Revolver	0.50%	3M SOFR		6/7/2030	533,427	(2,531)	(2,272)	5,6,7,8,11
IVX Health Holdings, Inc.	First Lien Term Loan	8.73%	3M SOFR	5.00%	6/7/2030	5,904,910	5,876,552	5,879,693	5,6,11
Ivy Technology Parent Intermediate III Holdings, LLC	First Lien Term Loan	8.89%	1M SOFR	5.25%	2/5/2031	3,491,124	3,446,549	3,445,052	5,6,11,18
Ivy Technology Parent Intermediate III Holdings, LLC	Revolver	8.89%	1M SOFR	5.25%	2/5/2031	453,246	266,427	265,966	5,6,8,11
Kai Acquisition, LLC	First Lien Term Loan	8.64%	1M SOFR	5.00%	5/1/2032	1,158,621	1,147,225	1,144,681	5,6,11,19
KCM Environmental US Acquisition LLC	First Lien Term Loan	8.73%	3M SOFR	5.00%	6/17/2030	2,062,904	2,030,195	1,983,977	5,6,11,19

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)
June 30, 2026 (unaudited)

Investments	Investment Type	Cash Interest Rate / PIK	Reference Rate	Spread	Maturity Date	Principal Amount	Cost[24]	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated Investments (continued)
Senior Secured Loans (continued)
North America (continued)
Kelso Industries LLC	First Lien Term Loan	9.42%	3M SOFR	5.75%	12/30/2029	$1,426,440	$1,413,490	$1,408,828	5,6,11
Kelso Industries LLC	First Lien Term Loan	9.42%	3M SOFR	5.75%	12/30/2029	3,972,839	3,942,716	3,923,785	5,6,11,18
Kept Companies, Inc.	Delayed Draw	8.72%	3M SOFR	5.03%	4/30/2029	1,300,565	1,295,443	1,280,321	5,6,11
Kept Companies, Inc.	First Lien Term Loan	8.73%	3M SOFR	5.00%	4/30/2029	394,933	394,116	388,801	5,6,11,19
Kite Bidco Inc.	First Lien Term Loan	8.20%	6M SOFR	4.50%	11/19/2031	2,645,028	2,612,248	2,605,712	5,6,18
Kite Bidco Inc.	Delayed Draw	1.00%	3M SOFR		11/19/2031	661,257	(3,866)	(4,815)	5,6,7,8,18,25
KL Stockton Intermediate II, LLC	First Lien Term Loan	0.00% / 13.00%	Fixed	13.00%	5/23/2031	748,922	739,679	689,393	9,20,23
La Fiesta Food Products, LLC	First Lien Term Loan	9.23%	3M SOFR	5.50%	7/15/2031	283,942	283,942	283,942	5,6,18
Lakewood Acquisition Corp.	First Lien Term Loan	9.17%	3M SOFR	5.50%	1/24/2030	5,464,034	5,384,288	5,350,577	5,6,11,18
Lakewood Acquisition Corp.	Revolver	0.50%	3M SOFR		1/24/2030	1,509,054	(20,395)	(31,255)	5,6,7,8,11
Last Dance Intermediate I, LLC	Delayed Draw	8.33%	1M SOFR	4.69%	3/31/2031	1,050,947	375,651	372,719	5,6,8,10
Lavie Group, Inc.	Delayed Draw	8.62%	6M SOFR	5.00%	10/10/2029	2,424,583	2,395,524	2,398,747	5,6,11
LeadVenture Inc.	Delayed Draw	8.73%	3M SOFR	5.00%	6/23/2032	1,294,896	614,706	606,675	5,6,8,10
LeadVenture Inc.	Revolver	8.63%	1M SOFR	5.00%	6/23/2032	649,183	30,041	23,765	5,6,8,10
LeadVenture Inc.	First Lien Term Loan	8.73%	3M SOFR	5.00%	6/23/2032	6,765,296	6,721,131	6,656,145	5,6,10,18
Legend Buyer, Inc.	Delayed Draw	9.33%	3M SOFR	5.50%	1/19/2029	542,124	542,630	535,155	5,6,11
Legend Buyer, Inc.	First Lien Term Loan	9.33%	3M SOFR	5.50%	1/19/2029	487,302	487,747	485,684	5,6,11,19
Liberty Purchaser, LLC	Delayed Draw	8.16%	3M SOFR	4.50%	11/22/2029	4,000,000	62,037	59,362	5,6,8,10
Lido Advisors, LLC	Revolver	8.43%	3M SOFR	4.75%	5/10/2032	109,549	81,241	81,098	5,6,8,11
Lido Advisors, LLC	Delayed Draw	8.48%	3M SOFR	4.75%	5/10/2032	93,195	92,395	92,760	5,6,11,18
Lido Advisors, LLC	Delayed Draw	8.42%	3M SOFR	4.75%	5/10/2032	624,510	607,356	610,007	5,6,8,11
Life Science Intermediate, Holdings, LLC	Delayed Draw	9.74%	1M SOFR	6.00%	6/10/2027	2,476,539	1,270,356	1,268,521	5,6,8,11
Life Science Intermediate, Holdings, LLC	Revolver	9.82%	3M SOFR	6.00%	6/10/2027	475,539	470,935	470,950	5,6,11
Lighthouse Technologies Holding Corp.	First Lien Term Loan	8.48%	3M SOFR	4.75%	12/31/2029	3,947,507	3,947,434	3,897,368	5,6,11,18

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)
June 30, 2026 (unaudited)

Investments	Investment Type	Cash Interest Rate / PIK	Reference Rate	Spread	Maturity Date	Principal Amount	Cost[24]	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated Investments (continued)
Senior Secured Loans (continued)
North America (continued)
Lightspeed Borrower, LLC	First Lien Term Loan	8.98%	3M SOFR	5.25%	5/1/2029	$2,295,012	$2,278,906	$2,278,906	5,6
Lightspeed Borrower, LLC	Revolver	0.38%	3M SOFR		5/1/2029	270,501	(1,894)	(1,894)	5,6,7,8
Lindstrom, LLC	Revolver	0.50%	6M SOFR		12/30/2032	442,701	(6,204)	(7,297)	5,6,7,8,10
Lindstrom, LLC	First Lien Term Loan	9.24%	3M SOFR	5.50%	12/30/2032	3,476,817	3,427,299	3,419,512	5,6,10,18
LJ Avalon Holdings, LLC	Delayed Draw	8.39%	3M SOFR	4.75%	2/1/2030	3,313,750	3,285,028	3,273,553	5,6,11
LJ Avalon Holdings, LLC	Revolver	8.42%	3M SOFR	4.75%	2/1/2029	666,667	75,006	72,908	5,6,8,11
Machine Sciences Corporation	Revolver	0.50%	3M SOFR		3/31/2032	261,905	(2,763)	(2,950)	5,6,7,8,11
Machine Sciences Corporation	First Lien Term Loan	8.48%	3M SOFR	4.75%	3/31/2032	1,567,500	1,550,756	1,549,800	5,6,11
Machine Sciences Corporation	Delayed Draw	8.48%	3M SOFR	4.75%	3/31/2032	1,833,333	1,813,914	1,812,684	5,6,11
Machine Sciences Corporation	First Lien Term Loan	8.48%	3M SOFR	4.75%	3/31/2032	2,196,330	2,180,095	2,179,043	5,6,11,18
Machine Sciences Corporation	Delayed Draw	0.50%	3M SOFR		3/31/2032	1,798,165	(13,232)	(14,153)	5,6,7,8,11,25
Management Consulting & Research, LLC	First Lien Term Loan	8.48%	3M SOFR	4.75%	8/16/2027	1,246,261	1,246,261	1,246,134	5,6,11,18
Management Consulting & Research, LLC	Revolver	8.44%	3M SOFR	4.75%	8/16/2027	1,379,780	511,030	510,890	5,6,8,11
Management Consulting & Research, LLC	Delayed Draw	8.48%	3M SOFR	4.75%	8/16/2027	1,705,534	1,705,534	1,705,360	5,6,11,18
Management Consulting & Research, LLC	Delayed Draw	8.45%	3M SOFR	4.75%	8/16/2027	813,915	648,419	648,078	5,6,8,11
Management Consulting & Research, LLC	Delayed Draw	8.43%	6M SOFR	4.75%	5/9/2031	31,785	31,785	31,782	5,6,11,18
MB2 Dental Solutions, LLC	Delayed Draw	9.65%	1M SOFR	6.00%	2/13/2031	302,144	82,377	82,528	5,6,8,10
MDC Interior Acquisition, Inc.	First Lien Term Loan	8.73%	3M SOFR	5.00%	4/26/2030	532,655	526,690	518,622	5,6,11,19
Mechanair LLC	Delayed Draw	1.00%	3M SOFR		12/18/2031	1,263,158	(5,769)	(8,169)	5,6,7,8,11,25
Mechanair LLC	Revolver	9.76%	6M SOFR	6.00%	12/18/2031	421,053	259,246	258,471	5,6,8,11
Mechanair LLC	First Lien Term Loan	9.73%	6M SOFR	6.00%	12/18/2031	2,304,211	2,292,753	2,289,308	5,6,11,18
Med Learning Group, LLC	Delayed Draw	1.00%	3M SOFR		12/30/2027	416,667	(3,001)	(3,100)	5,6,7,8,11,25
Med Learning Group, LLC	First Lien Term Loan	9.48%	3M SOFR	5.75%	12/30/2027	3,547,500	3,517,155	3,521,103	5,6,11,18

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)
June 30, 2026 (unaudited)

Investments	Investment Type	Cash Interest Rate / PIK	Reference Rate	Spread	Maturity Date	Principal Amount	Cost[24]	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated Investments (continued)
Senior Secured Loans (continued)
North America (continued)
Medical Device Inc.	First Lien Term Loan	8.67%	3M SOFR	5.00%	7/11/2029	$494,628	$489,164	$488,089	5,6,11,18
Medical Device Inc.	Revolver	0.50%	3M SOFR		7/11/2029	165,289	(1,757)	(2,253)	5,6,7,8,11
Medina Health, LLC	First Lien Term Loan	9.98%	3M SOFR	6.25%	10/20/2028	161,875	160,913	161,028	5,6,11,18
Medina Health, LLC	Delayed Draw	9.98%	3M SOFR	6.25%	4/19/2030	170,479	65,571	66,128	5,6,8,11
Medrina, LLC	Delayed Draw	9.69%	6M SOFR	6.00%	10/20/2029	1,471,042	774,570	769,698	5,6,8,11
Medrina, LLC	First Lien Term Loan	9.64%	1M SOFR	6.00%	10/20/2029	2,513,684	2,476,227	2,473,669	5,6,11,18
MHH Holdings III, LLC	First Lien Term Loan	8.78%	3M SOFR	5.00%	12/31/2027	871,221	863,599	863,564	5,6,11,19
Michael Baker International, LLC	First Lien Term Loan	8.23%	3M SOFR	4.50%	12/1/2028	3,980,000	3,861,301	3,871,468	5,6,10,18
Minds Buyer, LLC	Revolver	0.50%	3M SOFR		5/3/2029	156,250	(741)	(738)	5,6,7,8,11
Minds Buyer, LLC	First Lien Term Loan	8.73%	3M SOFR	5.00%	5/3/2029	2,801,094	2,784,789	2,787,866	5,6,11,18
MKD Electric, LLC	First Lien Term Loan	10.12%	3M SOFR	6.50%	5/31/2029	1,984,927	1,959,075	1,948,096	5,6,12,18
MKD Electric, LLC	Revolver	10.12%	1M SOFR	6.50%	5/31/2029	479,846	215,516	212,564	5,6,8,12
MKD Electric, LLC	First Lien Term Loan	10.12%	3M SOFR	6.50%	5/31/2029	7,307,500	7,163,136	7,169,353	5,6,12,18
MoboTrex, LLC	Delayed Draw	8.73%	3M SOFR	5.00%	6/6/2031	1,434,708	227,175	223,014	5,6,8,11
MoboTrex, LLC	Revolver	8.73%	3M SOFR	5.00%	6/7/2030	410,256	106,748	105,468	5,6,8,11
MoboTrex, LLC	First Lien Term Loan	8.70%	3M SOFR	5.00%	6/7/2030	2,143,077	2,128,862	2,122,530	5,6,11,18
Model N, Inc.	First Lien Term Loan	8.48%	3M SOFR	4.75%	5/13/2031	1,870,823	1,856,269	1,839,787	5,6,10,18
Model N, Inc.	Revolver	0.25%	3M SOFR		6/27/2031	207,254	(1,492)	(3,438)	5,6,7,8,10
Model N, Inc.	Delayed Draw	8.42%	3M SOFR	4.75%	6/27/2031	388,115	191,437	189,343	5,6,8,10
Monarch Collective Holdings, LLC	First Lien Term Loan	8.73%	3M SOFR	5.00%	3/17/2032	953,893	949,328	949,699	5,6,11
Monarch Collective Holdings, LLC	Revolver	8.73%	3M SOFR	5.00%	3/17/2032	127,505	24,892	24,942	5,6,8,11
Monarch Collective Holdings, LLC	Delayed Draw	8.73%	3M SOFR	5.00%	3/17/2032	637,513	776	1,019	5,6,8,11
Moonlight Parent, Inc.	Delayed Draw	1.00%	3M SOFR		9/9/2032	754,717	(6,683)	(7,912)	5,6,7,8,10,25
Moonlight Parent, Inc.	Revolver	0.50%	3M SOFR		9/9/2032	452,830	(4,018)	(4,747)	5,6,7,8,10
Moonlight Parent, Inc.	First Lien Term Loan	8.41%	3M SOFR	4.75%	9/9/2032	2,778,491	2,752,995	2,749,291	5,6,10,18

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)
June 30, 2026 (unaudited)

Investments	Investment Type	Cash Interest Rate / PIK	Reference Rate	Spread	Maturity Date	Principal Amount	Cost[24]	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated Investments (continued)
Senior Secured Loans (continued)
North America (continued)
MoreGroup Holdings, Inc.	First Lien Term Loan	8.98%	3M SOFR	5.25%	1/16/2030	$1,466,250	$1,451,215	$1,442,717	5,6,11,18
MPS Newco LLC	First Lien Term Loan	9.24%	6M SOFR	5.50%	12/28/2029	1,160,362	1,154,121	1,101,794	5,6,11,19
MPULSE Mobile, Inc.	Delayed Draw	1.00%	3M SOFR		8/26/2032	307,692	(2,129)	(245)	5,6,7,8,10,25
MPULSE Mobile, Inc.	Revolver	0.50%	3M SOFR		8/26/2032	461,538	(3,055)	(368)	5,6,7,8,10
MPULSE Mobile, Inc.	First Lien Term Loan	8.48%	3M SOFR	4.75%	8/26/2032	3,214,615	3,190,743	3,187,821	5,6,10,18
MyTown Health Partners Buyer, Inc	First Lien Term Loan	8.38%	3M SOFR	4.75%	1/28/2032	1,000,539	990,636	990,576	5,6,10,19
Nautic Angels Acquisition LLC	Delayed Draw	8.89%	1M SOFR	5.25%	2/8/2030	1,809,239	1,798,635	1,763,984	5,6,11
Nautic Angels Acquisition LLC	First Lien Term Loan	8.89%	1M SOFR	5.25%	2/8/2030	1,376,784	1,370,605	1,342,433	5,6,11,19
NE Ortho Management Services, LLC	Delayed Draw	8.73%	3M SOFR	5.00%	12/13/2030	3,764,706	1,024,608	1,018,567	5,6,8,11
NE Ortho Management Services, LLC	Revolver	8.74%	3M SOFR	5.00%	12/13/2030	235,294	44,933	44,543	5,6,8,11
New Charter Technologies, Inc.	Delayed Draw	8.89%	1M SOFR	5.25%	4/17/2030	4,219,770	2,143,812	2,118,836	5,6,8,10
New Charter Technologies, Inc.	Revolver	0.50%	1M SOFR		10/17/2028	282,092	(84)	(2,782)	5,6,7,8,10
NMI Acquisitionco, Inc.	First Lien Term Loan	8.24%	1M SOFR	4.50%	9/6/2028	737,007	729,566	724,495	5,6,10,18
NMI Acquisitionco, Inc.	Delayed Draw	8.24%	1M SOFR	4.50%	9/6/2028	378,914	375,089	372,482	5,6,10,18
NMI Acquisitionco, Inc.	Revolver	8.24%	1M SOFR	4.50%	9/6/2028	110,767	82,044	81,195	5,6,8,10
North Haven Spartan US Holdco LLC	First Lien Term Loan	9.42%	3M SOFR	5.75%	12/6/2027	644,522	644,522	644,080	5,6,11,18
NWP Acquisition Holdings, LLC	First Lien Term Loan	8.98%	3M SOFR	5.25%	11/21/2030	105,777	104,193	104,060	5,6,11
NWP Acquisition Holdings, LLC	Delayed Draw	8.98%	3M SOFR	5.25%	11/21/2030	552,304	389,993	388,713	5,6,8,11
NWP Acquisition Holdings, LLC	Revolver	0.50%	3M SOFR		11/21/2030	110,461	(1,527)	(1,789)	5,6,7,8
NWP Acquisition Holdings, LLC	First Lien Term Loan	8.98%	3M SOFR	5.25%	11/21/2030	34,903	34,381	34,337	5,6,11,18
Obra Capital, Inc.	First Lien Term Loan	11.25% / 0.50%	1M SOFR	7.50%	6/21/2029	2,464,180	2,431,249	2,415,978	5,11,18
OMNIA Exterior Solutions LLC	Delayed Draw	8.98%	3M SOFR	5.25%	12/29/2029	4,287,500	4,294,360	4,252,899	5,6,11,19
OPS Wildcat Merger Sub, Inc.	First Lien Term Loan	8.66%	3M SOFR	5.00%	9/3/2030	680,737	672,335	669,746	5,6,11,18
OPS Wildcat Merger Sub, Inc.	Revolver	0.50%	3M SOFR		9/3/2030	29,412	(300)	(475)	5,6,7,8,11

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)
June 30, 2026 (unaudited)

Investments	Investment Type	Cash Interest Rate / PIK	Reference Rate	Spread	Maturity Date	Principal Amount	Cost[24]	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated Investments (continued)
Senior Secured Loans (continued)
North America (continued)
OPTI9 Technologies LLC	First Lien Term Loan	8.39%	1M SOFR	4.75%	11/25/2031	$3,980,000	$3,941,408	$3,931,315	5,6,10,19
Optimizely North America Inc.	First Lien Term Loan	6.64% / 2.50%	1M SOFR	5.50%	10/30/2031	3,609,673	3,580,148	3,538,130	5,10,18
Optimizely North America Inc.	Revolver	0.50%	3M SOFR		10/30/2031	352,000	(2,695)	(6,977)	5,6,7,8,10
OrthoFeet, Inc.	First Lien Term Loan	9.13%	6M SOFR	5.50%	7/30/2030	1,791,545	1,772,298	1,730,755	5,6,11,19

Orthopaedic (ITC) Management Services, LLC	First Lien Term Loan	8.73%	3M SOFR	5.00%	7/31/2028	20	1,286	20	5,6,11,19
Owl Cyber Defense Solutions, LLC	First Lien Term Loan	9.39%	1M SOFR	5.75%	9/11/2029	3,284,128	3,254,825	3,257,393	5,6,11,18
Owl Cyber Defense Solutions, LLC	Revolver	9.33%	1M SOFR	5.75%	9/11/2029	315,137	23,180	22,652	5,6,8,11
Packaging Coordinators Midco, Inc.	Delayed Draw	1.00%	3M SOFR		7/9/2032	357,462	—	(2,691)	5,6,7,8,10,25
Packaging Coordinators Midco, Inc.	Delayed Draw	8.66%	3M SOFR	5.00%	7/9/2032	51,350	42,251	42,251	5,6,8,10
Packaging Coordinators Midco, Inc.	First Lien Term Loan	8.66%	3M SOFR	5.00%	7/9/2032	1,857,913	1,853,973	1,834,560	5,6,10,18
Packaging Coordinators Midco, Inc.	First Lien Term Loan	8.66%	3M SOFR	5.00%	7/9/2032	378,655	378,655	373,883	5,6,10
Packaging Coordinators Midco, Inc.	Revolver	0.50%	3M SOFR		7/9/2032	374,524	(1,578)	(931)	5,6,7,8,10
Packaging Coordinators Midco, Inc.	Delayed Draw	1.00%	3M SOFR		10/15/2032	487,420	(4,382)	(5,008)	5,6,7,8,10,25
Packaging Coordinators Midco, Inc.	Delayed Draw	—%	3M SOFR		10/15/2032	475,531	(4,275)	(123)	5,6,7,8,10,25
PAI Financing Merger Sub LLC	First Lien Term Loan	8.48%	3M SOFR	4.75%	2/13/2032	4,313,820	4,258,871	4,253,593	5,6,10,18
PAI Financing Merger Sub LLC	Revolver	0.50%	3M SOFR		2/13/2032	924,296	(11,200)	(12,904)	5,6,7,8,10
Par Excellence Holdings, Inc.	First Lien Term Loan	8.65%	3M SOFR	5.00%	9/3/2030	6,170,638	6,079,368	6,056,498	5,6,11,18
Patriot Foods Buyer, Inc.	Delayed Draw	8.92%	3M SOFR	5.25%	12/24/2029	2,735,171	903,670	906,404	5,6,8,11
Pave America Holding, LLC	Delayed Draw	6.05% / 2.88%	3M SOFR	5.25%	8/27/2032	865,378	424,548	431,275	5,8,10
Pave America Holding, LLC	Revolver	8.46%	3M SOFR	4.75%	8/27/2032	648,649	318,483	323,075	5,6,8,10
Pave America Holding, LLC	First Lien Term Loan	6.11% / 2.88%	3M SOFR	5.25%	8/27/2032	2,504,654	2,480,084	2,474,605	5,10,18
Pavement Preservation Acquisition, LLC	First Lien Term Loan	8.89%	1M SOFR	5.25%	8/9/2030	6,875,000	6,740,843	6,736,337	5,6,11,18

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)
June 30, 2026 (unaudited)

Investments	Investment Type	Cash Interest Rate / PIK	Reference Rate	Spread	Maturity Date	Principal Amount	Cost[24]	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated Investments (continued)
Senior Secured Loans (continued)
North America (continued)
Pavement Preservation Acquisition, LLC	Revolver	8.91%	3M SOFR	5.25%	8/9/2030	$1,125,000	$416,898	$416,060	5,6,8,11
PCS Midco, Inc.	First Lien Term Loan	9.48%	3M SOFR	5.75%	3/1/2030	540,518	534,367	531,470	5,6,11,18
PCS Midco, Inc.	Delayed Draw	9.47%	3M SOFR	5.75%	3/1/2030	4,131	4,060	4,062	5,6,11
PCS Midco, Inc.	Revolver	0.50%	3M SOFR		3/1/2030	6,250	(61)	(105)	5,6,7,8,11
Pediatric Home Respiratory Services, LLC	First Lien Term Loan	9.29%	6M SOFR	5.50%	12/23/2030	3,970,000	3,960,139	3,956,325	5,6,10,18
PestCo, LLC	Delayed Draw	8.41%	3M SOFR	4.75%	8/6/2030	667,350	664,554	662,976	5,6,11
PestCo, LLC	Revolver	10.50%	3M PRIME	3.75%	8/6/2030	268,456	72,722	72,074	5,6,8,11
PestCo, LLC	First Lien Term Loan	8.41%	3M SOFR	4.75%	8/6/2030	3,037,450	3,022,431	3,017,632	5,6,11,18
PGI Parent LLC	Revolver	10.75%	3M PRIME	4.00%	12/31/2031	1,291,624	407,533	406,824	5,6,8,11
PGI Parent LLC	First Lien Term Loan	8.73%	3M SOFR	5.00%	12/31/2031	1,969,604	1,950,021	1,946,963	5,6,11,18
PGI Parent LLC	First Lien Term Loan	8.68%	3M SOFR	5.00%	12/31/2031	1,656,438	1,624,248	1,622,887	5,6,11
Pharmalogic Holdings Corp.	First Lien Term Loan	8.64%	1M SOFR	5.00%	6/21/2030	2,904,456	2,872,660	2,865,903	5,6,11,18
Pharmalogic Holdings Corp.	Delayed Draw	8.65%	1M SOFR	5.00%	6/21/2030	1,032,902	712,263	716,253	5,6,8,11
Physician Life Care Planning, L.L.C.	First Lien Term Loan	8.73%	3M SOFR	5.00%	12/27/2030	3,980,979	3,942,562	3,945,667	5,6,11,19
PK Purchaser LLC	First Lien Term Loan	9.16%	3M SOFR	5.50%	9/19/2029	3,930,000	3,902,471	3,660,561	5,6,11,18
Play Holdings, Inc.	Revolver	9.24%	3M SOFR	5.50%	10/29/2030	233,010	50,725	49,331	5,6,8,10
Play Holdings, Inc.	First Lien Term Loan	9.23%	3M SOFR	5.50%	10/29/2031	3,748,155	3,692,365	3,676,731	5,6,10,18
PMA Parent Holdings, LLC	First Lien Term Loan	8.48%	3M SOFR	4.75%	1/31/2031	2,324,309	2,304,650	2,290,612	5,6,10,18
PMA Parent Holdings, LLC	Revolver	0.50%	3M SOFR		1/31/2031	104,500	(765)	(1,307)	5,6,7,8,10,18
PMA Parent Holdings, LLC	Revolver	0.50%	3M SOFR		1/31/2031	97,114	(827)	(1,214)	5,6,7,8,10
Point Quest Group, Inc.	Delayed Draw	8.48%	3M SOFR	4.75%	11/13/2031	487,644	62,036	61,414	5,6,8,10
Point Quest Group, Inc.	Revolver	0.50%	3M SOFR		11/13/2031	292,683	(1,313)	(1,689)	5,6,7,8,10
Point Quest Group, Inc.	First Lien Term Loan	8.48%	3M SOFR	4.75%	11/13/2031	3,203,415	3,187,516	3,184,927	5,6,10,18
Portage Point Partners, LP	First Lien Term Loan	8.66%	3M SOFR	5.00%	5/2/2033	6,539,792	6,485,272	6,486,082	5,6,10
Portage Point Partners, LP	Revolver	0.50%	3M SOFR		5/2/2033	871,972	(7,237)	(7,161)	5,6,7,8,10
PPW Aero Buyer, Inc.	Delayed Draw	8.73%	3M SOFR	5.00%	9/30/2031	400,929	395,914	396,930	5,6,11
PPW Aero Buyer, Inc.	Delayed Draw	8.73%	3M SOFR	5.00%	9/30/2031	785,743	779,177	777,927	5,6,11,18

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)
June 30, 2026 (unaudited)

Investments	Investment Type	Cash Interest Rate / PIK	Reference Rate	Spread	Maturity Date	Principal Amount	Cost[24]	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated Investments (continued)
Senior Secured Loans (continued)
North America (continued)
PPW Aero Buyer, Inc.	Delayed Draw	8.73%	3M SOFR	5.00%	9/30/2031	$44,868	$44,249	$44,494	5,6,11
PPW Aero Buyer, Inc.	First Lien Term Loan	8.73%	3M SOFR	5.00%	9/30/2031	266,923	265,504	265,075	5,6,11,18
Premise Health Holding Corp.	Delayed Draw	8.48%	3M SOFR	4.75%	11/8/2032	74,241	43,775	43,654	5,6,8,10
Premise Health Holding Corp.	First Lien Term Loan	8.48%	3M SOFR	4.75%	11/8/2032	175,404	173,769	173,513	5,6,10,18
Premise Health Holding Corp.	Revolver	0.50%	3M SOFR		11/6/2031	91,059	(1,348)	(1,366)	5,6,7,8,10
Premise Health Holding Corp.	First Lien Term Loan	8.48%	3M SOFR	4.75%	11/8/2032	767,860	756,439	756,342	5,6,10,18
Prestige PEO Holdings, LLC	Revolver	7.17%	3M SOFR	3.50%	1/14/2030	346,831	169,421	169,311	5,6,8,12
Prestige PEO Holdings, LLC	First Lien Term Loan	7.17%	3M SOFR	3.50%	1/14/2030	3,596,094	3,550,889	3,553,422	5,6,12,18
PRGX Global, Inc.	Delayed Draw	1.00%	3M SOFR		12/20/2030	876,121	(1,689)	(1,961)	5,6,7,8,11,25
PRGX Global, Inc.	First Lien Term Loan	9.19%	3M SOFR	5.50%	12/20/2030	7,209,746	7,174,166	7,175,414	5,6,11,18
PrimeFlight Acquisition, LLC	First Lien Term Loan	8.92%	3M SOFR	5.25%	5/1/2029	693,662	690,244	678,878	5,6,11,18
PrimeFlight Acquisition, LLC	First Lien Term Loan	8.91%	3M SOFR	5.25%	5/1/2029	463,235	458,651	454,345	5,6,11,18
Primeflight Acquisition, LLC	First Lien Term Loan	8.41%	3M SOFR	4.75%	5/1/2029	997,888	993,441	992,809	5,6,11,18
PTSH Intermediate Holdings, LLC	First Lien Term Loan	8.73%	3M SOFR	5.00%	1/8/2033	4,000,000	3,960,221	3,957,422	5,6,10,18
Puma Buyer, LLC	First Lien Term Loan	7.98%	3M SOFR	4.25%	3/29/2032	8,525,000	8,469,899	8,516,064	5,6,9,18
Puma Buyer, LLC	Revolver	0.38%	3M SOFR		3/29/2032	1,388,889	(8,556)	(1,456)	5,6,7,8,9
PureEHS Buyer LLC	First Lien Term Loan	8.48%	6M SOFR	4.75%	4/1/2032	4,000,000	3,961,204	3,955,099	5,6,10,19
Puris, LLC	First Lien Term Loan	9.47%	3M SOFR	5.75%	6/30/2031	2,952,592	2,923,479	2,930,527	5,6,11,18
Purple Cow Buyer, LLC	Delayed Draw	8.70%	3M SOFR	5.00%	11/5/2030	2,976,315	806,542	797,233	5,6,8,11
Quantum Design International	Delayed Draw	8.37%	6M SOFR	4.75%	10/11/2030	2,433,943	2,001,368	2,001,167	5,6,8,11
Quantum Design International	Delayed Draw	1.00%	3M SOFR		10/11/2030	1,626,016	(11,076)	(17,515)	5,6,7,8,11,25
Quantum Design International	First Lien Term Loan	8.38%	3M SOFR	4.75%	10/11/2030	896,186	898,999	886,508	5,6,11,19
Quick Quack Car Wash Holdings, LLC	Delayed Draw	8.65%	1M SOFR	5.00%	6/10/2031	3,715,600	1,730,157	1,726,788	5,6,8,10
Quick Quack Car Wash Holdings, LLC	Delayed Draw	8.64%	1M SOFR	5.00%	6/10/2031	6,232,430	6,191,309	6,178,266	5,6,10
Railpros Parent, LLC	First Lien Term Loan	7.89%	3M SOFR	4.25%	5/24/2032	1,434,674	1,422,412	1,421,507	5,6,10,18
Railpros Parent, LLC	Revolver	0.38%	3M SOFR		5/24/2032	222,387	(2,050)	(2,036)	5,6,7,8,10
Railpros Parent, LLC	Delayed Draw	7.89%	3M SOFR	4.25%	5/24/2032	444,440	128,651	131,272	5,6,8,10
RBFD Buyer, LLC	First Lien Term Loan	8.39%	1M SOFR	4.75%	10/31/2030	782,135	774,249	771,993	5,6,11,18

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)
June 30, 2026 (unaudited)

Investments	Investment Type	Cash Interest Rate / PIK	Reference Rate	Spread	Maturity Date	Principal Amount	Cost[24]	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated Investments (continued)
Senior Secured Loans (continued)
North America (continued)
RBFD Buyer, LLC	Delayed Draw	8.39%	1M SOFR	4.75%	10/31/2030	$323,119	$182,927	$182,957	5,6,8,11
RBFD Buyer, LLC	Revolver	0.50%	3M SOFR		10/31/2030	81,191	(765)	(1,053)	5,6,7,8,11
RCP Nats Purchaser, LLC	Revolver	0.50%	3M SOFR		3/19/2032	784,055	(4,821)	(10,083)	5,6,7,8,10
RCP Nats Purchaser, LLC	Delayed Draw	8.70%	3M SOFR	5.00%	3/19/2032	1,116,719	663,342	661,294	5,6,8,10
RCP Nats Purchaser, LLC	First Lien Term Loan	8.70%	3M SOFR	5.00%	3/19/2032	5,558,392	5,517,218	5,514,816	5,6,10,18
Recipe Acquisition Corp.	First Lien Term Loan	8.73%	3M SOFR	5.00%	7/31/2031	2,540,276	2,530,100	2,521,664	5,6,11,18
Recipe Acquisition Corp.	Delayed Draw	8.73%	3M SOFR	5.00%	7/31/2031	727,562	102,186	99,618	5,6,8,11
Recipe Acquisition Corp.	Revolver	8.73%	3M SOFR	5.00%	7/31/2031	291,326	71,714	70,697	5,6,8,11
Red Fox CD Acquisition Corporation	Delayed Draw	9.73%	3M SOFR	6.00%	3/4/2030	2,514,318	2,341,909	2,328,802	5,6,8,11
Refocus Management Services, LLC	Delayed Draw	8.69%	3M SOFR	5.00%	2/14/2029	2,742,306	2,719,413	2,683,700	5,6,11
Refocus Management Services, LLC	First Lien Term Loan	8.73%	3M SOFR	5.00%	2/14/2029	454,702	435,510	445,010	5,6,11,19
Renaissance Buyer, LLC	Revolver	0.50%	6M SOFR		7/18/2028	251,275	(1,005)	(1,005)	5,6,7,8,10
Renaissance Buyer, LLC	First Lien Term Loan	8.45%	3M SOFR	4.75%	7/18/2028	2,314,220	2,304,939	2,304,939	5,6,10
REP TEC Intermediate Holdings, Inc.	Revolver	0.50%	3M SOFR		5/30/2031	517,680	(2,287)	(3,034)	5,6,7,8,11
REP TEC Intermediate Holdings, Inc.	First Lien Term Loan	8.73%	3M SOFR	5.00%	5/30/2031	3,456,202	3,439,055	3,435,944	5,6,11,18
Resixperts Holdco, LLC	Delayed Draw	9.16%	3M SOFR	5.50%	5/2/2030	996,935	875,363	877,296	5,6,8,11
Resixperts Holdco, LLC	Revolver	9.14%	3M SOFR	5.50%	5/2/2030	124,838	31,790	31,331	5,6,8,11
Resixperts Holdco, LLC	First Lien Term Loan	9.16%	3M SOFR	5.50%	5/2/2030	262,917	259,305	258,781	5,6,11
Resixperts Holdco, LLC	First Lien Term Loan	9.16%	3M SOFR	5.50%	5/2/2030	123,499	121,802	121,556	5,6,11,18
Rev Up Brands, LLC	First Lien Term Loan	8.83%	1M SOFR	5.00%	2/28/2030	4,875,378	4,864,490	4,823,999	5,6,10,19
Riverside Assessments LLC	First Lien Term Loan	8.98%	3M SOFR	5.25%	3/19/2031	2,688,718	2,693,020	2,666,111	5,6,10,19
Rocket Bidco, Inc.	First Lien Term Loan	8.41%	3M SOFR	4.75%	11/1/2030	3,693,750	3,638,880	3,612,503	5,6,10,18
Rocket Youth Brands HoldCo LLC	Delayed Draw	8.48%	3M SOFR	4.75%	6/20/2031	1,165,374	251,016	236,804	5,6,8,11
Rocket Youth Brands HoldCo LLC	Revolver	0.50%	3M SOFR		6/20/2031	174,902	(727)	(2,862)	5,6,7,8,11
Rocket Youth Brands HoldCo LLC	First Lien Term Loan	8.48%	3M SOFR	4.75%	6/20/2031	1,166,015	1,160,955	1,146,938	5,6,11,18
Rotolo Consultants, Inc.	Delayed Draw	9.49%	1M SOFR	5.75%	1/31/2031	264,754	264,025	256,182	5,6,11
RPM Purchasers, Inc.	Delayed Draw	10.01%	1M SOFR	6.25%	9/11/2028	489,544	285,342	286,506	5,6,8,14
RPMS LLC	Delayed Draw	9.47%	1M SOFR	5.75%	8/4/2027	1,462,010	1,449,655	1,449,617	5,6,11

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)
June 30, 2026 (unaudited)

Investments	Investment Type	Cash Interest Rate / PIK	Reference Rate	Spread	Maturity Date	Principal Amount	Cost[24]	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated Investments (continued)
Senior Secured Loans (continued)
North America (continued)
RRA Corporate, LLC	Delayed Draw	8.95%	3M SOFR	5.25%	8/15/2029	$35,008	$23,168	$20,899	5,6,8,11
RRA Corporate, LLC	Revolver	8.97%	3M SOFR	5.25%	8/15/2029	35,211	29,567	27,026	5,6,8,11
RRA Corporate, LLC	First Lien Term Loan	8.98%	3M SOFR	5.25%	8/15/2029	1,643,179	1,622,855	1,507,318	5,6,11,18
Rushmore Investment III LLC	First Lien Term Loan	8.92%	3M SOFR	5.25%	10/18/2030	3,916,140	3,886,966	3,880,705	5,6,11,18
SAAB Purchaser, Inc.	Delayed Draw	0.50%	3M SOFR		11/12/2031	1,846,154	(8,083)	(25,926)	5,6,7,8,10,25
SAAB Purchaser, Inc.	Revolver	0.38%	3M SOFR		11/12/2031	246,154	(1,077)	(3,457)	5,6,7,8,10
SAAB Purchaser, Inc.	First Lien Term Loan	8.23%	3M SOFR	4.50%	11/12/2031	1,907,692	1,898,930	1,880,902	5,6,10,18
Sabel Systems Technology Solutions, LLC	Revolver	0.50%	3M SOFR		10/31/2030	79,422	(734)	(757)	5,6,7,8,11
Sabel Systems Technology Solutions, LLC	First Lien Term Loan	9.64%	1M SOFR	6.00%	10/31/2030	1,040,738	1,029,127	1,030,817	5,6,11,18
Safari Borrower, LLC	Revolver	0.50%	3M SOFR		2/3/2031	140,052	(1,973)	(2,212)	5,6,7,8,14
Safari Borrower, LLC	First Lien Term Loan	9.37%	1M SOFR	5.75%	2/3/2031	2,374,932	2,340,943	2,337,329	5,6,14
Safari Borrower, LLC	Delayed Draw	1.00%	3M SOFR		2/3/2031	840,312	(11,844)	(13,271)	5,6,7,8,14,25
SageBrush Buyer, LLC	Revolver	0.50%	3M SOFR		7/1/2030	258,621	(2,630)	(3,787)	5,6,7,8,11
SageBrush Buyer, LLC	First Lien Term Loan	8.39%	1M SOFR	4.75%	7/1/2030	1,873,707	1,851,847	1,846,268	5,6,11,18
Sagebrush Buyer, LLC	First Lien Term Loan	8.39%	1M SOFR	4.75%	7/1/2030	918,462	909,322	909,005	5,6,11,18
Sagebrush Buyer, LLC	First Lien Term Loan	8.39%	1M SOFR	4.75%	7/1/2030	574,038	568,326	568,128	5,6,11,18
Salisbury House, LLC	Delayed Draw	8.39%	1M SOFR	4.75%	8/18/2032	513,183	120,866	119,886	5,6,8,10
Salisbury House, LLC	Revolver	0.50%	3M SOFR		8/18/2032	342,122	(1,533)	(2,185)	5,6,7,8,10
Salisbury House, LLC	First Lien Term Loan	8.39%	1M SOFR	4.75%	8/18/2032	2,539,471	2,526,887	2,523,250	5,6,10,18
Salt Dental Collective, LLC	Delayed Draw	10.49%	1M SOFR	6.75%	2/15/2028	413,639	413,639	413,639	5,6,11,18
Salt Dental Collective, LLC	Revolver	10.49%	1M SOFR	6.75%	2/15/2028	720,308	720,308	720,308	5,6,11
Salt Dental Collective, LLC	First Lien Term Loan	10.49%	1M SOFR	6.75%	2/15/2028	27,556	27,556	27,556	5,6,11,18
Salt Dental Collective, LLC	First Lien Term Loan	10.49%	1M SOFR	6.75%	2/15/2028	39,373	39,373	39,373	5,6,11,18
Salt Dental Collective, LLC	First Lien Term Loan	10.49%	1M SOFR	6.75%	2/15/2028	133,009	133,009	133,009	5,6,11,18
Salt Dental Collective, LLC	First Lien Term Loan	10.49%	1M SOFR	6.75%	2/15/2028	135,112	135,112	135,112	5,6,11,18

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)
June 30, 2026 (unaudited)

Investments	Investment Type	Cash Interest Rate / PIK	Reference Rate	Spread	Maturity Date	Principal Amount	Cost[24]	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated Investments (continued)
Senior Secured Loans (continued)
North America (continued)
Salt Dental Collective, LLC	First Lien Term Loan	10.47%	1M SOFR	6.75%	2/15/2028	$208,294	$208,294	$208,294	5,6,11,18
Salt Dental Collective, LLC	First Lien Term Loan	10.49%	1M SOFR	6.75%	2/15/2028	105,078	105,078	105,078	5,6,11,18
Salt Dental Collective, LLC	First Lien Term Loan	10.47%	1M SOFR	6.75%	2/15/2028	2,378,386	2,378,386	2,378,386	5,6,11,18
Salt Dental Collective, LLC	First Lien Term Loan	10.49%	1M SOFR	6.75%	2/15/2028	436,412	436,412	436,412	5,6,11,18
Salt Dental Collective, LLC	First Lien Term Loan	10.49%	1M SOFR	6.75%	2/15/2028	957,416	957,416	957,416	5,6,11,18
Salute Mission Critical, LLC	First Lien Term Loan	8.78%	1M SOFR	5.14%	11/30/2029	18,369	18,215	18,072	5,6,11
Salute Mission Critical, LLC	Delayed Draw	1.00%	3M SOFR		11/30/2029	29,591	(99)	(330)	5,6,7,8,11,25
Salute Mission Critical, LLC	First Lien Term Loan	8.78%	1M SOFR	5.14%	11/30/2029	3,720,736	3,685,087	3,653,574	5,6,11,18
SCP WQS Buyer, LLC	Revolver	0.50%	3M SOFR		6/30/2033	557,491	—	—	5,6,7,8,9
SCP WQS Buyer, LLC	Delayed Draw	1.00%	3M SOFR		6/30/2033	2,787,456	—	—	5,6,7,8,9,25
SCP WQS Buyer, LLC	First Lien Term Loan	8.73%	3M SOFR	5.00%	6/30/2033	4,655,052	4,655,052	4,655,052	5,6,9,18
Seahawk Buyer, LLC	Revolver	8.88%	1M SOFR	5.25%	4/30/2032	810,230	185,939	185,573	5,6,8,13
Seahawk Buyer, LLC	First Lien Term Loan	8.87%	1M SOFR	5.25%	4/30/2032	4,051,151	4,001,633	3,999,987	5,6,13
Seahawk Buyer, LLC	Delayed Draw	1.00%	3M SOFR		4/30/2032	2,903,325	(15,540)	(16,384)	5,6,7,8,13,25
Security Buyer, LLC	First Lien Term Loan	9.20%	3M SOFR	5.50%	3/31/2032	658,980	649,373	648,973	5,6,13
Security Buyer, LLC	Revolver	0.50%	3M SOFR		3/31/2032	146,807	(2,112)	(2,224)	5,6,7,8,13
Security Buyer, LLC.	Delayed Draw	1.00%	3M SOFR		3/31/2032	88,084	(1,268)	(1,334)	5,6,7,8,13,25
Shock Doctor Intermediate LLC	First Lien Term Loan	9.23%	3M SOFR	5.50%	11/20/2029	2,060,377	2,063,817	2,021,908	5,6,11,19
Sigma Defense Systems, Inc.	First Lien Term Loan	10.13%	3M SOFR	6.25%	12/18/2027	777,985	769,486	746,146	5,6,11,18
Sigma Defense Systems, Inc.	Revolver	9.98%	3M SOFR	6.25%	12/18/2027	25,000	2,670	2,825	5,6,8,11
Sigma Defense Systems, Inc.	Delayed Draw	1.00%	3M SOFR		12/18/2027	211,330	(2,833)	(9,462)	5,6,7,8,11,25
Signature MidCo, LLC	First Lien Term Loan	8.39%	3M SOFR	4.75%	5/21/2033	2,109,091	2,088,284	2,088,148	5,6,19
SkyMark Refuelers, LLC	Delayed Draw	8.17%	3M SOFR	4.50%	12/16/2032	643,457	427,844	426,464	5,6,8,10
SkyMark Refuelers, LLC	Delayed Draw	0.50%	3M SOFR		12/16/2032	960,384	(8,865)	(11,044)	5,6,7,8,10,25
SkyMark Refuelers, LLC	Revolver	0.50%	3M SOFR		12/16/2032	480,192	(4,438)	(5,522)	5,6,7,8,10

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (unaudited)

Investments	Investment Type	Cash Interest Rate / PIK	Reference Rate	Spread	Maturity Date	Principal Amount	Cost[24]	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated Investments (continued)
Senior Secured Loans (continued)
North America (continued)
SkyMark Refuelers, LLC	First Lien Term Loan	8.17%	3M SOFR	4.50%	12/16/2032	$1,915,966	$1,897,894	$1,893,933	5,6,10,18
Skyrodema Bidco, LLC	Delayed Draw	—%	3M SOFR		3/9/2033	509,091	(3,650)	(559)	5,6,7,8,10,25
Skyrodema Bidco, LLC	First Lien Term Loan	8.48%	3M SOFR	4.75%	3/9/2033	2,799,709	2,792,914	2,796,636	5,6,10,18
Socket Holding Corporation	First Lien Term Loan	8.89%	1M SOFR	5.25%	3/31/2031	987,406	972,782	973,629	5,6,10,18
Socket Holding Corporation	Revolver	0.50%	3M SOFR		3/31/2031	202,545	(2,056)	(2,314)	5,6,7,8,10
Socket Holding Corporation	Delayed Draw	8.89%	1M SOFR	5.25%	3/31/2031	784,861	776,298	780,890	5,6,10
Socket Holding Corporation	First Lien Term Loan	8.89%	1M SOFR	5.25%	3/31/2031	974,241	974,241	965,371	5,6,10,18
Solace Healthcare Holdco, Inc.	First Lien Term Loan	8.39%	1M SOFR	4.75%	2/2/2032	3,822,000	3,785,554	3,786,883	5,6,11,19
Solairus Holdings, LLC	First Lien Term Loan	9.73%	3M SOFR	6.00%	11/13/2028	3,187,353	3,154,291	3,124,128	5,6,11,18
Solairus Holdings, LLC	Revolver	9.73%	3M SOFR	6.00%	11/13/2028	528,169	139,347	133,889	5,6,8,11
Solairus Holdings, LLC	Revolver	0.50%	3M SOFR		7/22/2030	67,126	124	168	5,6,7,8,11
Solairus Holdings, LLC	Delayed Draw	1.00%	3M SOFR		7/22/2030	268,502	(499)	(319)	5,6,7,8,11,25
Sonny’s Enterprises, LLC	Delayed Draw	9.31%	3M SOFR	5.50%	8/5/2028	11,790	11,688	11,698	5,6,11
Soteria Flexibles Corp.	First Lien Term Loan	8.48%	3M SOFR	4.75%	8/15/2029	2,607,466	2,610,073	2,568,144	5,6,11,19
SourceHOV Tax, LLC	First Lien Term Loan	9.68%	3M SOFR	5.75%	4/6/2028	4,848,516	4,714,069	4,774,630	5,6,11,19
Southern Orthodontic Partners, LLC	Delayed Draw	1.00%	3M SOFR		7/27/2029	320,378	—	—	5,6,7,8,11,25
Southern Orthodontic Partners, LLC	First Lien Term Loan	8.48%	3M SOFR	4.75%	7/27/2029	2,055,336	2,055,336	2,055,336	5,6,11
Southern Orthodontic Partners, LLC	Revolver	8.41%	3M SOFR	4.75%	7/27/2029	85,446	19,938	19,938	5,6,8,11
Spring Dental Intermediate, LLC	Delayed Draw	9.33%	3M SOFR	5.50%	12/23/2026	4,172,722	4,170,068	4,166,973	5,6,11
Springline Advisory Intermediate, LLC	Delayed Draw	8.91%	3M SOFR	5.25%	12/1/2031	3,190,420	3,168,467	3,165,022	5,6,11
Springline Advisory Intermediate, LLC	Revolver	0.50%	3M SOFR		12/1/2031	425,532	(2,887)	(3,386)	5,6,7,8,11
Springline Advisory Intermediate, LLC	First Lien Term Loan	8.91%	3M SOFR	5.25%	12/1/2031	382,021	379,175	378,981	5,6,11,18
Springline Advisory Intermediate, LLC	Delayed Draw	8.95%	3M SOFR	5.25%	1/14/2030	1,889,789	319,058	332,513	5,6,8,11
Spruce Bidco I Inc. & Spruce Bidco II Inc.	First Lien Term Loan	8.41%	3M SOFR	4.75%	2/2/2032	7,852,692	7,757,658	7,721,957	5,6,10,18
SRP Eagle Buyer, Inc.	Delayed Draw	—%	3M SOFR		12/8/2031	1,290,323	(11,698)	(14,189)	5,6,7,8,13,25
SRP Eagle Buyer, Inc.	Revolver	0.50%	3M SOFR		12/8/2031	516,129	(4,686)	(5,675)	5,6,7,8,13

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (unaudited)

Investments	Investment Type	Cash Interest Rate / PIK	Reference Rate	Spread	Maturity Date	Principal Amount	Cost[24]	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated Investments (continued)
Senior Secured Loans (continued)
North America (continued)
SRP Eagle Buyer, Inc.	First Lien Term Loan	8.48%	3M SOFR	4.75%	12/8/2031	$2,182,581	$2,160,896	$2,158,580	5,6,13,18
Stonebridge Companies, LLC	First Lien Term Loan	8.64%	1M SOFR	5.00%	5/16/2031	3,551,085	3,520,767	3,514,530	5,6,11,18
Stonebridge Companies, LLC	Revolver	0.50%	3M SOFR		5/16/2030	681,508	(5,302)	(7,015)	5,6,7,8,11
Stonebridge Companies, LLC	Delayed Draw	1.00%	3M SOFR		5/16/2031	1,022,263	(8,360)	(10,523)	5,6,7,8,11,25
Straine Dental Management, LLC	First Lien Term Loan	11.14%	1M SOFR	7.42%	11/25/2030	2,733,523	2,707,083	2,708,805	5,6,14
Straine Dental Management, LLC	Delayed Draw	10.96%	1M SOFR	7.24%	11/25/2030	955,595	22,432	22,692	5,6,8,14
Sunset Distributing, LLC	Delayed Draw	9.48%	3M SOFR	5.75%	5/30/2030	710,835	692,877	698,020	5,6,11
Sunset Distributing, LLC	First Lien Term Loan	9.48%	3M SOFR	5.75%	5/30/2030	3,708,706	3,645,410	3,641,843	5,6,11,18
SuperHero Fire Protection, LLC	Revolver	9.61%	3M SOFR	5.75%	12/31/2029	56,944	39,400	39,099	5,6,8,11
SuperHero Fire Protection, LLC	First Lien Term Loan	9.48%	3M SOFR	5.75%	12/31/2029	575,128	568,720	567,432	5,6,11,18
Superior Biologics Holding Company, LLC	First Lien Term Loan	9.93%	3M SOFR	6.10%	5/27/2033	2,565,000	2,515,950	2,516,232	5,6,10
Surgical Center Solutions, LLC	First Lien Term Loan	8.39%	1M SOFR	4.75%	3/25/2031	2,041,324	2,016,405	2,014,389	5,6,11,18
Surgical Center Solutions, LLC	Delayed Draw	8.40%	1M SOFR	4.75%	3/25/2031	621,890	206,899	207,313	5,6,8,11
Surgical Center Solutions, LLC	Revolver	8.39%	1M SOFR	4.75%	3/25/2031	310,945	40,305	39,429	5,6,8,11
SV Newco 2, Inc.	First Lien Term Loan	8.73%	3M SOFR	5.00%	6/2/2031	1,685,849	1,671,412	1,670,366	5,6,10,18
SV Newco 2, Inc.	First Lien Term Loan	8.73%	3M SOFR	5.00%	6/2/2031	750,504	746,761	743,611	5,6,10,18
SV Newco 2, Inc.	Delayed Draw	9.09%	3M SOFR	4.81%	6/2/2031	298,661	297,317	295,917	5,6,10,18
SV Newco 2, Inc.	Delayed Draw	8.73%	3M SOFR	5.00%	6/2/2031	2,307,767	745,651	734,598	5,6,8,10
SV Newco 2, Inc.	Revolver	9.31%	3M SOFR	4.70%	6/2/2031	597,228	129,981	129,580	5,6,8,10
SV Newco 2, Inc.	Delayed Draw	9.09%	3M SOFR	4.81%	6/2/2031	566,137	560,605	560,924	5,6,10
Syndigo LLC	Revolver	8.67%	3M SOFR	5.00%	9/2/2032	473,934	71,631	71,288	5,6,8,10
Syndigo LLC	First Lien Term Loan	8.67%	3M SOFR	5.00%	9/2/2032	3,508,436	3,473,597	3,474,730	5,6,10,18
Syner-G Intermediate Holdings LLC	First Lien Term Loan	8.98%	3M SOFR	5.25%	9/17/2030	9,207,429	9,178,339	8,662,449	5,6,11,19
Talent Worldwide Inc.	First Lien Term Loan	9.23%	3M SOFR	5.50%	1/16/2031	1,644,067	1,621,171	1,618,708	5,6,11
Talent Worldwide Inc.	Revolver	9.23%	3M SOFR	5.50%	1/16/2031	118,107	57,428	57,232	5,6,8,11
Tank Holding Corp.	First Lien Term Loan	9.49%	1M SOFR	5.75%	3/31/2028	1,391,855	1,265,938	1,333,120	5,6,10

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (unaudited)

Investments	Investment Type	Cash Interest Rate / PIK	Reference Rate	Spread	Maturity Date	Principal Amount	Cost[24]	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated Investments (continued)
Senior Secured Loans (continued)
North America (continued)
Tank Holding Corp.	First Lien Term Loan	9.74%	1M SOFR	6.00%	3/31/2028	$108,632	$98,776	$104,047	5,6,10
Tank Holding Corp.	Delayed Draw	9.74%	1M SOFR	6.00%	3/31/2028	47,094	42,821	45,106	5,6,10
Tau Midco, LLC	Delayed Draw	6.23% / 2.50%	3M SOFR	5.00%	2/2/2032	621,175	616,330	580,192	5,10
Tau Midco, LLC	Revolver	8.23%	3M SOFR	4.50%	2/2/2032	352,942	133,915	113,332	5,6,8,10
Tau Midco, LLC	First Lien Term Loan	6.23% / 2.50%	3M SOFR	5.00%	2/2/2032	2,723,085	2,702,163	2,544,560	5,10,18
Thames Technology Holdings, Inc.	First Lien Term Loan	8.93%	3M SOFR	5.25%	8/31/2029	1,733,579	1,715,927	1,721,608	5,6,11,18
The Hardenbergh Group, Inc.	First Lien Term Loan	9.73%	3M SOFR	6.00%	8/7/2028	3,792,093	3,761,909	3,771,026	5,6,14,18
The Hardenbergh Group, Inc.	First Lien Term Loan	9.73%	3M SOFR	6.00%	8/7/2028	158,707	157,126	157,351	5,6,14,18
Theoria Management, LLC	Delayed Draw	8.65%	3M SOFR	5.00%	11/25/2030	1,179,698	136,437	97,175	5,6,8,11
Tiger Buyer, LLC	First Lien Term Loan	8.42%	3M SOFR	4.75%	10/10/2031	3,990,000	3,951,706	3,951,768	5,6,11,19
TL Atlas Merger Sub Corp.	Revolver	0.50%	3M SOFR		6/30/2031	1,000,000	(8,365)	(10,100)	5,6,7,8,11
TL Atlas Merger Sub Corp.	First Lien Term Loan	8.73%	3M SOFR	5.00%	6/30/2031	8,613,000	8,537,796	8,525,792	5,6,11,18
TMSC OpCo, LLC	First Lien Term Loan	10.15%	1M SOFR	6.50%	4/30/2028	751,485	743,101	745,017	5,6,11,18
ToxStrategies, LLC	Delayed Draw	8.48%	3M SOFR	4.75%	11/12/2031	489,469	321,268	321,387	5,6,8,10
ToxStrategies, LLC	Revolver	0.50%	3M SOFR		11/12/2031	229,183	(1,026)	(2,047)	5,6,7,8,10
ToxStrategies, LLC	First Lien Term Loan	8.48%	3M SOFR	4.75%	11/12/2031	1,996,950	1,987,039	1,979,109	5,6,10,18
TPC US Parent, LLC	First Lien Term Loan	9.58%	3M SOFR	5.75%	3/1/2027	47,437	47,242	47,113	5,6,11,18
TRAK Purchaser, Inc.	First Lien Term Loan	9.41%	3M SOFR	5.75%	6/20/2031	1,356,818	1,339,904	1,336,415	5,6,11,18
TRAK Purchaser, Inc.	First Lien Term Loan	9.41%	3M SOFR	5.75%	6/20/2031	1,356,818	1,339,904	1,336,415	5,6,11
TRAK Purchaser, Inc.	First Lien Term Loan	6.00%	3M SOFR	6.00%	6/20/2031	294,977	290,552	290,552	5,6
Traliant Operating LLC	First Lien Term Loan	9.10%	3M SOFR	5.25%	12/16/2030	2,664,082	2,668,345	2,662,103	5,6,10,19
Transgo, LLC	Revolver	0.50%	3M SOFR		12/29/2028	197,932	(874)	(1,172)	5,6,7,8,14
Transgo, LLC	First Lien Term Loan	8.89%	1M SOFR	5.25%	12/29/2028	1,938,570	1,929,128	1,927,065	5,6,14,18
Transition Finance Strategies, LLC	First Lien Term Loan	8.16%	3M SOFR	4.50%	6/28/2029	2,688,718	2,672,415	2,652,920	5,6,11,19

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (unaudited)

Investments	Investment Type	Cash Interest Rate / PIK	Reference Rate	Spread	Maturity Date	Principal Amount	Cost[24]	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated Investments (continued)
Senior Secured Loans (continued)
North America (continued)
Tricor, LLC	Delayed Draw	8.99%	1M SOFR	5.25%	8/8/2031	$156,867	$154,533	$153,871	5,6,11,18
Tricor, LLC	Delayed Draw	8.99%	1M SOFR	5.25%	8/8/2031	191,813	189,675	188,141	5,6,11
Tricor, LLC	Revolver	0.50%	3M SOFR		8/8/2031	242,183	(1,943)	(2,702)	5,6,7,8,11
Tricor, LLC	First Lien Term Loan	8.99%	1M SOFR	5.25%	8/8/2031	1,498,510	1,486,054	1,481,807	5,6,11,18
Tricor, LLC	Delayed Draw	8.99%	1M SOFR	5.25%	8/8/2031	1,892,058	308,972	304,345	5,6,8,11
Trintech Inc.	Delayed Draw	0.75%	3M SOFR		1/28/2033	516,129	(4,872)	(9,181)	5,6,7,8,10,25
Trintech Inc.	First Lien Term Loan	8.39%	1M SOFR	4.75%	1/28/2033	3,096,774	3,067,120	3,041,686	5,6,10,18
Trintech Inc.	Revolver	0.50%	3M SOFR		1/28/2033	387,097	(3,650)	(6,886)	5,6,7,8,10
Truck-Lite Co. LLC	Delayed Draw	8.42%	3M SOFR	4.75%	2/13/2032	1,277,276	492,300	490,890	5,6,8,10
Truck-Lite Co. LLC	Delayed Draw	1.00%	3M SOFR		2/13/2032	635,885	(4,549)	(6,581)	5,6,7,8,10,25
Truck-Lite Co. LLC	First Lien Term Loan	8.41%	3M SOFR	4.75%	2/13/2032	99,846	98,858	98,810	5,6,10,18
Truck-Lite Co. LLC	First Lien Term Loan	8.41%	3M SOFR	4.75%	2/13/2032	1,493,651	1,479,118	1,478,154	5,6,10
Truck-Lite Co. LLC	Delayed Draw	8.43%	3M SOFR	4.75%	2/13/2032	32,181	31,868	31,847	5,6,10
Truck-Lite Co. LLC	Revolver	0.50%	3M SOFR		2/13/2031	154,407	(1,473)	(1,598)	5,6,7,8,10
Truck-Lite Co. LLC	First Lien Term Loan	8.41%	3M SOFR	4.75%	2/13/2032	32,020	31,709	31,688	5,6,10
True Talent Advisory Borrower LLC	First Lien Term Loan	8.95%	3M SOFR	5.25%	1/10/2033	1,440,340	1,416,637	1,418,005	5,6,11
True Talent Advisory Borrower LLC .	Delayed Draw	8.98%	3M SOFR	5.25%	1/10/2033	1,007,734	81,927	81,795	5,6,8,11
True Talent Advisory Borrower LLC	Revolver	0.50%	3M SOFR		1/9/2032	521,360	(9,616)	(9,818)	5,6,7,8,11
True Talent Advisory Borrower LLC	First Lien Term Loan	8.95%	3M SOFR	5.25%	1/10/2033	719,090	705,984	707,939	5,6,11,18
TVG- MGT Merger, LLC	Delayed Draw	8.89%	3M SOFR	5.25%	4/10/2029	2,397,624	850,848	851,618	5,6,8,11
TVG- MGT Merger, LLC	Revolver	11.00%	3M PRIME	4.25%	4/10/2029	332,356	268,375	267,646	5,6,8,11
TVG- MGT Merger, LLC	First Lien Term Loan	8.90%	3M SOFR	5.25%	4/10/2029	2,532,935	2,507,897	2,508,804	5,6,11,18
Tvg Shelby Buyer, Inc.	Delayed Draw	9.20%	3M SOFR	5.50%	3/27/2028	830,568	308,181	309,628	5,6,8,11
Tvg Shelby Buyer, Inc.	First Lien Term Loan	9.23%	3M SOFR	5.50%	3/27/2028	816,667	810,396	810,167	5,6,11,18

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (unaudited)

Investments	Investment Type	Cash Interest Rate / PIK	Reference Rate	Spread	Maturity Date	Principal Amount	Cost[24]	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated Investments (continued)
Senior Secured Loans (continued)
North America (continued)
Tvg Shelby Buyer, Inc.	Revolver	0.50%	3M SOFR		3/27/2028	$83,333	$(578)	$(660)	5,6,7,8,11
TWH Bidco, LLC	Delayed Draw	1.00%	3M SOFR		1/22/2032	840,336	(3,897)	(4,705)	5,6,7,8,11,25
TWH Bidco, LLC	First Lien Term Loan	8.41%	3M SOFR	4.75%	1/22/2032	3,151,765	3,136,089	3,134,117	5,6,11,18
U.S. Urology Partners, LLC	Delayed Draw	1.00%	3M SOFR		4/8/2032	4,000,000	(44,739)	(54,369)	5,6,7,8,10,25
U.S. Urology Partners, LLC	Delayed Draw	1.00%	3M SOFR		4/8/2032	4,000,000	(58,736)	(60,481)	5,6,7,8,10,25
Upland Software, Inc.	First Lien Term Loan	9.73%	3M SOFR	6.00%	7/25/2031	2,111,265	2,078,416	2,061,441	5,6,13
Upland Software, Inc.	First Lien Term Loan	9.73%	3M SOFR	6.00%	7/25/2031	3,061,013	3,013,697	2,989,245	5,6,13,18
Upland Software, Inc.	Revolver	0.50%	3M SOFR		7/25/2031	680,000	(10,085)	(15,943)	5,6,7,8,13
UpStack Holdco Inc.	First Lien Term Loan	8.63%	6M SOFR	5.00%	8/25/2031	1,671,429	1,671,429	1,669,306	5,6,10
UpStack Holdco Inc.	Delayed Draw	8.69%	3M SOFR	5.00%	8/25/2031	642,857	235,286	234,469	5,6,8,10
UpStack Holdco Inc.	Revolver	8.64%	1M SOFR	5.00%	8/25/2031	257,143	96,429	96,102	5,6,8,10
USIC Holdings, Inc.	First Lien Term Loan	9.17%	3M SOFR	5.50%	9/10/2031	3,321,418	3,305,782	3,288,392	5,6,10,18
USIC Holdings, Inc.	Revolver	9.05%	3M SOFR	5.19%	9/10/2031	429,163	402,175	400,416	5,6,8,10
USIC Holdings, Inc.	Delayed Draw	9.17%	3M SOFR	5.50%	9/10/2031	197,303	158,828	157,866	5,6,8,10
USN Opco, LLC	First Lien Term Loan	8.98%	3M SOFR	5.25%	5/31/2030	4,000,000	3,961,419	3,960,377	5,6,10,19
UVC Management LLC.	Delayed Draw	8.72%	3M SOFR	5.00%	11/18/2028	3,717,000	3,697,334	3,699,886	5,6,11
Vacation Rental Brands, LLC	First Lien Term Loan	8.95%	3M SOFR	5.25%	5/6/2032	4,552,678	4,507,632	4,524,005	5,6,11,18
Vacation Rental Brands, LLC	First Lien Term Loan	8.95%	3M SOFR	5.25%	5/6/2032	1,379,952	1,366,753	1,371,261	5,6,11
Vacation Rental Brands, LLC	Revolver	0.50%	3M SOFR		5/6/2032	555,419	(4,631)	(3,488)	5,6,7,8,11
Valkyrie Buyer, LLC	Delayed Draw	8.98%	3M SOFR	5.25%	5/6/2031	1,710,058	(15,441)	(22,617)	5,6,7,8,10
Valkyrie Buyer, LLC	Revolver	10.24%	3M PRIME	4.62%	5/6/2030	524,800	112,468	109,885	5,6,8,10
Valkyrie Buyer, LLC	First Lien Term Loan	8.98%	3M SOFR	5.25%	5/6/2031	1,683,843	1,657,687	1,656,813	5,6,11,18
Valkyrie Buyer, LLC	Delayed Draw	8.98%	3M SOFR	5.25%	5/6/2031	71,119	70,011	69,974	5,6,11
Valkyrie Buyer, LLC	Delayed Draw	8.96%	3M SOFR	5.25%	5/6/2031	137,789	92,349	92,354	5,6,8,10
Valkyrie Buyer, LLC	Delayed Draw	8.93%	3M SOFR	5.25%	5/6/2031	71,468	70,352	70,318	5,6,11

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (unaudited)

Investments	Investment Type	Cash Interest Rate / PIK	Reference Rate	Spread	Maturity Date	Principal Amount	Cost[24]	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated Investments (continued)
Senior Secured Loans (continued)
North America (continued)
Vascular Technology, Inc	First Lien Term Loan	8.66%	3M SOFR	5.00%	4/15/2031	$4,337,278	$4,306,789	$4,274,450	5,6,11,19
Vascular Technology, Inc	First Lien Term Loan	8.66%	3M SOFR	5.00%	11/15/2031	3,970,000	3,931,133	3,927,046	5,6,11,19
Vatica Health, Inc.	Revolver	0.25%	3M SOFR		10/29/2032	363,636	(1,648)	(2,139)	5,6,7,8,10
Vatica Health, Inc.	First Lien Term Loan	7.87%	3M SOFR	4.25%	10/29/2032	3,627,273	3,609,214	3,605,886	5,6,10,18
Vehlo Purchaser, LLC	Delayed Draw	8.89%	1M SOFR	5.25%	5/24/2028	4,257,457	4,243,780	4,218,638	5,6,10
Vensure Employer Services, Inc.	First Lien Term Loan	8.70%	3M SOFR	5.00%	9/27/2032	3,790,265	3,772,235	3,752,351	5,6,9,18
Vensure Employer Services, Inc.	First Lien Term Loan	8.70%	3M SOFR	5.00%	9/27/2032	406,559	405,002	402,483	5,6,9
Vertex Service Partners, LLC	Delayed Draw	5.63% / 4.10%	3M SOFR	6.00%	11/8/2030	1,474,993	285,633	286,870	5,8,11
Vertex Service Partners, LLC	First Lien Term Loan	5.63% / 4.10%	3M SOFR	6.00%	11/8/2030	1,719,570	1,722,263	1,674,943	5,10,19
VISUSWR LLC	First Lien Term Loan	9.83%	6M SOFR	6.25%	11/8/2029	1,659,548	1,662,204	1,631,421	5,6,11,19
Vital Purchaser, LLC	First Lien Term Loan	9.23%	3M SOFR	5.50%	8/7/2030	1,803,870	1,776,885	1,763,666	5,6,11,18
Vital Purchaser, LLC	Revolver	0.50%	3M SOFR		8/7/2030	164,000	(1,694)	(3,655)	5,6,7,8,11
Vortex Companies, LLC	First Lien Term Loan	8.64%	1M SOFR	5.00%	5/7/2032	3,110,025	3,087,000	3,097,857	5,6,11,18
Vortex Companies, LLC	Delayed Draw	8.62%	1M SOFR	5.00%	5/7/2032	1,879,469	1,866,492	1,879,349	5,6,11
Vortex Companies, LLC	First Lien Term Loan	8.61%	1M SOFR	5.00%	9/4/2029	749,182	743,873	744,524	5,6,11
Vortex Companies, LLC	First Lien Term Loan	8.61%	1M SOFR	5.00%	9/4/2029	587,267	584,379	584,330	5,6,11,18
Vortex Companies, LLC	Delayed Draw	1.00%	3M SOFR		9/4/2029	917,604	(4,500)	(4,588)	5,6,7,8,11,25
Vortex Companies, LLC	Revolver	9.55%	3M PRIME	4.00%	9/4/2029	275,281	44,764	44,737	5,6,8
VRC Companies, LLC	First Lien Term Loan	9.16%	3M SOFR	5.50%	6/29/2027	4,974,495	4,969,784	4,950,097	5,6,11,18
VRC Companies, LLC	Revolver	0.50%	3M SOFR		6/29/2027	37,613	(163)	(184)	5,6,7,8,11
VRC Companies, LLC	First Lien Term Loan	9.45%	3M SOFR	5.75%	6/29/2029	613,971	611,026	610,961	5,6,11,18
VRC Companies, LLC	Delayed Draw	9.45%	3M SOFR	5.75%	6/29/2027	593,141	590,535	590,310	5,6,11
VTC Buyer Corp.	Revolver	8.91%	3M SOFR	5.25%	7/15/2031	802,907	267,888	267,229	5,6,8,11
VTC Buyer Corp.	Delayed Draw	8.90%	3M SOFR	5.25%	7/15/2031	1,289,205	1,280,473	1,279,839	5,6,11

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (unaudited)

Investments	Investment Type	Cash Interest Rate / PIK	Reference Rate	Spread	Maturity Date	Principal Amount	Cost[24]	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated Investments (continued)
Senior Secured Loans (continued)
North America (continued)
VTC Buyer Corp.	Delayed Draw	8.91%	3M SOFR	5.25%	7/15/2031	$917,157	$336,770	$336,456	5,6,8,11
VTC Buyer Corp.	First Lien Term Loan	8.92%	3M SOFR	5.25%	7/15/2031	2,518,084	2,499,404	2,500,023	5,6,11,18
Vybond Buyer LLC	Revolver	0.50%	6M SOFR		2/3/2032	967,673	(11,652)	(15,165)	5,6,7,8,10
Vybond Buyer LLC	Delayed Draw	1.00%	6M SOFR		2/3/2032	1,290,231	(7,789)	(10,471)	5,6,7,8,10,25
Vybond Buyer LLC	First Lien Term Loan	8.48%	3M SOFR	4.75%	2/3/2032	5,053,963	4,989,694	4,974,716	5,6,10,18
W.A. Kendall and Company, LLC	Delayed Draw	9.74%	3M SOFR	5.75%	4/22/2030	6,472,749	6,441,170	6,410,155	5,6,11,19
W.A. Kendall and Company, LLC	Revolver	9.87%	3M SOFR	5.88%	4/22/2030	253,033	182,280	181,566	5,6,8,11
W.A. Kendall and Company, LLC	Delayed Draw	9.74%	3M SOFR	5.75%	4/22/2030	74,294	73,677	73,615	5,6,11
W.A. Kendall and Company, LLC	Delayed Draw	9.74%	3M SOFR	5.75%	4/22/2030	1,840,151	338,260	336,229	5,6,8,11
W.A. Kendall and Company, LLC	First Lien Term Loan	9.74%	3M SOFR	5.75%	4/22/2030	1,216,828	1,206,185	1,205,718	5,6,11,18
Wasteology Group Transportation, LLC	First Lien Term Loan	8.41%	3M SOFR	4.75%	11/3/2032	1,078,431	1,067,706	1,067,631	5,6,10
Wasteology Group Transportation, LLC	Delayed Draw	1.00%	3M SOFR		11/3/2032	1,257,132	(11,428)	(12,558)	5,6,7,8,10,25
Wasteology Group Transportation, LLC	Revolver	0.38%	3M SOFR		11/3/2032	389,007	(3,529)	(3,886)	5,6,7,8,10
WCHG Buyer	First Lien Term Loan	8.42%	3M SOFR	5.00%	4/10/2031	6,715,124	6,686,076	6,662,444	5,6,11,18
Wealth Enhancement Group, LLC	Revolver	0.50%	3M SOFR		10/2/2028	128,213	(864)	(885)	5,6,7,8,11
Wealth Enhancement Group, LLC	Delayed Draw	7.94%	3M SOFR	4.25%	10/2/2028	135,640	134,102	134,068	5,6,11
Wealth Enhancement Group, LLC	Delayed Draw	7.94%	3M SOFR	4.25%	10/2/2028	1,978,690	1,956,310	1,955,823	5,6,11
Wealth Enhancement Group, LLC	Delayed Draw	7.94%	3M SOFR	4.25%	10/4/2028	202,221	199,928	199,878	5,6,11
Western Smokehouse Partners, LLC	First Lien Term Loan	9.12%	1M SOFR	5.50%	3/31/2029	7,210,529	7,143,060	7,149,099	5,6,11,18
Western Smokehouse Partners, LLC	Revolver	0.50%	3M SOFR		3/31/2029	309,122	(3,203)	(2,655)	5,6,7,8,11
Western Smokehouse Partners, LLC	Delayed Draw	9.12%	1M SOFR	5.50%	3/31/2029	955,716	944,166	954,326	5,6,11
Wges Buyer Inc.	Delayed Draw	9.33%	3M SOFR	5.50%	11/5/2027	5,940,613	3,124,613	3,062,966	5,6,8,11
Wges Buyer Inc.	Delayed Draw	9.30%	3M SOFR	5.50%	11/5/2027	708,557	707,710	699,881	5,6,11,19
Wharf Street Ratings Acquisition LLC	Delayed Draw	1.00%	3M SOFR		9/16/2032	549,486	(2,526)	(2,758)	5,6,7,8,10,25
Wharf Street Ratings Acquisition LLC	Revolver	0.50%	3M SOFR		9/16/2032	566,493	(2,600)	(2,843)	5,6,7,8,10

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (unaudited)

Investments	Investment Type	Cash Interest Rate / PIK	Reference Rate	Spread	Maturity Date	Principal Amount	Cost[24]	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated Investments (continued)
Senior Secured Loans (continued)
North America (continued)
Wharf Street Ratings Acquisition LLC	First Lien Term Loan	8.14%	1M SOFR	4.50%	9/16/2032	$3,246,786	$3,231,894	$3,230,499	5,6,10,18
Wharf Street Ratings Acquisition LLC	First Lien Term Loan	8.14%	1M SOFR	4.50%	9/16/2032	1,673,857	1,665,629	1,665,439	5,6,10
World Insurance Associates, LLC	First Lien Term Loan	8.73%	3M SOFR	5.00%	4/3/2030	9,875,000	9,875,000	9,871,039	5,6,11,18
Worldwide Insurance Network, LLC	Delayed Draw	9.44%	3M SOFR	5.81%	5/28/2030	655,472	653,188	653,026	5,6,10
Worldwide Insurance Network, LLC	First Lien Term Loan	9.44%	3M SOFR	5.70%	5/28/2030	818,523	812,594	814,627	5,6,10,18
Worldwide Insurance Network, LLC	Delayed Draw	9.35%	1M SOFR	5.68%	5/28/2030	1,187,445	184,308	181,008	5,6,8,10
WSRP Advisory, LLC	Delayed Draw	8.98%	3M SOFR	5.25%	2/28/2031	3,985,800	3,958,717	3,954,974	5,6,11
Ya Ya Foods Corp.	First Lien Term Loan	8.58%	3M SOFR	4.75%	8/26/2027	295,038	294,714	295,038	5,6,11,19
Zone Climate Services Inc	First Lien Term Loan	9.32%	3M SOFR	5.50%	3/9/2028	4,855,007	4,862,787	4,848,574	5,6,11,19
Total Direct Lending - Senior Secured Loans - North America							$1,126,239,703	$1,121,199,726
Rest of World - 0.3% of NAV									1,2,3,4,5,6
Kami Buyer, LLC	Delayed Draw	1.00%	3M SOFR		8/17/2029	$1,818,182	$(7,827)	$(28,738)	5,6,7,8,11,25
Kami Buyer, LLC	First Lien Term Loan	8.73%	3M SOFR	5.00%	8/17/2029	3,081,154	3,075,003	3,032,206	5,6,11,19
Total Direct Lending - Senior Secured Loans - Rest of World							$3,067,176	$3,003,468
Total Direct Lending - Senior Secured Loans							$1,150,340,809	$1,145,231,539

Investments	Investment Type	Cash Interest Rate / PIK	Reference Rate	Spread	Maturity Date	Principal Amount	Cost[24]	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated Investments (continued)
Collateralized Loan Obligations and Warehouses - 22.4% of NAV									1,2,3,6
North America - 22.4% of NAV
Audax Senior Debt CLO 12, LLC	Subordinated Notes				4/22/2037	$2,250,000	$2,070,085	$2,021,978
Barings Middle Market CLO Ltd. 2025-I	Subordinated Notes				4/15/2037	35,843,500	35,403,990	36,588,920
Birch Grove CLO 10 Ltd.	Subordinated Notes				1/22/2038	1,500,000	1,508,041	1,131,904
Birch Grove CLO 12 Ltd.	Subordinated Notes				4/22/2038	1,500,000	1,530,456	1,308,174

 The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (unaudited)

Investments	Investment Type	Cash Interest Rate / PIK	Reference Rate	Spread	Maturity Date	Principal Amount	Cost[24]	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated Investments (continued)
Collateralized Loan Obligations and Warehouses (continued)									1,2,3,6
North America (continued)
Birch Grove CLO Ltd.	Subordinated Notes				7/17/2037	$1,391,250	$952,750	$735,189
Carlyle US CLO 2025-2, Ltd	Subordinated Notes				7/25/2038	13,657,437	12,150,306	10,608,347
Churchill Middle Market CLO V Ltd	Subordinated Notes				4/25/2037	43,052,619	43,003,262	41,280,253
CIFC Funding 2024-V, Ltd	Subordinated Notes				1/22/2038	2,286,600	1,978,066	1,719,349
CIFC Funding 2025-IX	Subordinated Notes				1/21/2039	5,698,824	5,275,685	5,140,445
CIFC Stone Warehouse IV Ltd.	Warehouse					1,781,250	1,781,250	1,781,250	8
Great Lakes CLO VIII Ltd	Subordinated Notes				7/15/2037	95,650,000	94,045,825	94,364,736
Guggenheim MM CLO 2023-6, LLC	Class E Note	11.64%	3M SOFR	8.00%	7/25/2038	11,777,778	11,777,778	11,777,778	5
Jefferies Credit Partners Direct Lending CLO 2025-1 Ltd.	Subordinated Notes				10/15/2038	16,314,865	15,586,160	16,246,764
Nxt Capital Clo 2024-1 Llc	Subordinated Notes				1/15/2037	38,418,000	36,817,530	36,514,107
NXT Capital CLO 2026-2, Ltd.	Warehouse					1,889,242	1,889,242	1,889,242	8
NXTC 2024-1A Class E Loan	Class E Note	11.48%	3M SOFR	7.81%	1/15/2037	17,100,000	16,955,680	16,716,832	5
Total Direct Lending - Collateralized Loan Obligations and Warehouses - North America							$282,726,106	$279,825,268
Total Direct Lending - Collateralized Loan Obligations and Warehouses							$282,726,106	$279,825,268

Investments	Acquisition Date	Cost[24]	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated Investments (continued)
Investment Funds - 2.0% of NAV				1,21
North America - 2.0% of NAV
26N DL Sidecar Fund I LP	10/23/2025	$4,562,789	$4,427,721	6,8
Diameter Credit Company	9/17/2025	6,375,000	6,313,899	6,8
GC BSL CLO Fund, L.P.	10/20/2025	9,217,742	9,396,633	8,22
Trinitas Capital Management, LLC	1/31/2025	6,000,000	5,410,840	6,8
Total Direct Lending - Investment Funds - North America		$26,155,531	$25,549,093
Total Direct Lending - Investment Funds		$26,155,531	$25,549,093
Total Direct Lending		$1,459,222,446	$1,450,605,900

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (unaudited)

Investments	Acquisition Date	Cost[24]	Fair Value	Footnotes
Specialty Credit - Non-Controlled/Non-Affiliated Investments - 6.1% of NAV
Investment Funds - 4.6% of NAV				1,21
Europe - 1.1% of NAV
BOAC ABS EU CV LLC	5/26/2026	$1,942,674	$2,413,435	8,22,27
Kartesia Credit Opportunities III S.C.A., SICAV-SIF - Class C	12/31/2025	450,230	791,970	8,22,27
Kartesia Credit Opportunities IV SCS - Class B	12/31/2025	1,338,614	1,751,129	6,8,27
Kartesia Credit Opportunities IV SCS - Class C	12/31/2025	6,141,430	7,601,351	8,22,27
Kartesia Credit Opportunities IV SCS - Class D	12/31/2025	370,362	471,808	6,8,27
Total Specialty Credit - Investment Funds - Europe		$10,243,310	$13,029,693

Investments	Acquisition Date	Cost[24]	Fair Value	Footnotes
Specialty Credit - Non-Controlled/Non-Affiliated Investments - 6.1% of NAV
Investment Funds - 4.6% of NAV				1,21
North America - 3.5% of NAV

Birch Holdings (Offshore) LP	2/6/2026	$1,657,955	$2,121,833	8,22
Blue Owl Opportunistic Lending Fund (Offshore) LP	10/1/2025	6,436,361	7,372,500	6,8
Carlyle Santiago Aggregator, L.P.	9/5/2024	2,734,270	3,182,340	6
Castlelake Consumer Receivables Opportunity III, L.P.	6/26/2024	1,628,639	3,215,812	8,22
Castlelake Consumer Receivables Opportunity IV, L.P.	11/22/2024	2,283,547	2,782,946	8,22
Castlelake Consumer Receivables Opportunity V, L.P.	10/13/2025	4,025,143	4,206,588	22
Crayhill Stepstone ABF Opportunities Fund LP	6/29/2026	9,854,689	9,687,362	8,22
MAF Investments V Designated Activity Company	6/29/2026	—	—	7,8,26
Pimlico Partners, L.P.	12/16/2025	4,000,000	4,094,492	22
West Street Strategic Solutions Offshore Fund I, L.P.	10/1/2025	6,557,978	7,489,729	8,22
Total Specialty Credit - Investment Funds - North America		$39,178,582	$44,153,602
Total Specialty Credit - Investment Funds		$49,421,892	$57,183,295

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (unaudited)

Investments	Investment Type	Cash Interest Rate / PIK	Reference Rate	Spread	Maturity Date	Principal Amount	Cost[24]	Fair Value	Footnotes
Specialty Credit - Non-Controlled/Non-Affiliated Investments (continued)
Private Lending - 1.5%									1,2,3,4,6
North America - 1.5% of NAV
AR3 LLC	First Lien Term Loan	9.88%	1M SOFR	6.25%	12/31/2032	$4,000,000	$4,035,265	$4,003,323	5,16
CLGF Holdco 2, LLC	First Lien Term Loan	12.50%	Fixed	12.50%	4/23/2030	8,330,000	8,223,042	8,295,290	23
FTAI Infrastructure Inc.	First Lien Term Loan	9.75%	Fixed	9.75%	2/1/2028	2,000,000	1,949,654	1,940,577	23
Pipe Warehouse Trust II	Delayed Draw	9.87%	3M SOFR	6.25%	12/31/2032	4,000,000	1,271,179	1,264,084	5,8,15
Portfolio Brands LLC	First Lien Term Loan	10.66%	1M SOFR	7.00%	1/28/2031	1,314,329	1,275,067	1,273,981	5,15
SPC Jamboree Lender LLC	Revolver	13.50%	1M SOFR	9.00%	9/30/2030	4,000,000	2,510,558	2,415,589	5,8,17
Total Specialty Credit - Private Lending - North America							$19,264,765	$19,192,844
Total Specialty Credit - Private Lending							$19,264,765	$19,192,844
Total Specialty Credit							$68,686,657	$76,376,139
Total Investments - 122.2% of NAV							$1,527,909,103	$1,526,982,039
Liabilities in excess of other assets - (22.2)% of NAV								$(277,443,305)
Net Assets - 100.0%								$1,249,538,734

1	Geographic region generally reflects the location of the investment manager for Investment Funds and Collateralized Loan Obligations or Warehouses and the company headquarters for other debt investments.
2	Fair value was determined using significant unobservable inputs.
3	Investment is generally subject to certain limitations on resale, and may be deemed to be “restricted securities” under the Securities Act of 1933, as amended. Investment is a Level 3 asset unless otherwise indicated.

4	Senior secured debt investment.

5	Investments bear interest at rates that may be determined by reference to Secured Overnight Financing Rate (“SOFR”) or an alternative base rate (commonly based on the Federal Fund Rate or the U.S. Prime Rate (“PRIME”)), which generally reset periodically. For each such investment, the Fund has provided the reference rate used and the spread and the current contractual interest rate in effect at June 30, 2026. The interest rate disclosed is based on the reference rate as of the last reset date which may differ from the reference rate as of June 30, 2026. As of June 30, 2026, effective rates for 1 Month SOFR, 3 Month SOFR, 6 Month SOFR and PRIME are 3.650%, 3.680%, 3.860% and 6.750%, respectively. For portfolio companies with multiple interest rate contracts, each new draw or funding on the facility/loan has a different floating rate reset date. The rate presented represents a weighted-average rate for borrowings under the facility/loan in effect as of June 30, 2026. Certain investments are subject to a SOFR floor which has been provided.

6	Income producing investment that pays all interest in cash.

7	Unfunded commitment. Interest reflects the unfunded commitment fee rate.

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (unaudited)

8	Investment has an unfunded commitment balance. For private credit investments, unamortized capitalized fees (see Note 2) reduce cost basis and may result in a negative cost. A negative fair value may result from the unfunded commitment being valued below par. The private credit investment may be subject to an unfunded commitment fee.
9	Interest rate on funded balance is subject to a floor of 0.50%.
10	Interest rate on funded balance is subject to a floor of 0.75%.
11	Interest rate on funded balance is subject to a floor of 1.00%.
12	Interest rate on funded balance is subject to a floor of 1.25%.
13	Interest rate on funded balance is subject to a floor of 1.50%.
14	Interest rate on funded balance is subject to a floor of 2.00%.
15	Interest rate on funded balance is subject to a floor of 3.00%.
16	Interest rate on funded balance is subject to a floor of 3.50%.
17	Interest rate on funded balance is subject to a floor of 4.50%.
18	Security is held by CRDEX LLC and designated as collateral for borrowings on the JPMorgan Chase Bank, N.A. credit facility.
19	Security is held by SSG Holdings SPV, as defined in Note 2, and designated as collateral for borrowings on the Bank of Montreal credit facility.
20	Investment does not pay cash interest. Principal includes accumulated payment in kind (“PIK”) interest, which is collected upon repayment.
21	Investment Funds typically do not permit redemptions or withdrawals, except at the discretion of their general partner, manager, or advisor. Final distribution dates are generally unknown unless specified. These funds are fair valued using net asset value as the practical expedient, unless otherwise noted, and are usually acquired through private placements with contractual resale restrictions that do not lapse. Each investment may have been purchased on different dates and for varying amounts. As of June 30, 2026, the total fair value of restricted investments was $82.7 million, representing 6.6% of net assets. The acquisition date of the first purchase is listed in the Consolidated Schedule of Investments.
22	Investment is non-income producing.
23	Interest rate is fixed.
24	For non-controlled, non-affiliated debt investments, cost represents amortized cost.
25	Position is an unfunded delayed draw term loan with no rate setting.
26	Investment has been committed to but has not been funded as of June 30, 2026.
27	This investment is denominated in EUR. Values are translated into U.S. dollars using the exchange rate in effect at the reporting date.
28	Loan was on non-accrual status as of June 30, 2026

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (unaudited)

Summary of Investments by Strategy (as a percentage of total investments)
Direct Lending	95.0%
Specialty Credit	5.0%
Total Investments	100.0%

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (unaudited)

Derivative Instruments

Forward Foreign Currency Exchange Contracts

Currency to be Sold	Counterparty	Settlement Date	Currency to be Purchased	Currency Amount to be Sold	Currency Amount to be Purchased	Unrealized Appreciation (Depreciation)
Euro	State Street	July 31, 2026	USD	11,429,000	$13,251,857	$175,759
Total Forward Foreign Currency Exchange Contracts				11,429,000	$13,251,857	$175,759

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund

Consolidated Statement of Assets and Liabilities
June 30, 2026 (unaudited)

Assets
Non-controlled/non-affiliated investments, at fair value (cost $1,527,909,103)	$1,526,982,039
Cash and restricted cash	47,068,456
Cash denominated in foreign currency (cost $28,941)	28,944
Receivable from unsettled transactions	13,274,269
Dividend and interest receivable	3,193,347
Receivable for Fund shares sold	1,474,283
Unrealized appreciation on forward foreign currency exchange contracts	175,759
Prepaid expenses	119,767
Total Assets	1,592,316,864

Liabilities
Revolving credit facilities	336,288,385
Less deferred debt issuance costs	(3,299,192)
Revolving credit facilities less deferred debt issuance costs	332,989,193
Revolving credit facilities interest and fees payable	4,007,497
Incentive fees payable	3,540,889
Management fees payable	1,191,216
Administration fees payable	144,936
Professional fees payable	72,728
Trustees’ fees payable	39,345
Transfer agent fees payable	36,867
Due to Adviser	15,132
Other accrued expenses	740,327
Total Liabilities	342,778,130
Commitments and contingencies (see Note 10)
Net Assets	$1,249,538,734

Components of Net Assets:
Paid-in capital	$1,233,842,848
Total distributable earnings (accumulated loss)	15,695,886
Net Assets	$1,249,538,734

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund

Consolidated Statement of Assets and Liabilities (continued)
June 30, 2026 (unaudited)

Class I
Net Assets	$1,249,305,683
Outstanding shares (unlimited number of shares authorized)	122,181,095
Net Asset Value Per Share	$10.23

Class D
Net Assets	$22,283
Outstanding shares (unlimited number of shares authorized)	2,180
Net Asset Value Per Share	$10.22

Class S:
Net Assets	$210,768
Outstanding shares (unlimited number of shares authorized)	20,657
Net Asset Value Per Share	$10.20

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund

Consolidated Statement of Operations
For the Six Months Ended June 30, 2026 (unaudited)

Investment Income
Non-controlled/non-affiliated investments interest income	$70,468,119
Non-controlled/non-affiliated investments dividend income	1,519,574
Non-controlled/non-affiliated investments payment in-kind income	438,805
Total Investment Income	72,426,498

Expenses
Revolving credit facilities interest and fees	9,959,027
Management fees	6,321,520
Incentive fees	5,231,279
Professional fees	1,793,471
Administration fees	828,400
Transfer agent fees	227,723
Trustees’ fees	79,343
Income tax expense	36,348
Chief compliance officer fees	30,000
Distribution and shareholder servicing fees (Class S)	303
Shareholder servicing fees (Class D)	27
Other expenses	659,577
Total Expenses	25,167,018
Net Investment Income (Loss)	47,259,480

Net Realized Gain (Loss)
Non-controlled/non-affiliated investments	1,258,922
Foreign currency transactions	(37,934)
Forward foreign currency exchange contracts.	282,118
Total Net Realized Gain (Loss)	1,503,106

Net Change in Unrealized Appreciation (Depreciation)
Non-controlled/non-affiliated investments	(5,474,365)
Foreign currency translations	18,712
Forward foreign currency exchange contracts	155,306
Total Net Change in Unrealized Appreciation (Depreciation)	(5,300,347)

Net Increase (Decrease) in Net Assets from Operations	$43,462,239

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund

Consolidated Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2026 (unaudited)	For the Period Ended December 31, 2025
Change in Net Assets Resulting from Operations:
Net investment income (loss)	$47,259,480	$79,324,004
Net realized gain (loss)	1,503,106	(1,532,185)
Net change in unrealized appreciation (depreciation)	(5,300,347)	4,469,439
Net Increase (Decrease) in Net Assets Resulting from Operations	43,462,239	82,261,258

Distributions from Distributable Earnings:
Class I	(25,494,732)	(84,352,201)
Class D	(512)	(1,018)
Class S	(1,854)	(3,860)
Total Distributions from Distributable Earnings:	(25,497,098)	(84,357,079)
Change in Net Assets Resulting from Capital Share Transactions:
Class I
Proceeds from shares issued	254,196,240	212,550,879
Issuance of shares in connection with portfolio acquisition (Note 16)	—	623,460,822
Reinvestment of distributions	11,415,427	40,980,591
Repurchase of shares	(55,413,114)	(22,431,185)
Exchange of shares	—	—
Total Class I Transactions	210,198,553	854,561,107
Class D
Proceeds from shares issued	10,000	600
Reinvestment of distributions	512	1,017
Repurchase of shares	—	(642)
Exchange of shares	—	—
Total Class D Transactions	10,512	975
Class S
Proceeds from shares issued	162,108	—
Reinvestment of distributions	1,301	1,838
Repurchase of shares	—	—
Exchange of shares	—	34,435
Total Class S Transactions	163,409	36,273
Class T1
Proceeds from shares issued	—	—
Reinvestment of distributions	—	—
Repurchase of shares	—	—
Exchange of shares	—	(34,435)
Total Class T Transactions	—	(34,435)
Change in Net Assets Resulting from Capital Share Transactions	210,372,474	854,563,920

Total Increase (Decrease) in Net Assets	228,337,615	852,468,099

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund

Consolidated Statements of Changes in Net Assets (continued)

	For the Six Months Ended June 30, 2026 (unaudited)	For the Period Ended December 31, 2025
Net Assets
Beginning of period	1,021,201,119	168,733,020
End of period	$1,249,538,734	$1,021,201,119

[1]	On January 17, 2025, the Fund converted Class T shares into Class S shares and ceased offering Class T Shares.

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund

Consolidated Statement of Cash Flows

For the Six Months Ended June 30, 2026 (unaudited)

Cash Flows From Operating Activities
Net increase (decrease) in net assets from operations	$43,462,239
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of investments, net of payable for investments purchased	(401,174,888)
Proceeds from sales and repayments of investments, net of receivable from unsettled transactions	177,735,706
Net accretion of original issue discount on investments	(1,424,543)
Investments payment in-kind income	(438,805)
Net realized (gain) loss	(1,258,922)
Net realized gain (loss) on foreign currency transactions	37,934
Net change in unrealized appreciation (depreciation) on investments	5,474,365
Net change in unrealized appreciation (depreciation) on foreign currency transactions	(18,712)
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(155,306)
Amortization of debt issuance costs	482,415
(Increase) Decrease in Assets
Dividend and interest receivable	2,832,086
Prepaid expenses	(54,553)
Increase (Decrease) in Liabilities
Professional fees payable	(230,981)
Revolving credit facility interest and fees payable	(539,726)
Management fees payable	184,000
Incentive fees payable	323,555
Trustees’ fees payable	(656)
Administration fees payable	3,833
Transfer agent fees payable	8,239
Due to Adviser	(9,716)
Other accrued expenses	383,368
Net Cash Provided by (Used in) Operating Activities	(174,379,068)

Cash Flows from Financing Activities
Proceeds from issuance of shares, net of receivable for Fund shares sold	255,510,833
Repurchase of shares	(55,413,114)
Distributions paid in cash	(14,079,858)
Proceeds from revolving credit facilities	230,000,000
Repayments of revolving credit facilities	(231,000,000)
Debt issuance costs paid	(680,682)
Net Cash Provided by (Used in) Financing Activities	184,337,179

Effect of exchange rate changes on cash	(19,222)
Net Increase (Decrease) in Cash, Restricted cash and Cash denominated in foreign currency	9,938,889

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund

Consolidated Statement of Cash Flows (continued)

For the Six Months Ended June 30, 2026 (unaudited)

Cash, Restricted cash and Cash denominated in foreign currency
Beginning of period	37,158,511
End of period	$47,097,400

Reconciliation to the Consolidated Statement of Assets and Liabilities
Cash	13,392,016
Restricted cash	33,676,440
Cash denominated in foreign currency	28,944
Total Cash and Restricted cash	$47,097,400

Supplemental Information and Non-Cash Activities
Cash paid during the period for interest expense and commitment fees	$10,016,338
Cash paid for state, local and excise taxes	$64,345
Reinvestment of distributions	$11,417,240

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund

Consolidated Financial Highlights

Class I

Per share operating performance for a capital share outstanding throughout each period

	For the Six Months Ended June 30, 2026 (unaudited)	For the Year Ended December 31, 2025	For the Period Ended December 31, 2024*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$10.08	$10.07	$10.00
Activity from investment operations:
Net investment income (loss)[1]	0.43	0.90	0.48
Net realized and unrealized gain (loss)[2]	(0.04)	0.02	—
Total from investment operations	0.39	0.92	0.48
Less distributions:
From net investment income	(0.24)	(0.91)	(0.41)
Total distributions	(0.24)	(0.91)	(0.41)
Net Asset Value per share, end of period[3]	$10.23	$10.08	$10.07

Net Assets, end of period (in thousands)	$1,249,306	$1,021,143	$168,678

Ratios to average net assets[4]
Net investment income (loss)[5]	9.10%	8.87%	8.79%
Expenses before adviser expense recoupment (reimbursement)[5]	4.11%	4.54%	7.16%
Expenses after adviser expense recoupment (reimbursement)[5]	4.11%	4.65%	5.70%
Total return3 6 7	3.98%	9.50%	4.83%
Portfolio turnover rate[8]	20.29%	76.00%	15.63%

Senior Securities:	As of June 30, 2026 (unaudited)	As of December 31, 2025	As of December 31, 2024
Total borrowings (in thousands)	$336,288	$337,288	$49,000
Asset coverage per $1,000 unit of senior indebtedness[9]	4,716	4,028	4,444

*	The Fund commenced operations on June 3, 2024. See Note 1 in the accompanying notes to consolidated financial statements.
1	Per share data calculated using average shares method.
2	Includes balancing amounts necessary to reconcile the change in NAV per share for the period.
3	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
4	Ratios do not reflect the Fund’s share of income and expenses originating from investments in underlying Investment Funds.
5	Net investment income (loss) and expense ratios have been annualized for periods of less than twelve months, except for organizational costs, which are one-time expenses, and incentive fees. As of December 31, 2025, the Fund is fully recouped and as such, adviser expense recoupment (reimbursement) is not annualized for the year ended December 31, 2025. If incentive fees were excluded, the net investment income (loss) ratio would have increased by 0.47% , 0.97% and 0.54% for the six months ended June 30, 2026, the year ended December 31, 2025, and the period from the commencement of operations through December 31, 2024, respectively. If incentive fees were excluded, the expense ratio would have decreased by 0.47%, 0.97%, and 0.54% for the six months ended June 30, 2026, the year ended December 31, 2025, and the period from the commencement of operations through December 31, 2024, respectively.
6	Dividend Reinvestment Plan (“DRIP”) (See Note 12). Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends at net asset value during the period and repurchase on the last day of the period at net asset value. Total return calculated for a period of less than one year is not annualized.
7	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during periods of reimbursement..
8	Excluding cash equivalents, the portfolio turnover rate represents lesser of the Fund’s purchases, or sales and proceeds from repayments of investments for the period divided by the average monthly fair value of the Fund’s investments during the period and as required excludes investments acquired as part of the acquisition as described in Note 16. Result is not annualized.
9	Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund

Consolidated Financial Highlights (continued)

Class D

Per share operating performance for a capital share outstanding throughout each period

	For the Six Months Ended June 30, 2026 (unaudited)	For the Year Ended December 31, 2025	For the Period Ended December 31, 2024*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$10.08	$10.07	$10.00
Activity from investment operations:
Net investment income (loss)¹	0.43	0.88	0.48
Net realized and unrealized gain (loss)²	(0.04)	0.05	—
Total from investment operations	0.39	0.93	0.48
Less distributions:
From net investment income	(0.25)	(0.92)	(0.41)
Total distributions	(0.25)	(0.92)	(0.41)
Net Asset Value per share, end of period³	$10.22	$10.08	$10.07

Net Assets, end of period (in thousands)	$22	$11	$10

Ratios to average net assets⁴
Net investment income (loss)⁵	9.07%	8.60%	8.79%
Expenses before adviser expense recoupment (reimbursement)[5]	4.38%	4.65%	7.16%
Expenses after adviser expense recoupment (reimbursement)[5]	4.38%	4.76%	5.70%
Total return³ ⁶ ⁷	3.88%	9.36%	4.83%
Portfolio turnover rate⁸	20.29%	76.00%	15.63%

Senior Securities:	As of June 30, 2026 (unaudited)	As of December 31, 2025	As of December 31, 2024
Total borrowings (in thousands)	$336,288	$337,288	$49,000
Asset coverage per $1,000 unit of senior indebtedness[9]	4,716	4,028	4,444

*	The Fund commenced operations on June 3, 2024. See Note 1 in the accompanying notes to consolidated financial statements.
1	Per share data calculated using average shares method.
2	Includes balancing amounts necessary to reconcile the change in NAV per share for the period.
3	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
4	Ratios do not reflect the Fund’s share of income and expenses originating from investments in underlying Investment Funds.
5	Net investment income (loss) and expense ratios have been annualized for periods of less than twelve months, except for organizational costs, which are one-time expenses, and incentive fees. As of December 31, 2025, the Fund is fully recouped and as such, adviser expense recoupment (reimbursement) is not annualized for the year ended December 31, 2025. If incentive fees were excluded, the net investment income (loss) ratio would have increased by 0.48% , 0.97% and 0.54% for the six months ended June 30, 2026, the year ended December 31, 2025, and the period from the commencement of operations through December 31, 2024, respectively. If incentive fees were excluded, the expense ratio would have decreased by 0.47%, 0.97%, and 0.54% for the six months ended June 30, 2026, the year ended December 31, 2025, and the period from the commencement of operations through December 31, 2024, respectively.
6	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends at net asset value during the period and repurchase on the last day of the period at net asset value. Total return calculated for a period of less than one year is not annualized. DRIP (See Note 12).
7	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during periods of reimbursement
8	Excluding cash equivalents, the portfolio turnover rate represents lesser of the Fund’s purchases, or sales and proceeds from repayments of investments for the period divided by the average monthly fair value of the Fund’s investments during the period and as required excludes investments acquired as part of the acquisition as described in Note 16. Result is not annualized.
9	Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund

Consolidated Financial Highlights (continued)

Class S

Per share operating performance for a capital share outstanding throughout each period

	For the Six Months Ended June 30, 2026 (unaudited)	For the Year Ended December 31, 2025	For the Period Ended December 31, 2024*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$10.08	$10.07	$10.00
Activity from investment operations:
Net investment income (loss)¹	0.39	0.83	0.48
Net realized and unrealized gain (loss)²	(0.04)	0.04	—
Total from investment operations	0.35	0.87	0.48
Less distributions:
From net investment income	(0.23)	(0.86)	(0.41)
Total distributions	(0.23)	(0.86)	(0.41)
Net Asset Value per share, end of period³	$10.20	$10.08	$10.07

Net Assets, end of period (in thousands)	$211	$47	$10

Ratios to average net assets⁴
Net investment income (loss)⁵	8.19%	8.14%	8.79%
Expenses before adviser expense recoupment (reimbursement)[5]	4.89%	5.23%	7.16%
Expenses after adviser expense recoupment (reimbursement)[5]	4.89%	5.34%	5.70%
Total return³ ⁶ ⁷	3.54%	8.88%	4.83%
Portfolio turnover rate⁸	20.29%	76.00%	15.63%

Senior Securities:	As of June 30, 2026 (unaudited)	As of December 31, 2025	As of December 31, 2024
Total borrowings (in thousands)	$336,288	$337,288	$49,000
Asset coverage per $1,000 unit of senior indebtedness⁹	4,716	4,028	4,444

*	The Fund commenced operations on June 3, 2024. See Note 1 in the accompanying notes to consolidated financial statements.
1	Per share data calculated using average shares method.
2	Includes balancing amounts necessary to reconcile the change in NAV per share for the period.
3	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
4	Ratios do not reflect the Fund’s share of income and expenses originating from investments in underlying Investment Funds.
5	Net investment income (loss) and expense ratios have been annualized for periods of less than twelve months, except for organizational costs, which are one-time expenses, and incentive fees. As of December 31, 2025, the Fund is fully recouped and as such, adviser expense recoupment (reimbursement) is not annualized for the year ended December 31, 2025. If incentive fees were excluded, the net investment income (loss) ratio would have increased by 0.47% , 0.97% and 0.54% for the six months ended June 30, 2026, the year ended December 31, 2025, and the period from the commencement of operations through December 31, 2024, respectively. If incentive fees were excluded, the expense ratio would have decreased by 0.47%, 1.00%, and 0.54% for the six months ended June 30, 2026, the year ended December 31, 2025, and the period from the commencement of operations through December 31, 2024, respectively.
6	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends at net asset value during the period and repurchase on the last day of the period at net asset value. Total return calculated for a period of less than one year is not annualized. DRIP (See Note 12). Total return shown excludes the effect of applicable sales charges.
7	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during periods of reimbursement.
8	Excluding cash equivalents, the portfolio turnover rate represents lesser of the Fund’s purchases, or sales and proceeds from repayments of investments for the period divided by the average monthly fair value of the Fund’s investments during the period and as required excludes investments acquired as part of the acquisition as described in Note 16. Result is not annualized.
9	Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund

Notes to Consolidated Financial Statements
June 30, 2026 (unaudited)

1. Organization

StepStone Private Credit Income Fund (“Fund”) was organized as a Delaware statutory trust under the Delaware Statutory Trust Act on December 18, 2023 (“Inception”) and is registered under the Investment Company Act of 1940, as amended, (“1940 Act”) as a non-diversified, closed-end management investment company that is operated as an interval fund. The Fund commenced operations on June 3, 2024 (“Commencement of Operations”).

The Fund offers an unlimited amount of number of shares in three separate classes of shares of beneficial interest designated as Class I Shares, Class D Shares and Class S Shares (collectively, “Shares”) to eligible investors (“Shareholders”). The Shares are offered in a continuous registered public offering with subscriptions accepted daily at the then-current-daily net asset value (“NAV”) per share, adjusted for sales load, if applicable. The Fund conducts quarterly offers to repurchase between 5.00% and 25.00% of its outstanding Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act, unless such offer is suspended or postponed in accordance with regulatory requirements. The offer to repurchase Shares is a fundamental policy that may not be changed without the vote of the holders of a majority of the Fund’s outstanding voting Shares as defined in the 1940 Act (see Note 9).

The Fund’s Board of Trustees (“Board”) provides broad oversight over the Fund’s investment program, management and operations and has the right to delegate management responsibilities. StepStone Group Private Wealth LLC serves as the Fund’s investment adviser (“Adviser”) and is a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is a wholly-owned subsidiary of StepStone Group LP. The Adviser oversees the management of the Fund’s day-to-day activities including structuring, governance, distribution, reporting and oversight. StepStone Group Private Debt LLC, an affiliate of StepStone Group LP, serves as the Fund’s investment sub-adviser (“Sub-Adviser”) and is responsible for the day-to-day management of the Fund’s assets. StepStone Group Europe Alternative Investments Limited (“SGEAIL”), an affiliate of StepStone Group LP, serves as the Fund’s investment sub-subadviser (“Sub-Subadviser”) and will provide ongoing research regarding the Fund’s investment portfolio. The Sub-Adviser and Sub-Subadviser are wholly owned subsidiaries of StepStone Group Private Debt AG (formerly, Swiss Capital Alternative Investments AG), which is a subsidiary of StepStone.

The Fund’s investment objectives are to seek to generate current income and, to a lesser extent, long-term capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal circumstances, at least 80% of its total assets (net assets plus borrowings for investment purposes) in private credit and income-related investments (“Private Credit Investments”). The Fund defines Private Credit Investments to consist primarily of direct lending and specialty credit strategies. The Fund intends to primarily use a multi-lender approach to achieve its investment objectives while utilizing a variety of non-bank or corporate lenders to source investment opportunities for the Fund. The Fund’s assets may be deployed in investment strategies deemed appropriate under prevailing economic and market conditions to seek to achieve the Fund’s investment objectives. The Fund may make non-U.S. investments, some of which may be denominated in currencies other than the U.S. dollar. In most cases, the currency fluctuations of investments will be hedged through the use of currency derivatives or other instruments.

Master-Feeder Structure

The Fund and CRDEX Equity Partners LLC (“Feeder Fund”) are part of a “master-feeder” structure as described in Note 16. The Feeder Fund invests substantially all of its assets in the Class I Shares of the Fund. As of June 30, 2026, the Feeder Fund owns 53.99% of the Fund’s net assets.

2. Summary of Significant Accounting Policies

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the consolidated financial statements.

Basis of Consolidation

As provided under ASC Topic 946 and Regulation S-X, the Fund will generally not consolidate its investment in a company other than a wholly-owned or substantially wholly-owned investment company subsidiary whose design and purpose is to act as an extension of the Fund’s investment operations and facilitate the execution of the Fund’s investment strategy. Accordingly, the Fund has consolidated the results of the Fund’s direct wholly-owned subsidiaries including: Great Lakes SSG SPV Holdings LLC (“SSG Holdings SPV”), a Delaware limited liability company; CRDEX Cayman LLC, a limited liability company registered in the Cayman Islands; and CRDEX LLC and Great Lakes SSG SPV, which are bankruptcy remote special purpose vehicles organized as a Delaware limited liability companies (collectively, “Wholly-Owned Subsidiaries”). The effects of all intercompany transactions between the Fund and its Wholly-Owned Subsidiaries have been eliminated in consolidation.

StepStone Private Credit Income Fund

Notes to Consolidated Financial Statements (continued)
June 30, 2026 (unaudited)

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting period. Changes in the economic environment, financial markets and any other factors or parameters used in determining these estimates could cause actual results to differ materially.

Net Asset Value Determination

The NAV of the Fund is determined as of the close of the regular trading session on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day that the NYSE is open for trading, or as may be determined from time to time in accordance with policies approved by the Board (each, a “Determination Date”). In determining NAV, the Fund’s investments are valued as of the relevant Determination Date. The NAV of the Fund will equal, unless otherwise noted, the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses allocated to Shares based on the relative net assets of each class and class-specific expenses to the total net assets of the Fund, each determined as of the relevant Determination Date.

Valuation of lnvestments

The Fund’s investments are valued as of each Determination Date at fair value consistent with the principles of ASC Topic 820, Fair Value Measurements (“ASC 820”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the valuation designee for the Fund to perform fair value determinations of the Fund’s investments. The Board has approved the Adviser’s valuation policy (“Valuation Policy”). The Adviser utilizes the resources and personnel of the Sub-Adviser, the Sub-sub adviser and the Fund’s sub-administrator (as defined herein) in carrying out its responsibilities. The Board has ultimate oversight responsibility for valuing all investments held by the Fund.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act and ASC Topic 820. The Adviser’s Valuation Policy governs the Adviser’s selection and application of methodologies for determining and calculating the fair value of the Fund’s investments. Fair value calculations will involve significant professional judgment by the Adviser in the application of both observable and unobservable inputs.

For securities or Private Credit Investments that are quoted, traded or exchanged in an accessible, active market, the value of the asset is determined by multiplying the number of securities held by the quoted market price as of the measurement (or reporting) date. The Adviser does not apply any liquidity or restriction discount regardless of ownership structure or the ability to control the sale of the asset.

If a quoted market price is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain broker quotes directly from a broker-dealer or passed through from a third-party pricing vendor. In the event that fair value is based upon a single sourced broker quote, these Private Credit Investments are categorized as Level 3 of the fair value hierarchy described in Note 4 of the Notes to the Consolidated Financial Statements. If the Fund were to use broker quotes, they would typically be received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

If the quotations obtained from brokers or pricing vendors are determined not to be reliable or are not readily available, the Fund may value such Private Credit Investments using a variety of valuation techniques. For direct lending investments, the Adviser generally uses a market interest rate yield analysis to determine fair value. To determine fair value using a yield analysis, the expected cash flows are projected based on the contractual terms of the debt security and discounted back to the measurement date based on a market yield. A market yield is determined based upon an assessment of current and expected market yields for similar Private Credit Investments and risk profiles. The Fund considers the current contractual interest rate, the expected life and other terms of the Private Credit Investment relative to risk of the company and the specific direct lending investment. For specialty credit investments, the Fund also considers payment ratios, conditional prepayment rates, charge-off rates, delinquency ratios and other measures of the specific specialty credit investment’s performance.

In determining the estimated fair value of a performing Private Credit Investment for which there is no actively traded market, the estimate of fair value will consider such factors as the current market environment relative to that of the Private Credit Investment held, the tenor of maturity date of the Private Credit Investment, the operating performance of the issuer, the concern for maintaining any covenant levels embedded in the instrument, the ability of the issuer to call the security (and the associated redemption price), market interest rate spreads and the general overall credit quality of the security over the life of the Private Credit Investment.

StepStone Private Credit Income Fund

Notes to Consolidated Financial Statements (continued)
June 30, 2026 (unaudited)

Each direct Private Credit Investment is assigned an internal credit rating. The ratings are based on available fundamental information and are used in conjunction with market inputs to create an estimate of fair value. For Private Credit Investments with higher ratings, no additional steps are taken. Private Credit Investments with lower internal credit ratings are considered for additional or alternative procedures to determine a fair value, which will include, but are not limited to, a review of additional market inputs, performance and other relevant information on comparable assets.

Defaulted Private Credit Investments are valued using several methods including the following: discounting the expected cash flows of the Private Credit Investment, valuing the net assets of the company, reviewing comparable precedent transactions involving similar companies, and using a performance multiple or market-based approach.

For defaulted Private Credit Investments, discounted cash flow valuation uses an internal analysis based on the Adviser’s expectation of future income and expenses, capital structure, exit multiples of a security, and other unobservable inputs which may include contractual and factual loan factors, estimated future payments and credit rating.

Generally, an increase in market yields or discount rates or a decrease in EBITDA multiples may result in a decrease in the fair value of certain Private Credit Investments of the Fund. These Private Credit Investments are categorized as Level 3 of the fair value hierarchy.

Ordinarily, the fair value of the Fund’s investment in a private investment fund (“Investment Fund”) is based on the net asset value of the Investment Fund reported by its investment manager (“Investment Manager”). If the Adviser determines that the most recent net asset value reported by the Investment Manager does not represent fair value or if the Investment Manager fails to report a net asset value to the Fund, a fair value determination is made by the Adviser in accordance with the Valuation Policy. In making that determination, the Adviser will consider whether it is appropriate, in light of all relevant circumstances, to value such Investment Fund at the net asset value last reported by its Investment Manager, or whether to adjust such net asset value to reflect a premium or discount (adjusted net asset value). The net asset values or adjusted net asset values are net of management fees and incentive fees (carried interest) payable pursuant to the respective organizational documents of each Investment Fund. See further discussion regarding Investment Funds in Note 3.

Collateralized Loan Obligations (“CLO”), included as a direct lending investment in the Consolidated Schedule of Investments, if any, are not traded on a national securities exchange and instead are valued using a market yield approach with daily valuations provided by a third-party valuation expert. The assumed yield used in the valuation reflects factors including, but not limited to, prevailing market conditions, credit risk, liquidity considerations, structural subordination, and the expected volatility of cash flows. Because the valuation incorporates significant unobservable inputs, the fair value of the Fund’s CLO investments is classified as Level 3 within the fair value hierarchy.

The fair value of a Collateralized Loan Obligation Warehouse (“CLO Warehouse”), included as a direct lending investment in the Consolidated Schedule of Investments, if any, reflects the Fund’s pro rata interest in the residual economics of the structure. These investments are typically leveraged and are therefore sensitive to changes in the value and performance of the underlying assets. Valuation is influenced by factors including distributions, defaults, recoveries, prepayments, and the reinvestment environment. Interest is accrued daily based on an effective yield. Because the valuation incorporates significant unobservable inputs, the fair value of the Fund’s CLO Warehouse investments is classified as Level 3 within the fair value hierarchy.

Due to the inherent uncertainty of valuations, however, estimated fair values may differ from the values that would have been used had a readily available market for the investments existed and the differences could be material.

Revenue Recognition

Purchases of investment funds are recorded as of the first day of legal ownership and redemptions from investment funds are recorded as of the last day of legal ownership. All other investment transactions are recorded as of the trade date for financial reporting purposes. Realized gains and losses from investments sold are recorded on the identified cost basis. Dividend income, if any, is recorded on the ex-dividend date.

Distributions received from Investment Funds occur at irregular intervals and the exact timing of the distributions is not known. The classification and timing of distributions received in cash or in-kind, including return of capital, realized gains, interest income and dividend income, is based on information received from the Investment Manager of the Investment Fund.

Interest income is recognized on an accrual basis. Interest income on debt instruments is accrued and recognized for those issuers who are currently paying in full cash interest or expected to pay in full cash interest. For those issuers who are in default or are expected to default, cash interest is not accrued and is only recognized when received unless the cash received is applied to principal based upon management’s judgment. Loan origination fees, original issue discounts (“OID”) and market discounts or premiums are capitalized as part of the underlying cost of the Private Credit Investments and accreted or amortized over the life of the Private Credit Investments as interest income using the effective interest method.

StepStone Private Credit Income Fund

Notes to Consolidated Financial Statements (continued)
June 30, 2026 (unaudited)

Direct Loans and Specialty Credit Loans are generally placed on non-accrual status when a payment default occurs or if management otherwise believes that the issuer of the loan will not be able to make contractual interest payments or principal payments. The Fund will cease recognizing interest income on that loan until all principal and interest is current through payment or until a restructuring occurs, such that the interest income is deemed to be collectible. However, the Fund remains contractually entitled to this interest. The Fund may make exceptions to this policy if the loan has sufficient collateral value and is in the process of collection. Accrued interest is written-off by reversing interest income in the period when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. As of June 30, 2026, there was one loan on non-accrual status. The amortized cost of the loan on non-accrual status as of June 30, 2026 was $360,742.

The Fund may earn various fees during the life of the loans. Such fees include, but are not limited to, administration and amendment fees, some of which are paid to the Fund on an ongoing basis. These fees, if any, are recognized as earned as a component of interest income on the Consolidated Statement of Operations. For the six months ended June 30, 2026 the Fund recorded $0.2 million of interest income related to amendment fees.

Upon prepayment of a loan or debt security, any prepayment premiums, unamortized upfront loan origination fees, unamortized syndication fees, unamortized commitment fees and unamortized discounts are recorded as interest income. The Fund had prepayments that resulted in $0.5 million in interest income for the six months ended June 30, 2026.

The Fund may have Private Credit Investments that contain payment in-kind (“PIK”) provisions. PIK income, computed at the contractual rate specified in the Private Credit Investment agreement, is added to the principal balance of the Private Credit Investment and collected upon repayment of the outstanding principal, and is recorded as payment in-kind income on the Consolidated Statement of Operations. The Fund prospectively ceases recognition of PIK income and adjusts the associated principal balance if such amounts and balances are deemed to be doubtful of collection. For Private Credit Investments with PIK income, the Fund calculates income accruals based on the principal balance including any PIK.

When a PIK Private Credit Investment is placed on non-accrual status, the accrued, uncapitalized interest is reversed through interest income. To maintain the Fund’s status as a RIC, this non-cash source of income must be paid out to shareholders in the form of dividends, even though the Fund has not yet collected cash.

Interest income for CLO beneficial interests is recognized using the effective yield method, based on management’s estimate of expected cash flows over the life of the security in accordance with FASB ASC 325-40, Beneficial Interests in Securitized Financial Assets. Estimated yields for CLO positions are updated upon receipt of payments quarterly, as needed, or upon a transaction, such as an add-on purchase, refinancing or reset. When payments are received, any amount above or below the expected yield is treated as an adjustment to interest income or cost basis. The expected yield and investment cost may ultimately not be realized.

Foreign Currency Translation

The books and records of the Fund are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates on the Determination Date. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the date of the relevant transaction. Net realized gain (loss) on foreign currency transactions and net change in unrealized appreciation (depreciation) on foreign currency translations represents foreign exchange: (1) gains and losses from the holding and sales of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions; and (3) gains and losses from the difference between amounts of interest and dividends recorded as receivable and the amounts actually received. The Fund does not separately isolate the impact of changes in exchange rates from other changes in the fair value of investments within the net realized gain (loss) and the change in unrealized appreciation (depreciation) of investments as presented on the Consolidated Statement of Operations.

Forward Foreign Currency Exchange Contracts

The Fund may utilize forward foreign currency exchange contracts (“Forward Contracts”) under which the Fund is obligated to exchange currencies with counterparties on specified future dates at specified rates, and is subject to valuation changes based on the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on forward foreign currency exchange contracts. The Fund records realized gains or losses at the time the Forward Contract is settled. Counterparties to these forward contracts are major U.S. financial institutions. As of June 30, 2026, the Fund had one outstanding Forward Contract sold short, with total notional value of $13.3 million.

Fund Expenses

The Fund bears all expenses incurred in the course of its operations including, but not limited to, the following: all fees and expenses of the Fund Investments in which the Fund invests, including the underlying fees of the Fund Investments (“Acquired Fund Fees”), management fees, incentive fees, fees and expenses associated with the credit facility, legal fees, administrator fees, audit and tax preparation fees, custodial fees, transfer agency fees, registration expenses, expenses of the Board and other administrative expenses. Certain of these operating expenses are subject to an expense limitation agreement (“Expense Limitation and Reimbursement Agreement” as further discussed in Note 6). Expenses are recorded on an accrual basis and, other than class-specific expenses, are allocated pro-rata to Shares based upon prior day net assets at each Determination Date. Class-specific expenses are allocated only to their respective share class (see Note 8). Closing costs associated with the purchase of Investment Funds are included in the cost of the investment.

StepStone Private Credit Income Fund

Notes to Consolidated Financial Statements (continued)
June 30, 2026 (unaudited)

Debt Issuance Costs

Debt issuance costs consist of fees and expenses paid in connection with the closing of and amendments to the Fund’s revolving credit facilities. The aforementioned costs are amortized over the instrument’s term. Unamortized debt issuance costs are presented net against the outstanding revolving credit facilities balance on the Consolidated Statement of Assets and Liabilities.

Federal Income Taxes

For U.S. federal income tax purposes, the Fund has elected to be treated, and intends to qualify annually, as a Regulated Investment Company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its taxable net investment income and net realized capital gains to Shareholders each year and by meeting certain diversification and income requirements with respect to investments. If the Fund were to fail to meet the requirements to qualify as a RIC, and if the Fund were ineligible to or otherwise unable to cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, whether or not distributed to Shareholders, and all distributions of earnings and profits would be taxable to Shareholders as ordinary income.

Additionally, the Fund is subject to a 4% federal excise tax on any undistributed income, including net capital gains, if it does not distribute at least 98% of its taxable income and 98.2% of its capital gains each year. The Fund endeavors to meet these distribution requirements to avoid such excise tax, and any excise tax liability, if incurred, will be reflected in the consolidated financial statements.

The Fund’s tax year is the 12-month period ending December 31. The Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Fund is subject to examination by federal, state, local and foreign jurisdictions, where applicable. As of June 30, 2026, tax years 2024 and 2025 are subject to examination by the major tax jurisdictions under the statute of limitations.

Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes under U.S. GAAP. Differences may be permanent or temporary. Permanent differences, including book/tax differences relating to Shareholder distributions, are reclassified among capital accounts in the consolidated financial statements to reflect the applicable tax characterization. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse in the future. The tax basis components of distributable earnings differ from the amounts reflected in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations due to temporary book/tax differences. These amounts will be finalized before filing the Fund’s federal tax return.

In accounting for income taxes, the Fund follows the guidance in FASB ASC Codification 740, Income Taxes (“ASC 740”). ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the consolidated financial statements. Management evaluates the tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained upon examination by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold that would result in a tax benefit or expense to the Fund would be recorded as a tax benefit or expense in the current year.

In preparing the consolidated financial statements, SSG Holdings SPV and CRDEX LLC are disregarded for federal income tax purposes. CRDEX Cayman LLC is required to recognize their estimate of income taxes for purposes of determining deferred tax assets or liabilities. CRDEX Cayman LLC is subject to U.S. federal income and withholding tax, state taxes, and branch profits tax on effectively connected income with a U.S. trade or business. The Fund recognizes deferred income taxes for temporary differences in the basis of assets and liabilities for financial and income tax purposes. Deferred tax assets are recognized for deductible temporary differences, tax credit carryforwards or net operating loss carryforwards and deferred tax liabilities are recognized for taxable temporary differences. To the extent the Wholly-Owned Subsidiaries have a deferred tax asset, consideration is given to whether a valuation allowance is required.

StepStone Private Credit Income Fund

Notes to Consolidated Financial Statements (continued)
June 30, 2026 (unaudited)

Cash and Restricted Cash

Cash includes monies on deposit in interest-bearing accounts with UMB Bank, N.A. who serves as the Fund’s custodian (“Custodian”). Deposits, at times, may exceed the insurance limit guaranteed by the Federal Deposit Insurance Corporation. The Fund has not experienced any losses on deposits and does not believe it is exposed to significant credit risk on such deposits.

Cash deposits are insured by the Federal Deposit Insurance Corporation by up to $250,000. Restricted cash includes amounts that are collected and held in connection with assets securing certain of the Fund’s financing transactions. Restricted cash is restricted for payment of interest expense and principal on the outstanding borrowings or for reinvestment into new assets.

Shareholder Distributions

Distributions to shareholders are recorded on the ex-dividend date. Dividend payments are approved by the Board and are generally determined based upon current year estimated earnings and consider the level of undistributed taxable income carried forward from the prior year, if any, for distribution in the current year.

Segment Reporting

An operating segment is defined in ASC Topic 280, Segment Reporting, as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Fund’s Adviser acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole. The Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of a defined investment strategy which is executed by the Fund’s portfolio managers as described in Note 1. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, changes in net assets resulting from operations, and subscriptions and redemptions activity is used by the CODM to assess the Fund’s performance versus comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, and is consistent with that presented within the Fund’s consolidated financial statements. Segment assets are reflected on the accompanying Consolidated Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Consolidated Statement of Operations.

3. Investments

Direct Lending

The Fund’s direct lending investment strategy primarily consists of secured debt (including first lien senior secured and second lien senior secured), but may also include unsecured debt (including senior unsecured and subordinated debt) and mezzanine loans, as well as broadly syndicated loans and club deals (generally investments made by a small group of investment firms). First lien senior secured debt has first claim to any underlying collateral of a loan, and second lien senior secured debt is secured but subordinated in payment and/or lower in lien priority to first lien holders. Through this strategy, the Fund may also invest in investment funds, and privately offered structured products such as CLOs.

Private Lending

Through the Fund’s specialty credit investment strategy, the Fund may invest in Private Lending which consists of privately originated lending including corporate, real estate, and infrastructure-related debt, trade and supply chain finance, marketplace lending, insurance-linked strategies and instruments, royalties, aviation financing, shipping, regulatory capital financing and net asset value lending.

Collateralized Loan Obligations

As part of the Fund’s direct lending and specialty credit investment strategies, the Fund may invest in CLOs, which are structured by pooling certain private loans, other lender assets, and their associated collateral. A sponsoring organization establishes a special purpose vehicle to hold the assets/collateral and issue securities; interests in these pools are sold as individual securities. Payments of principal and interest are passed through to investors and are typically supported by credit enhancements, such as a letter of credit, surety bond, limited guaranty or senior/subordination structures. These payments are divided into multiple tranches of debt securities, offering distinct maturity and credit risk profiles. Some tranches receive regular principal and interest installments, while others receive only interest, with principal due at maturity or upon specified call dates. Each tranche may or may not have a defined interest rate. In instances where a tranche has an interest rate, the rate may be fixed or floating.

StepStone Private Credit Income Fund

Notes to Consolidated Financial Statements (continued)
June 30, 2026 (unaudited)

Collateralized Loan Obligation Warehouse

A CLO Warehouse is an entity organized for the purpose of holding similar assets to CLOs prior to the issuance of securities from that same vehicle. During the warehouse period, a CLO Warehouse will secure investments and build a portfolio. The warehouse period terminates when the collateralized loan obligation vehicle issues various tranches of securities to the market. At this time, financing through the issuance of debt and equity securities is used to repay bank financing.

Investment Funds

Through the Fund’s direct lending and specialty credit investment strategies, the Fund may invest in Investment Funds which are limited partnerships or limited liability companies that invest primarily in loans to private companies and are reported in the Consolidated Schedule of Investments. From time to time, the Fund may decide to purchase interests in an Investment Fund in the secondary markets.

4. Fair Value Measurements

U.S. GAAP, ASC 820, defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the asset or liability. ASC 820 establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below:

Level 1: Quoted prices are available in active markets for identical investments as of the reporting date. The types of investments which would generally be included in Level 1 include listed equities, registered money market funds and short-term investment vehicles.

Level 2: Pricing inputs are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value is determined through the use of models or other valuation methodologies. The types of investments which would generally be included in Level 2 include corporate bonds and loans and less liquid and restricted equity securities.

Level 3: Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment and/or estimation. Those unobservable inputs, that are not corroborated by market data, generally reflect the reporting entity’s own assumptions about the assumptions market participants would use in determining the fair value of the investment. The types of investments which would generally be included in Level 3 are equity and/or debt securities issued by private entities.

In accordance with ASC 820, certain portfolio investments are excluded from the fair value hierarchy as they are valued using NAV as a practical expedient. These investments are valued using NAV or by adjusting the most recently available NAV for cash flows and public benchmark returns and/or other relevant information. As such, investments in securities with a fair value of $82.7 million are excluded from the fair value hierarchy as of June 30, 2026.

Changes in inputs or methodologies used for valuing investments may result in transfers in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be indicative of the risk associated with investing in those investments. Transfers between levels of the fair value hierarchy are reported at the beginning of the reporting period in which they occur.

StepStone Private Credit Income Fund

Notes to Consolidated Financial Statements (continued)
June 30, 2026 (unaudited)

The following is a summary of the Fund’s investments classified by fair value hierarchy as of June 30, 2026:

				Investments
	Level 1	Level 2	Level 3	Valued at NAV	Total
Direct Lending
Senior Secured Loans	$—	$—	$1,145,231,539	$—	$1,145,231,539
Collateralized Loan Obligations and Warehouses	—	—	279,825,268	—	279,825,268
Investment Funds	—	—	—	25,549,093	25,549,093
Specialty Credit
Investment Funds	—	—	—	57,183,295	57,183,295
Private Lending	—	—	19,192,844	—	19,192,844
Total Investments	$—	$—	$1,444,249,651	$82,732,388	$1,526,982,039

Other Financial Instruments
Forward foreign currency exchange contracts	$—	$175,759	$—	$—	$175,759
Total	$—	$175,759	$—	$—	$175,759

StepStone Private Credit Income Fund

Notes to Consolidated Financial Statements (continued)
June 30, 2026 (unaudited)

The following table presents a summary of changes in fair value of Level 3 assets by investment type during the six months ended June 30, 2026:

	Senior Secured Loans	Collateralized Loan Obligations and Warehouses	Private Lending	Total
Balance as of December 31, 2025	$917,064,205	$281,263,626	$27,867,573	$1,226,195,404
Transfers into Level 3	—	—	—	—
Purchases of investments	354,397,903	18,904,125	5,064,121	378,366,149
Proceeds from repayments of investments	(124,285,763)	(18,510,476)	(14,007,140)	(156,803,379)
Net accretion of original issue discount on investments	1,405,708	—	18,835	1,424,543
Capitalized payment in-kind interest on non-controlled/non-affiliated investments	294,007	—	—	294,007
Net realized gain (loss) on non-controlled/non-affiliated investments	508,898	—	348,512	857,410
Net change in unrealized appreciation (depreciation) on non-controlled/non-affiliated investments	(4,153,419)	(1,832,007)	(99,057)	(6,084,483)
Transfers out of Level 3	—	—	—	—
Balance as of June 30, 2026	$1,145,231,539	$279,825,268	$19,192,844	$1,444,249,651

Net Change in Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of the Reporting Period	$(4,030,841)	$(2,404,583)	$(92,823)	$(6,528,247)

StepStone Private Credit Income Fund

Notes to Consolidated Financial Statements (continued)
June 30, 2026 (unaudited)

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2026.

						Impact to
				Single Input or	Weighted	Valuation from
	Fair Value as of	Valuation	Unobservable	Range of	Average of	an Increase in
Strategy	June 30, 2026	Technique(s)	Input	Inputs	Input[1]	Input[2]

Senior Secured Loans	$54,880,516	Recent Transactions	Transaction Price	$ 97.37 - $100.00	$98.91	Increase
Senior Secured Loans	$1,090,100,709	Yield	Market Yield Discount Spreads	3.91% - 18.29%	5.76%	Decrease
Senior Secured Loans	$250,314	Liquidation Analysis	Recovery Rate	57.03% - 83.45%	70.24%	Increase
Private Lending	$19,192,844	Yield	Market Yield Discount Spread	5.06% - 11.82%	8.21%	Decrease
Collateralized Loan Obligation Warehouses	$3,670,492	Yield	Market Yield Discount Spread	13.00% - 14.00%	13.51%	Decrease
Collateralized Loan Obligations	$276,154,776	Discounted Cash Flows	Annual Default Rate	0.00% - 2.00%	1.96%	Decrease
			Annual Prepayment Rate	20.00% - 20.00%	20.00%	Increase
			Reinvestment Spread	3.20% - 5.40%	5.00%	Increase
			Reinvestment Price	99.50% - 99.50%	99.50%	Decrease
			Recovery Rate	65.00% - 70.00%	65.45%	Increase
			Expected Yield	12.08% - 26.00%	17.23%	Decrease

[1]	Weighted average is calculated by weighing the significant unobservable input by the relative fair value of each investment in the category.
[2]	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input.

5. Derivative Instruments

U.S. GAAP requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in forward foreign currency exchange contracts for the six months ended June 30, 2026 in order to hedge overall portfolio currency risk. By entering into forward foreign exchange currency contracts, the Fund agrees to exchange different currencies at a specified exchange rate at an agreed-upon future date. The Fund may be susceptible to the risk of changes in the foreign exchange rate underlying the forward contract and of the counterparty’s potential inability to fulfill the terms of the contract.

StepStone Private Credit Income Fund

Notes to Consolidated Financial Statements (continued)
June 30, 2026 (unaudited)

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations are presented in the tables below. Forward Contracts are not designated as hedging instruments. The fair values of derivative instruments as of June 30, 2026, and the realized and unrealized gain (loss) during the six months ended June 30, 2026, are as follows:

Derivatives Not Designated as Hedging Instruments

		Asset Derivatives	Liability Derivatives
Consolidated Statement of Asset and Liabilities Location	Derivatives Instruments	Value	Value
Net unrealized appreciation on forward foreign currency exchange contracts	Forward Contracts	$175,759	$0

Amount of Net Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives Instruments	Forward Contracts	Total
Net realized gain or (loss) on forward foreign currency exchange contracts	$282,118	$282,118

Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income

Derivatives Instruments	Forward Contracts	Total
Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts	$155,306	$155,306

The quarterly average volumes of derivative instruments as of June 30, 2026 are as follows:

Derivatives Instruments		Notional Value
Forward foreign currency exchange contracts	Short Forward Contract	$(11,069,964)

6. Related Party Transactions

Advisory Agreement

In consideration of its services to the Fund, the Adviser is entitled to a management fee (“Management Fee”) equal to 1.15% on an annualized basis of the Fund’s daily net assets. The Management Fee is accrued daily and payable monthly in arrears. The Adviser pays the Sub-Adviser 50% of the Management Fee on a monthly basis. For the six months ended June 30, 2026, the Adviser earned $6.3 million in Management Fees of which $1.2 million was payable as of June 30, 2026.

In addition, the Fund pays the Adviser an income-based incentive fee (“Incentive Fee”). The Incentive Fee is accrued daily and payable quarterly in arrears based on the Fund’s pre-incentive fee net investment income (“Pre-Incentive Fee Net Investment Income”) for the most recently completed calendar quarter. The payment of the Incentive Fee is subject to a quarterly hurdle rate, expressed as a rate of return on the value of the Fund’s net assets at the end of the most recently completed calendar quarter, of 1.25% (5.00% annualized) (“Hurdle Rate”), subject to a “catch up” feature.

For this purpose, Pre-Incentive Fee Net Investment Income means interest income, dividend income and any other income (including any other fees, such as commitment, origination, structuring, diligence and consulting fees or other fees that the Fund (or its Wholly-Owned Subsidiaries) receives from portfolio companies) accrued during the calendar quarter, minus the Fund’s operating expenses for the quarter (including the Management Fee, expenses and fees paid to the Adviser under the Administration Agreement and any interest expense and dividends paid on any issued and outstanding preferred stock or credit agreements, but excluding the Incentive Fee and any shareholder servicing and/or distribution fees), net of any expense waivers or expense payments by the Adviser. Pre-Incentive Fee Net Investment Income includes, in the case of investments with a deferred interest feature (such as OID debt instruments with PIK interest and zero-coupon securities), accrued income that the Fund has not yet received in cash. Pre-Incentive Fee Net Investment Income does not include any realized capital gains, realized capital losses or unrealized appreciation or depreciation.

StepStone Private Credit Income Fund

Notes to Consolidated Financial Statements (continued)
June 30, 2026 (unaudited)

The calculation of the Incentive Fee for each quarter is as follows:

•	No Incentive Fee will be payable to the Adviser in any calendar quarter in which the Fund’s Pre-Incentive Fee Net Investment Income does not exceed the Hurdle Rate;

•	100% of the dollar amount of the Fund’s Pre-Incentive Fee Net Investment Income, if any, that exceeds the Hurdle Rate but is less than or equal to 1.3889% in any calendar quarter (5.5556% annualized) will be payable to the Adviser. This portion of the Fund’s Incentive Fee that exceeds the Hurdle Rate but is less than or equal to 1.3889% is referred to as the “catch up” and is intended to provide the Adviser with an Incentive Fee of 10% on all of the Fund’s Pre-Incentive Fee Net Investment Income when the Fund’s Pre-Incentive Fee Net Investment Income reaches 1.3889% (5.5556% annualized) on net assets in any calendar quarter; and

•	10% of the dollar amount of the Fund’s Pre-Incentive Fee Net Investment Income, if any, that exceeds 1.3889% (5.5556% annualized) on net assets in any calendar quarter will be payable to the Adviser once the Hurdle Rate and catch-up have been achieved (10% of the Fund’s Pre-Incentive Fee Net Investment Income thereafter will be allocated to the Adviser).

The Adviser pays the Sub-Adviser 60% of the Incentive Fee on a quarterly basis. For the six months ended June 30, 2026, the Adviser earned $5.2 million in Incentive Fees of which $3.5 million was payable as of June 30, 2026.

Expense Limitation and Reimbursement Agreement

The Adviser entered into an Expense Limitation and Reimbursement Agreement with the Fund for a one-year term beginning with the Commencement of Operations and ending on the one-year anniversary thereof on June 2, 2025 (“Limitation Period”). The Limitation Period under the Expense Limitation and Reimbursement Agreement expired on April 30, 2026; the Adviser and the Fund have not extended the Limitation Period. The Expense Limitation and Reimbursement Agreement limits the amount of the Fund’s aggregate ordinary operating expenses, excluding certain specified expenses (“Specified Expenses”), borne by the Fund during the Limitation Period to an amount not to exceed 1.00% for Class I, D, and S shares, on an annualized basis, of the Fund’s prior day net assets (“Expense Cap”). Specified Expenses that are not covered by the Expense Limitation and Reimbursement Agreement include: (i) the Management Fee; (ii) Acquired Fund Fees; (iii) the Incentive Fee; (iv) transactional costs, including legal costs and brokerage commissions, and sourcing and servicing or related fees incurred by the Fund in connection with the servicing by non-affiliated third parties of, and other related administrative services associated with the acquisition and disposition of the Fund’s investments; (v) interest payments incurred on borrowing by the Fund or its subsidiaries; (vi) fees and expenses incurred in connection with a credit facility obtained by the Fund or any of its subsidiaries, including any expense for acquiring ratings related to the credit facilities; (vii) distribution and shareholder servicing fees, as applicable; (viii) taxes; and (ix) extraordinary expenses resulting from events and transactions that are distinguished by their unusual nature and by the infrequency of their occurrence including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceeding, indemnification expenses, and expenses in connection with holding and/or soliciting proxies for all annual and other meetings of shareholders.

If the Fund’s aggregate ordinary operating expenses, exclusive of the Specified Expenses, in respect of any Class of Shares for any day exceeds the Expense Cap, the Adviser will waive its Management Fee, waive its Incentive Fee, directly pay and/or reimburse the Fund for expenses to the extent necessary to eliminate such excess. To the extent that the Adviser waives its Management Fee or Incentive Fee, reimburses expenses to the Fund or pays expenses directly on behalf of the Fund, it is permitted to recoup from the Fund any such amounts for a period not to exceed three years from the month in which such fees and expenses were waived, reimbursed, or paid, even if such recoupment occurs after the termination of the Limitation Period. However, the Adviser may only recoup the waived fees, reimbursed expenses or directly paid expenses in respect of the applicable Class of Shares if (i) the aggregate ordinary operating expenses plus waived fees, reimbursed expenses or directly paid expenses have fallen to a level below the Expense Cap and (ii) the recouped amount does not raise the level of aggregate ordinary operating expenses, plus waived fees, reimbursed expenses or directly paid expenses in respect of a Class of Shares in the month of recoupment to a level that exceeds any Expense Cap applicable at that time.

As of June 30, 2026, the Adviser recouped all previously waived expenses under the Expense Limitation and Reimbursement agreement. The Consolidated Statement of Assets and Liabilities includes a Due to Adviser of $15.1 thousand as of June 30, 2026 for the expenses paid by the Adviser on behalf of the Fund.

Administration Agreement

The Adviser serves as the Fund’s administrator (“Administrator”) pursuant to an administration agreement (“Administration Agreement”) under which the Administrator provides administrative, accounting and other services to the Fund. Pursuant to the Administration Agreement, the Fund pays the Administrator an administration fee (the “Administration Fee”). Prior to the amendment of the Administration Agreement on April 1, 2025, the Administration Fee was calculated at an annual rate of up to 0.355% of the Fund’s net assets. Effective April 1, 2025, the Administration Agreement was amended to reduce the Administration Fee to an annual rate of up to 0.205% of the Fund’s net assets. Effective April 1, 2026, the Administration Agreement was amended to reduce the Administration Fee to an annual rate of up to 0.175% of the Fund’s net assets. The Administration Fee is accrued daily based on the value of the prior day net assets of the Fund as of the close of business on each business day (including any assets in respect of Shares that will be repurchased by the Fund on such date), and is payable monthly in arrears. For the six months ended June 30, 2026, the Administrator earned $0.8 million in Administration Fees of which $0.1 million was payable as of June 30, 2026.

StepStone Private Credit Income Fund

Notes to Consolidated Financial Statements (continued)
June 30, 2026 (unaudited)

7. Sub-Administrator and Other Agreements

From the proceeds of the Administration Fee, the Administrator pays UMB Fund Services, Inc. (“Sub-Administrator”) a sub-administration fee to perform certain administrative and accounting services for the Fund on behalf of the Administrator. The sub-administration fee, pursuant to a sub-administration agreement and a fund accounting agreement, is paid monthly by the Administrator and is based on the value of the net assets of the Fund as of the close of business on each business day, subject to an annual minimum.

UMB Bank, N.A. serves as the Fund’s Custodian pursuant to a custody agreement. As the Custodian, UMB Bank, N.A. holds the Fund’s U.S. assets. Foreign assets, if any, including foreign currency holdings, are held by a designated sub-custodian appointed by the Custodian in accordance with the terms of the custody agreement. For the six months ended June 30, 2026, the Custodian earned $113,116 in custody fees, recorded in other expenses on the Consolidated Statement of Operations, of which $55,456 was payable as of June 30, 2026 and recorded in other accrued expenses on the Consolidated Statement of Assets and Liabilities.

The Sub-Administrator also serves as the Fund’s transfer agent (“Transfer Agent”) pursuant to a transfer agency agreement. The Transfer Agent, among other things, receives and processes purchase orders, effects issuance of Shares, prepares and transmits payments for distributions, receives and processes repurchase offers and maintains records of account. For the six months ended June 30, 2026, the Transfer Agent earned $227,723 in transfer agent fees of which $36,867 was payable as of June 30, 2026.

SEI Investments Global Funds Services (“Loan Administrator”) provides certain outsourced loan administration services for the Fund. For the six months ended June 30, 2026, the Loan Administrator earned $254,884 in loan administration fees, recorded in other expenses on the Consolidated Statement of Operations, and $344,347 was payable and included in other accrued expenses on the Consolidated Statement of Assets and Liabilities as of June 30, 2026.

8. Distribution and Shareholder Servicing Plan

Distribution Services, LLC serves as the Fund’s distributor (“Distributor”) pursuant to a distribution agreement. The Distributor distributes the Shares of the Fund. The Distributor is authorized to enter into Sub-Distribution Agreements with brokers, dealers and certain Registered Investment Advisers (“RIA”) and other financial intermediaries to effect the distribution of Shares of the Fund. To operate in a manner consistent with Rule 12b-1 under the 1940 Act, the Fund pays a distribution and shareholder servicing fee out of the net assets of Class S Shares at the annual rate of 0.85% of the aggregate NAV of Class S Shares. To operate in a manner consistent with Rule 12b-1 under the 1940 Act, the Fund pays a shareholder servicing fee out of the net assets of Class D Shares at the annual rate of 0.25% of the aggregate NAV of Class D Shares. Distribution and shareholder servicing fees are determined and accrued daily based on the net assets of the share class as of the close of business on each business day (including net assets in respect of Shares that will be repurchased by the Fund on such date). Class I Shares are not subject to a distribution and shareholder servicing fee. For the six months ended June 30, 2026, distribution and shareholder servicing fees incurred are disclosed on the Consolidated Statement of Operations.

9. Revolving Credit Facilities

On June 3, 2024, the Fund, through CRDEX LLC as borrower, entered into a Loan and Security Agreement (“JPM Loan and Security Agreement”) with JPMorgan Chase Bank, National Association (“JPM”), as the administrative agent, UMB Bank, National Association, as the collateral agent, and the lenders party thereto from time to time, to provide CRDEX LLC with a revolving credit facility (“JPM Credit Facility”). Borrowings under the JPM Credit Facility are secured by all of the assets held by CRDEX LLC.

Prior to the amendment of the JPM Loan and Security Agreement on April 29, 2026 (the “April Amendment”) the JPM Credit Facility carried a commitment of $250 million with an accordion provision, with increases up to $350 million, subject to satisfaction of certain conditions. Effective April 29, 2026 the JPM Credit Facility carries a commitment of $450 million, subject to satisfaction of certain conditions. As of June 30, 2026, the carrying value of the outstanding borrowings approximates fair value due to the variable interest rate and would be categorized in Level 3 of the fair value hierarchy.

Prior to the April Amendment, borrowings under the JPM Credit Facility bore interest at a rate per annum equal to 3-Month Term SOFR plus a margin of 2.26%, with no floor on a 3-Month Term SOFR (“Applicable Margin”). Effective April 29, borrowings generally bear interest at a rate per annum equal to 3-Month Term SOFR plus a margin of 2.11%, with no floor on the Applicable Margin.

The JPM Credit Facility has a commitment fee (“Commitment Fee”) of 0.75% per annum on the average daily unused balance. In addition, the Fund is required to pay an undrawn fee, calculated as the Applicable Margin minus the Commitment Fee, multiplied by the shortfall between the Minimum Funding amount and the actual outstanding borrowings, if the aggregate principal amount of the outstanding borrowings is less than the required minimum funding amount (“Minimum Funding”). The Minimum Funding requirement, expressed as a percentage of total commitments, varies over the life of the facility and increases pursuant to a predetermined schedule through June 3, 2027, after which the required Minimum Funding is 75% of total commitments. The JPM Credit Facility has a final scheduled termination date of June 3, 2029, as amended.

StepStone Private Credit Income Fund

Notes to Consolidated Financial Statements (continued)
June 30, 2026 (unaudited)

As of June 30, 2026, the Fund had outstanding borrowings of $275.0 million under the JPM Credit Facility. For the six months ended June 30, 2026, the Fund’s borrowings under the JPM Credit Facility bore interest at a weighted average interest rate of 5.78%. For the six months ended June 30, 2026, the daily average amount of outstanding borrowings under the JPM Credit Facility was $253.3 million. In conjunction with the JPM Credit Facility, the Fund paid a closing fee of 1.0% which is being amortized in the Consolidated Statement of Operations over the term of the JPM Credit Facility. For the six months ended June 30, 2026, expenses charged to the Fund related to the JPM Credit Facility were $8.3 million.

As a result of a transaction that was completed on January 2, 2025 as described in Note 16, the Fund acquired substantially all of the assets of CRDEX Equity Partners LLC (formerly, CPCF as defined in Note 16) in exchange for Class I Shares of the Fund, and the Fund became the sole member of SSG Holdings SPV, a wholly-owned and consolidated subsidiary organized as a Delaware limited liability company. SSG Holdings SPV is party to a loan and security agreement dated November 6, 2023, that was amended January 2, 2025, with the Bank of Montreal as administrative agent and collateral agent (the “SSG Holdings SPV Credit Facility”). The SSG Holdings SPV Credit Facility, will generally bear interest at a rate per annum equal to 3-Month Term SOFR plus a margin of 2.60%. The SSG Holdings SPV Credit Facility is secured by a first priority security interest in substantially all of the assets of SSG Holdings SPV and a pledge over 100% of the Funds equity interest in SSG Holdings SPV. The SSG Holdings SPV Credit Facility matures on June 21, 2031, unless sooner terminated in accordance with its terms.

On June 23, 2025, the Fund amended the SSG Holdings SPV Credit Facility to decrease the commitment from $445.9 million to $162.5 million and reduce the Applicable Margin to 2.30%. As of June 30, 2026, the carrying value of the outstanding borrowings approximates fair value due to the variable interest rate and would be categorized in Level 3 of the fair value hierarchy.

As of June 30, 2026, the Fund had outstanding borrowings of $61.3 million under the SSG Holdings SPV Credit Facility. For the six months ended June 30, 2026, the Fund’s borrowings under the SSG Holdings SPV Credit Facility bore interest at a weighted average interest rate of 5.97%. For the six months ended June 30, 2026, the daily average amount of outstanding borrowings under the SSG Holdings SPV Credit Facility was $54.9 million. In conjunction with the SSG Holdings SPV Credit Facility, CPCF paid a closing fee of 1.0% which was assumed as part of the acquisition described in Note 16, and which is being amortized in the Consolidated Statement of Operations over the term of the SSG Holdings SPV Credit Facility. For the six months ended June 30, 2026, expenses charged to the Fund related to the SSG Holdings SPV Credit Facility were $1.6 million.

For the six months ended June 30, 2026 the Fund had aggregate daily average outstanding borrowings of $308.2 million at a weighted average interest rate of 6%.

10. Commitments and Contingencies

ASC 460-10, Guarantees - Overall, requires entities to provide disclosure and, in certain circumstances, recognition of guarantees and indemnifications. In the normal course of business, the Fund enters into contracts that contain a variety of indemnification arrangements. The Fund’s exposure under these arrangements, if any, cannot be quantified. However, the Fund has not had claims or losses pursuant to these indemnification arrangements and expects the potential for a material loss to be remote.

The Fund may, from time to time, be party to various legal matters arising in the ordinary course of business, including claims and litigation proceedings. Although the ultimate outcome of the foregoing matters, if any, cannot be ascertained at this time, the Adviser believes, after consultation with counsel, that the resolution of such matters would not have a material adverse effect on the Fund’s consolidated financial statements.

As of June 30, 2026, the Fund has contractual unfunded commitments to provide additional funding of $37.4 million to Investments in Funds.

As of June 30, 2026, the Fund had the following unfunded commitments to investments in loans:

Investments in loans	Unfunded Commitment
365RM Holdco, LLC Delayed Draw	$354,343
365RM Holdco, LLC Revolver	519,704
AAH Topco, LLC Delayed Draw	1,151,689
AB Centers Acquisition Corporation Revolver	185,990
AB Centers Acquisition Corporation Delayed Draw	184,718
ACP Avenu Buyer, LLC Delayed Draw	248,846

StepStone Private Credit Income Fund

Notes to Consolidated Financial Statements (continued)
June 30, 2026 (unaudited)

Investments in loans	Unfunded Commitment
ACP Avenu Buyer, LLC Revolver	$67,667
ACP Oak Buyer, Inc. Revolver	1,267,606
Advanced Infusion Solutions Acquisition, LLC Delayed Draw	2,330,097
Advanced Infusion Solutions Acquisition, LLC Revolver	490,874
Advanced Medical Management, LLC Revolver	789,586
AKAM Buyer, Inc. Revolver	290,762
AKAM Buyer, Inc. Delayed Draw	760,791
Alkeme Intermediary Holdings, LLC Revolver	30,404
Ambient Enterprises Holdco LLC Delayed Draw	449,951
Ambient Enterprises Holdco LLC Delayed Draw	367,347
Amercareroyal, LLC Revolver	110,843
American Family Care, LLC Delayed Draw	1,332,311
American Family Care, LLC Revolver	451,631
AmeriLife Holdings LLC Delayed Draw	1,467,105
AmeriLife Holdings LLC Revolver	664,348
AMP Purchaser, LLC Revolver	457,143
Any Hour LLC Revolver	30,823
Apex Dental Partners, LLC Delayed Draw	929,032
Apex Service Partners, LLC Revolver	52,436
Aprio Advisory Group, LLC Delayed Draw	3,707,496
Aprio Advisory Group, LLC Revolver	24,918
Aptean, Inc. Delayed Draw	2,191,527
Aptean, Inc. Revolver	220,172
Aptive Environmental, LLC Delayed Draw	155,039
Aptive Environmental, LLC Revolver	260,465
Archer Lewis, LLC Delayed Draw	11,004
Arcline Liberty Buyer LLC Delayed Draw	103,226
Arcline Liberty Buyer LLC Revolver	412,903
Arctic Holdco, LLC Revolver	76,702
Argano LLC Revolver	166,836
ASP Global Holdings, LLC Delayed Draw	246,353
Associations, Inc. Delayed Draw	129,674
Associations, Inc. Revolver	220,967
Associations, Inc. Delayed Draw	2,400,000
Atlantic Pipe Services, LLC Delayed Draw	954,545
Aviation Technical Services, Inc. Revolver	166,667
Avita Care Solutions Revolver	258,582
Axis Portable Air, LLC Revolver	368,544
Badge 21 Midco Holdings LLC Delayed Draw	1,098,200
Badge 21 Midco Holdings LLC Revolver	607,908
Barricade Holdings LLC Delayed Draw	1,308,075
Barricade Holdings LLC Revolver	327,019

StepStone Private Credit Income Fund

Notes to Consolidated Financial Statements (continued)
June 30, 2026 (unaudited)

Investments in loans	Unfunded Commitment
BC Group Holdings, Inc. Delayed Draw	$1,313,556
BCI Burke Holding Corp. Delayed Draw	838,634
Beacon Behavioral Holdings LLC Delayed Draw	558,409
Beacon Behavioral Holdings LLC Revolver	110,367
Beacon Oral Specialists Management LLC Delayed Draw	801,095
Beacon Pointe Harmony, LLC Delayed Draw	83,762
Beacon Pointe Harmony, LLC Revolver	26,752
Blue River Petcare, LLC Revolver	554,353
Blue River Petcare, LLC Delayed Draw	3,049,035
Boston Clinical Trials, LLC Revolver	30,571
Bridgepointe Technologies, LLC Revolver	685,714
Bridgepointe Technologies, LLC Delayed Draw	1,853,458
Bristol Hospice, LLC Revolver	348,432
C3 AcquisitionCo, LLC Delayed Draw	4,552,461
Capitol Imaging Services, LLC Delayed Draw	2,562,622
Carnegie Dartlet, LLC Revolver	20,000
Case Works, LLC Revolver	7,206
Catalyst Acoustic Group, Inc. Delayed Draw	1,088,889
CB Sports Holdings Bidco, LLC Revolver	429,235
CB Sports Holdings Bidco, LLC Delayed Draw	1,716,943
Centex Acquisition, LLC Revolver	53,952
Cerity Partners Equity Holding LLC Revolver	213,333
Cherry Bekaert Advisory LLC Delayed Draw	1,641,702
Cherry Bekaert Advisory LLC Revolver	343,580
Choice Financial Group, LLC Delayed Draw	1,926,667
Chronicle Parent LLC Delayed Draw	1,829,167
Chronicle Parent LLC Revolver	740,741
CMG Holding Co, LLC Revolver	275,011
Comfort Buyer, LLC Delayed Draw	372,787
Comfort Buyer, LLC Revolver	335,508
Computer Services, Inc. Delayed Draw	29,196
Computer Services, Inc. Delayed Draw	15,959
Cooper’s Hawk Intermediate Holding, LLC Delayed Draw	294,737
Cooper’s Hawk Intermediate Holding, LLC Revolver	210,526
Cornerstone Advisors of Arizona, LLC Revolver	447,214
Coupa Holdings, LLC Revolver	98,151
CraneTech USA Inc. Delayed Draw	3,018,868
CraneTech USA Inc. Revolver	754,717
Creative Multicare LLC Delayed Draw	2,457,459
Creek Parent, Inc. Revolver	774,529
CRH Healthcare Purchaser, Inc. Delayed Draw	689,655
CRH Healthcare Purchaser, Inc. Revolver	275,862

StepStone Private Credit Income Fund

Notes to Consolidated Financial Statements (continued)
June 30, 2026 (unaudited)

Investments in loans	Unfunded Commitment
CSG Buyer, Inc. Delayed Draw	$473,684
CSG Buyer, Inc. Revolver	157,895
CSHC BUYERCO, LLC Delayed Draw	387,801
CSHC BUYERCO, LLC Revolver	571,496
CT Technologies Intermediate Holdings Delayed Draw	156,693
CUB Financing Intermediate, LLC Delayed Draw	4,000,000
Curio Brands Intermediate, LLC Delayed Draw	1,307,190
Curio Brands Intermediate, LLC Revolver	653,595
Currier Plastics, LLC Delayed Draw	784,822
Currier Plastics, LLC Revolver	313,929
CVAUSA Management, LLC Revolver	190,340
CVAUSA Management, LLC Delayed Draw	4,326,125
Danforth Global, Inc. Revolver	504,831
DCCM MergerSub, LLC Delayed Draw	2,778,679
DCCM MergerSub, LLC Revolver	1,145,847
Denali Intermediate Holdings Revolver	525,904
Denali Topco, LLC Delayed Draw	819,672
Denali Topco, LLC Revolver	393,443
Dentive, LLC Revolver	117,760
Designs for Health, Inc. Revolver	684,211
Digicert, Inc. Revolver	269,247
Discovery SL Management, LLC Delayed Draw	267,412
Discovery SL Management, LLC Revolver	64,943
Discovery SL Management, LLC Delayed Draw	250,435
DrFirst.com, Inc. Revolver	149,420
Duke’s Root Control, Inc. Revolver	276,448
Durare Bidco, LLC Delayed Draw	869,091
Durare Bidco, LLC Revolver	727,273
Dwyer Instruments, LLC Revolver	40,792
EdgeCo Buyer, Inc. Revolver	59,199
Einstein Parent, Inc. Revolver	544,674
Elder Care Opco LLC Delayed Draw	783,201
Elder Care Opco LLC Revolver	295,547
Emergency Care Partners, LLC Delayed Draw	17,213
Emergency Care Partners, LLC Revolver	24,590
Equinox Buyer, LLC Revolver	305,444
ESP Associates, Inc. Revolver	413,213
ESP Associates, Inc. Delayed Draw	113,634
EvAl Home Health Solutions Intermediate, L.L.C. Revolver	20,000
EVDR Purchaser, Inc. Revolver	176,601
EVDR Purchaser, Inc. Delayed Draw	430,734
Everbridge Holdings, LLC Delayed Draw	664,714

StepStone Private Credit Income Fund

Notes to Consolidated Financial Statements (continued)
June 30, 2026 (unaudited)

Investments in loans	Unfunded Commitment
Everbridge Holdings, LLC Revolver	$437,312
Evergreen Services Group II Delayed Draw	1,008,581
First Legal Buyer, Inc. Delayed Draw	143,482
First Legal Buyer, Inc. Revolver	248,185
First Legal Buyer, Inc. Delayed Draw	697,689
FirstCall Mechanical Group, LLC Delayed Draw	8,000,000
Force Electrical Buyerco, LLC Delayed Draw	1,560,963
Force Electrical Buyerco, LLC Revolver	216,073
Fullsteam Operations LLC Delayed Draw	923,077
Fullsteam Operations LLC Revolver	207,692
Galway Borrower LLC Revolver	168,849
Gator Plastic Intermediate Holdings, LLC Revolver	238,778
GC Waves Holdings, Inc Delayed Draw	431,389
GC Waves Holdings, Inc. Revolver	90,016
GMF Parent, Inc. Delayed Draw	500,000
GMF Parent, Inc. Revolver	250,000
Golden State Dermatology Management, LLC Delayed Draw	2,107,143
Graymar Acquisition LLC Delayed Draw	152,668
Greenwood Operating Group, LLC Revolver	583,874
GS Acquisitionco, Inc. Delayed Draw	350,698
Guava Buyer LLC Delayed Draw	214,013
Guava Buyer LLC Revolver	351,592
Harris & Co. LLC Revolver	226,637
Harris & Co. LLC Delayed Draw	504,050
HBWM Intermediate II, LLC Delayed Draw	400,406
HBWM INTERMEDIATE II, LLC Revolver	134,842
Heads Up Technologies, Inc. Revolver	636,364
Health Buyer LLC Revolver	183,824
Hec Purchaser Corp. Revolver	260,417
Heritage Foodservice Investment, LLC Revolver	93,740
Heritage Foodservice Investment, LLC Delayed Draw	1,474,391
HHS Buyer Inc. Revolver	1,081,315
Hills Distribution, Inc. Delayed Draw	171,605
HLSG Intermediate, LLC Delayed Draw	54,465
HLSG Intermediate, LLC Revolver	308,295
I.D. Images Acquisition, LLC Revolver	170,510
Ideal Components Acquisition, LLC Delayed Draw	965,264
Ideal Components Acquisition, LLC Revolver	493,357
IG Investments Holdings, LLC Revolver	280,236
Imagine 360 LLC Revolver	187,098
Imagine 360 LLC Delayed Draw	298,637
Impact Advisors, LLC Delayed Draw	111,343

StepStone Private Credit Income Fund

Notes to Consolidated Financial Statements (continued)
June 30, 2026 (unaudited)

Investments in loans	Unfunded Commitment
Impact Advisors, LLC Revolver	$10,286
Improving Acquisition, LLC Revolver	525,844
Innovative Discovery, LLC Revolver	155,844
Innovative Discovery, LLC Delayed Draw	519,481
Inszone Mid, LLC Delayed Draw	215,017
IVX Health Holdings, Inc. Revolver	533,427
Ivy Technology Parent Intermediate III Holdings, LLC Revolver	181,298
Kite Bidco Inc. Delayed Draw	661,257
Lakewood Acquisition Corp Revolver	1,509,054
Last Dance Intermediate I, LLC Delayed Draw	665,600
LeadVenture Inc. Delayed Draw	667,360
LeadVenture Inc. Revolver	614,970
Liberty Purchaser, LLC Delayed Draw	3,920,000
Lido Advisors, LLC Revolver	27,387
Lido Advisors, LLC Delayed Draw	11,581
Life Science Intermediate, Holdings, LLC Delayed Draw	1,192,875
Lightspeed Borrower, LLC Revolver	270,501
Lindstrom, LLC Revolver	442,701
LJ Avalon Holdings, LLC Revolver	586,667
Machine Sciences Corporation Revolver	261,905
Machine Sciences Corporation Delayed Draw	1,798,165
Management Consulting & Research, LLC Revolver	868,751
Management Consulting & Research, LLC Delayed Draw	160,456
MB2 Dental Solutions, LLC Delayed Draw	216,931
Mechanair LLC Delayed Draw	1,263,158
Mechanair LLC Revolver	159,858
Med Learning Group, LLC Delayed Draw	416,667
Medical Device Inc. Revolver	165,289
Medina Health, LLC Delayed Draw	103,992
Medrina, LLC Delayed Draw	677,895
Minds Buyer, LLC Revolver	156,250
MKD Electric, LLC Revolver	258,379
MoboTrex, LLC Delayed Draw	1,197,949
MoboTrex, LLC Revolver	300,855
Model N, Inc. Revolver	207,254
Model N, Inc. Delayed Draw	194,301
Monarch Collective Holdings, LLC Revolver	102,004
Monarch Collective Holdings, LLC Delayed Draw	633,698
Moonlight Parent, Inc. Delayed Draw	754,717
Moonlight Parent, Inc. Revolver	452,830
MPULSE Mobile, Inc. Delayed Draw	307,692
MPULSE Mobile, Inc. Revolver	461,538

StepStone Private Credit Income Fund

Notes to Consolidated Financial Statements (continued)
June 30, 2026 (unaudited)

Investments in loans	Unfunded Commitment
NE Ortho Management Services, LLC Delayed Draw	$2,705,882
NE Ortho Management Services, LLC Revolver	188,235
New Charter Technologies, Inc. Delayed Draw	2,059,271
New Charter Technologies, Inc. Revolver	282,092
NMI Acquisitionco, Inc. Revolver	27,692
NWP Acquisition Holdings, LLC Delayed Draw	154,645
NWP Acquisition Holdings, LLC Revolver	110,461
OPS Wildcat Merger Sub, Inc. Revolver	29,412
Optimizely North America Inc. Revolver	352,000
Owl Cyber Defense Solutions, LLC Revolver	289,926
Packaging Coordinators Midco, Inc. Delayed Draw	357,462
Packaging Coordinators Midco, Inc. Delayed Draw	9,099
Packaging Coordinators Midco, Inc. Revolver	374,524
Packaging Coordinators Midco, Inc. Delayed Draw	487,420
Packaging Coordinators Midco, Inc. Delayed Draw	475,531
PAI Financing Merger Sub LLC Revolver	924,296
Patriot Foods Buyer, Inc. Delayed Draw	1,828,767
Pave America Holding, LLC Delayed Draw	432,432
Pave America Holding, LLC Revolver	324,324
Pavement Preservation Acquisition, LLC Revolver	686,250
PCS Midco, Inc. Revolver	6,250
PestCo, LLC Revolver	194,631
PGI Parent LLC Revolver	871,584
Pharmalogic Holdings Corp Delayed Draw	310,881
Play Holdings, Inc. Revolver	179,238
PMA Parent Holdings, LLC Revolver	104,500
PMA Parent Holdings, LLC Revolver	97,114
Point Quest Group, Inc. Delayed Draw	423,415
Point Quest Group, Inc. Revolver	292,683
Portage Point Partners, LP Revolver	871,972
Premise Health Holding Corp Delayed Draw	29,786
Premise Health Holding Corp. Revolver	91,059
Prestige PEO Holdings, LLC Revolver	173,416
PRGX Global, Inc. Delayed Draw	876,121
Puma Buyer, LLC Revolver	1,388,889
Purple Cow Buyer, LLC Delayed Draw	2,139,422
Quantum Design International Delayed Draw	406,504
Quantum Design International Delayed Draw	1,626,016
Quick Quack Car Wash Holdings, LLC Delayed Draw	1,960,000
Railpros Parent, LLC Revolver	222,387
Railpros Parent, LLC Delayed Draw	311,342
RBFD Buyer, LLC Delayed Draw	138,024

StepStone Private Credit Income Fund

Notes to Consolidated Financial Statements (continued)
June 30, 2026 (unaudited)

Investments in loans	Unfunded Commitment
RBFD Buyer, LLC Revolver	$81,191
RCP Nats Purchaser, LLC Revolver	784,055
RCP Nats Purchaser, LLC Delayed Draw	448,032
Recipe Acquisition Corp. Delayed Draw	624,895
Recipe Acquisition Corp. Revolver	218,495
Red Fox CD Acquisition Corporation Delayed Draw	132,713
Renaissance Buyer, LLC Revolver	251,275
REP TEC Intermediate Holdings, Inc. Revolver	517,680
Resixperts Holdco, LLC Delayed Draw	103,987
Resixperts Holdco, LLC Revolver	91,548
Rocket Youth Brands HoldCo LLC Delayed Draw	909,492
Rocket Youth Brands HoldCo LLC Revolver	174,902
RPM Purchasers, Inc. Delayed Draw	197,759
RRA Corporate, LLC Delayed Draw	11,541
RRA Corporate, LLC Revolver	5,282
SAAB Purchaser, Inc. Delayed Draw	1,846,154
SAAB Purchaser, Inc. Revolver	246,154
Sabel Systems Technology Solutions, LLC Revolver	79,422
Safari Borrower, LLC Revolver	140,052
Safari Borrower, LLC Delayed Draw	840,312
SageBrush Buyer, LLC Revolver	258,621
Salisbury House, LLC Delayed Draw	390,019
Salisbury House, LLC Revolver	342,122
Salute Mission Critical, LLC Delayed Draw	29,591
SCP WQS Buyer, LLC Revolver	557,491
SCP WQS Buyer, LLC Delayed Draw	2,787,456
Seahawk Buyer, LLC Revolver	614,425
Seahawk Buyer, LLC Delayed Draw	2,903,325
Security Buyer, LLC Revolver	146,807
Security Buyer, LLC Delayed Draw	88,084
Sigma Defense Systems, Inc. Revolver	21,154
Sigma Defense Systems, Inc. Delayed Draw	211,330
SkyMark Refuelers, LLC Delayed Draw	209,594
SkyMark Refuelers, LLC Delayed Draw	960,384
SkyMark Refuelers, LLC Revolver	480,192
Skyrodema Bidco, LLC Delayed Draw	509,091
Socket Holding Corporation Revolver	202,545
Solairus Holdings, LLC Revolver	383,803
Solairus Holdings, LLC Revolver	67,126
Solairus Holdings, LLC Delayed Draw	268,502
Southern Orthodontic Partners, LLC Delayed Draw	320,378
Southern Orthodontic Partners, LLC Revolver	65,509

StepStone Private Credit Income Fund

Notes to Consolidated Financial Statements (continued)
June 30, 2026 (unaudited)

Investments in loans	Unfunded Commitment
Springline Advisory Intermediate, LLC Revolver	$425,532
Springline Advisory Intermediate, LLC Delayed Draw	1,557,186
SRP Eagle Buyer, Inc. Delayed Draw	1,290,323
SRP Eagle Buyer, Inc. Revolver	516,129
Stonebridge Companies, LLC Revolver	681,508
Stonebridge Companies, LLC Delayed Draw	1,022,263
Straine Dental Management, LLC Delayed Draw	924,283
SuperHero Fire Protection, LLC Revolver	17,083
Surgical Center Solutions, LLC Delayed Draw	410,448
Surgical Center Solutions, LLC Revolver	267,413
SV Newco 2, Inc. Delayed Draw	1,551,973
SV Newco 2, Inc. Revolver	462,163
Syndigo LLC Revolver	398,104
Talent Worldwide Inc Revolver	59,053
Tau Midco, LLC Revolver	216,471
Theoria Management, LLC Delayed Draw	1,033,327
TL Atlas Merger Sub Corp Revolver	1,000,000
ToxStrategies, LLC Delayed Draw	163,702
ToxStrategies, LLC Revolver	229,183
Transgo, LLC Revolver	197,932
Tricor, LLC Revolver	242,183
Tricor, LLC Delayed Draw	1,566,624
Trintech Inc. Delayed Draw	516,129
Trintech Inc. Revolver	387,097
Truck-Lite Co. LLC Delayed Draw	773,154
Truck-Lite Co. LLC Delayed Draw	635,885
Truck-Lite Co. LLC Revolver	154,407
True Talent Advisory Borrower LLC Delayed Draw	906,961
True Talent Advisory Borrower LLC Revolver	521,360
TVG- MGT Merger, LLC Delayed Draw	1,534,514
TVG- MGT Merger, LLC Revolver	61,552
Tvg Shelby Buyer, Inc. Delayed Draw	518,304
Tvg Shelby Buyer, Inc. Revolver	83,333
TWH Bidco, LLC Delayed Draw	840,336
U.S. Urology Partners, LLC Delayed Draw	4,000,000
U.S. Urology Partners, LLC Delayed Draw	4,000,000
Upland Software, Inc. Revolver	680,000
UpStack Holdco Inc. Delayed Draw	407,571
UpStack Holdco Inc. Revolver	160,714
USIC Holdings, Inc. Revolver	24,524
USIC Holdings, Inc. Delayed Draw	38,368
Vacation Rental Brands, LLC Revolver	555,419

StepStone Private Credit Income Fund

Notes to Consolidated Financial Statements (continued)
June 30, 2026 (unaudited)

Investments in loans	Unfunded Commitment
Valkyrie Buyer, LLC Delayed Draw	$1,710,058
Valkyrie Buyer, LLC Revolver	406,490
Valkyrie Buyer, LLC Delayed Draw	43,135
Vatica Health, Inc. Revolver	363,636
Vertex Service Partners, LLC Delayed Draw	1,182,879
Vital Purchaser, LLC Revolver	164,000
Vortex Companies, LLC Delayed Draw	917,604
Vortex Companies, LLC Revolver	229,167
VRC Companies, LLC Revolver	37,613
VTC Buyer Corp. Revolver	529,919
VTC Buyer Corp. Delayed Draw	574,091
Vybond Buyer LLC Revolver	967,673
Vybond Buyer LLC Delayed Draw	1,290,231
W.A. Kendall and Company, LLC Revolver	69,162
W.A. Kendall and Company, LLC Delayed Draw	1,487,154
Wasteology Group Transportation, LLC Delayed Draw	1,257,132
Wasteology Group Transportation, LLC Revolver	389,007
Wealth Enhancement Group, LLC Revolver	128,213
Western Smokehouse Partners, LLC Revolver	309,122
Wges Buyer Inc. Delayed Draw	2,805,000
Wharf Street Ratings Acquisition LLC Delayed Draw	549,486
Wharf Street Ratings Acquisition LLC Revolver	566,493
Worldwide Insurance Network, LLC Delayed Draw	992,609
Kami Buyer, LLC Delayed Draw	1,818,182
Pipe Warehouse Trust II Delayed Draw	2,739,487
SPC Jamboree Lender LLC Revolver	1,489,441
Total unfunded commitments	$244,653,529

11. Capital Share Transactions

The Fund offers three separate classes of shares of beneficial interest designated as Class I Shares, Class D Shares and Class S Shares. Each class of Shares is subject to different fees and expenses.

The minimum initial investment in Class I Shares by an investor in the Fund is $1.0 million. The minimum initial investment in Class D Shares and Class S Shares by an investor is $25,000. The minimum initial investment in any share class may be reduced at the Adviser’s discretion. Investors purchasing Class S Shares may be charged a sales load up to a maximum of 3.50%. Investors purchasing Class I Shares and Class D Shares are not charged a sales load. The Fund accepts initial and additional purchases of Shares daily at the Fund’s then-current NAV per share.

Subject to certain conditions, Shareholders may exchange shares from one class to another for an equivalent NAV amount of that share class.

StepStone Private Credit Income Fund

Notes to Consolidated Financial Statements (continued)
June 30, 2026 (unaudited)

The following table summarizes the capital share transactions for the six months ended June 30, 2026 and the period ended December 31, 2025:

	For the Six Months Ended June 30, 2026 (unaudited)		For the Period Ended December 31, 2025
	Shares	Dollar Amounts	Shares	Dollar Amounts
Class I
Proceeds from shares issued	25,127,898	$254,196,240	20,894,126	$212,550,879
Issuance of shares in connection with
portfolio acquisition (Note 16)	—	—	61,816,805	623,460,822
Reinvestment of distributions	1,140,402	11,415,427	4,071,736	40,980,591
Repurchase of shares	(5,426,180)	(55,413,114)	(2,188,251)	(22,431,185)
Exchange of shares	—	—	—	—
Net increase (decrease)	20,842,120	$210,198,553	84,594,416	$854,561,107
Class D
Proceeds from shares issued	991	$10,000	59	$600
Reinvestment of distributions	51	512	101	1,017
Repurchase of shares	—	—	(63)	(642)
Exchange of shares	—	—	—	—
Net increase (decrease)	1,042	$10,512	97	$975
Class S
Proceeds from shares issued	15,898	$162,108	—	$—
Reinvestment of distributions	130	1,301	182	1,838
Repurchase of shares	—	—	—	—
Exchange of shares	—	—	3,406	34,435
Net increase (decrease)	16,028	163,409	3,588	$36,273
Class T1
Proceeds from shares issued	—	$—	—	$—
Reinvestment of distributions	—	—	—	—
Repurchase of shares	—	—	—	—
Exchange of shares	—	—	(3,406)	(34,435)
Net increase (decrease)	—	$—	$(3,406)	$(34,435)

[1]	On January 17, 2025, the Fund converted Class T shares into Class S shares and ceased offering Class T Shares.

The Fund conducts quarterly offers to repurchase between 5.00% and 25.00% of its outstanding Shares at NAV, unless such offer is suspended or postponed in accordance with regulatory requirements (as discussed in Note 1). No Shareholder will have the right to require the Fund to repurchase such Shareholder’s Shares or any portion thereof. In the event that Shareholders, in the aggregate, submit for repurchase more than the number of Shares that the Fund will offer to repurchase, the Fund will repurchase the Shares on a pro rata basis, which may result in the Fund not honoring the full amount of a Share repurchase requested by a Shareholder. In connection with any given quarterly repurchase offer, the Fund currently intends to repurchase up to 5.00% of its outstanding Shares.

Rule 23c-3(b)(5) of the 1940 Act permits the Fund to repurchase up to an additional 2.00% of its outstanding Shares beyond the stated repurchase offer amount in the event that Shareholder repurchase requests exceed the offer. During the periods presented, repurchase requests were below the applicable offer amounts. Therefore, the Fund did not exercise the available option to repurchase additional Shares beyond the stated offer amount. As a result, all repurchase requests were fulfilled in full, and no pro rata reductions were necessary.

StepStone Private Credit Income Fund

Notes to Consolidated Financial Statements (continued)
June 30, 2026 (unaudited)

The following table summarizes the Fund’s repurchase activity:

	Repurchase Offer Amount	Shares Submitted for Repurchase
Repurchase Request Deadline	(Shares)	(all classes)
March 14, 2025	3,898,769	244,398
June 16, 2025	4,417,984	1,537,818
September 15, 2025	4,674,625	149,848
December 15, 2025	4,921,706	256,250
March 16, 2026	5,265,579	3,303,875
June 16, 2026	6,132,239	2,122,305

12. Dividend Reinvestment Plan

Pursuant to the dividend reinvestment plan (“DRIP”) established by the Fund, each Shareholder whose Shares are registered in its own name will automatically be a participant under the DRIP and all income and/or capital gain dividend distributions will automatically be reinvested in additional Shares unless such Shareholder specifically elects to receive all income and/or capital gain dividends in cash. A Shareholder is free to change this election at any time. If, however, a Shareholder requests to change its election within 30 days prior to a distribution, the request will be effective only with respect to distributions after the 30-day period.

13. Investment Transactions

For the six months ended June 30, 2026, purchases of investments, including the funding of existing commitments, excluding short-term investments, were $401.2 million. For the six months ended June 30, 2026, total distributions, sales and repayments from investments, excluding short-term investments, were $170.5 million.

14. Tax Information

The Fund’s tax year ends on December 31. Accordingly, the tax-related disclosures herein are based on information as of December 31, 2025, the most recent tax year-end. There were no material tax-related changes during the period from January 1, 2026 through June 30, 2026.

As of December 31, 2025, the Fund had temporary differences primarily due to timing of the amortization of organizational costs and undistributed tax basis.

U.S. GAAP requires that certain components of net assets be reclassified between financial and tax reporting. As of December 31, 2025, the Fund had permanent book to tax differences of $12,329 resulting primarily from a nondeductible excise tax. This permanent book to tax difference has been reclassified to paid-in capital and had no effect on the net assets or net asset value per share of the Fund.

For the tax year ended December 31, 2025, the Fund’s tax components of distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed ordinary income	$12,079
Current year late-year loss deferral	(911,753)
Undistributed long-term capital gains	—
Net tax appreciation (depreciation)	$(750,537)
Other temporary differences	(622,957)
Total distributable earnings (accumulated loss)	$(2,273,168)

StepStone Private Credit Income Fund

Notes to Consolidated Financial Statements (continued)
June 30, 2026 (unaudited)

The tax character of Subchapter M distributions for the tax year ended December 31, 2025 was as follows:

	Ordinary Income	Long-Term Capital Gains
2025	$84,357,079	$—

For the six months ended June 30, 2026, the federal tax cost of investments and unrealized appreciation (depreciation) were as follows:

Gross unrealized appreciation	$5,841,456
Gross unrealized depreciation	(12,995,168)
Net unrealized appreciation (depreciation) on investments	$(7,153,712)

Tax cost of investments	$1,533,208,687

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on partnership and passive foreign investment company investments.

ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the consolidated financial statements. Management has concluded there were no uncertain tax positions as of the six months ended June 30, 2026 for federal income tax purposes or in the Fund’s state and local tax jurisdictions. The Fund will recognize interest and penalties, if any, related to unrecognized tax benefits as tax expense in the Consolidated Statement of Operations. For the six months ended June 30, 2026, the Fund did not incur any interest or penalties. The Fund did not have any unrecognized tax benefits as of the six months ended June 30, 2026.

15. Risk Factors

An investment in the Fund involves material risks, including performance risk, liquidity risk, business and financial risk, risks associated with the use of leverage, valuation risk, tax risk and other risks that should be carefully considered prior to investing and investing should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.

16. Portfolio Acquisition

On January 2, 2025, the Fund had the initial closing on an agreement with Cresset Partners Private Credit Fund, LLC (“CPCF”) to acquire substantially all of CPCF’s net assets (“Portfolio Acquisition”). The Portfolio Acquisition was effected pursuant to the Unit and Asset Purchase Agreement, dated as of November 23, 2024 (the “Purchase Agreement”), by and among the Fund, CPCF, and additional parties. The Purchase Agreement sets forth the terms and conditions of the transaction, including the mechanism by which substantially all of the net assets of CPCF were acquired by the Fund in exchange for Class I Shares of the Fund, and outlines the in-kind transfer of assets and assumption of certain liabilities. The Portfolio Acquisition is treated as a taxable event for U.S. federal income tax purposes. The agreement also describes the closing deliverables, purchase price allocation, post-closing adjustments, and other material terms governing the acquisition and related restructuring activities. Upon closing the Portfolio Acquisition, CPCF was renamed CRDEX Equity Partners LLC (“Feeder Fund”).

StepStone Private Credit Income Fund

Notes to Consolidated Financial Statements (continued)
June 30, 2026 (unaudited)

The assets acquired in the transaction consisted of cash, a portfolio of investments in corporate loans, collateralized loan obligations and interests in investment vehicles that invest in debt securities. The liabilities assumed consist of the SSG Holdings SPV Credit Facility.

The transaction had an initial closing on January 2, 2025, at which point ownership of substantially all of the Feeder Fund’s assets was transferred to the Fund. This initial transfer was subject to certain holdbacks and valuation adjustments, which were finalized on April 23, 2025.

Changes in ownership of the portfolio of investments were effectuated by each investment’s respective form of assignment, such that all acquired investments are held in the name of the Fund. In addition, the Fund became the sole member of SSG Holdings SPV and, as a result, consolidates all SSG Holdings SPV’s assets and liabilities, including a portfolio of direct lending assets, CLO assets and the SSG Holdings SPV Credit Facility.

On January 2, 2025, March 31, 2025, and April 23, 2025, the Fund issued 56,931,963, 4,813,788, and 71,054 Shares, respectively, of additional Class I Shares to the Feeder Fund in connection with the Fund’s acquisition of its net assets. On April 23, 2025, subsequent to the final closing of the Portfolio Acquisition, the Fund had gross assets of $1.0 billion, net assets of $860.6 million and 85,171,225 Shares outstanding.

The Portfolio Acquisition was accounted for as an asset acquisition under ASC 805-50, Business Combinations-Related Issues (“ASC 805”). Under asset acquisition accounting, the Fund allocated the total consideration paid—including the fair value of Class I Shares issued and transaction costs—to the individual assets acquired and liabilities assumed based on their relative fair values as of the acquisition date. In accordance with ASC 805-50-30-1, the acquired assets were recognized based on their cost to the Fund, which included transaction costs, and no goodwill was recorded. The fair value of the net assets acquired equaled the consideration paid, and no gain or loss was recognized. Cash received from the Portfolio Acquisition is presented net of transaction costs, other assets, and other liabilities in the Consolidated Statement of Cash Flows.

With substantially all CRDEX Equity Partners LLC assets invested in Shares of the Fund, it became a Feeder Fund following the Portfolio Acquisition. As of December 31, 2025, the Feeder Fund held 65.1% of the outstanding Shares of the Fund. The Shares held by the Feeder Fund are subject to contractual lock-ups that expire in various tranches beginning in March 31, 2026. As the lock-ups expire, the Shares held by the Feeder Fund are distributed to the investors in the Feeder Fund who become direct investors in the Fund.

On January 2, 2025, as a result of the Portfolio Acquisition, the Fund became the sole member of SSG Holdings SPV, a wholly-owned and consolidated subsidiary as described in Note 2. SSG Holdings SPV is party to a loan and security agreement dated as described in Note 9.

As of January 2, 2025, SSG Holdings SPV had $112.8 million outstanding on the $445.9 million commitment under the SSG Holdings SPV Credit Facility. The total commitment amount was later amended as described in Note 9.

StepStone Private Credit Income Fund

Notes to Consolidated Financial Statements (continued)
June 30, 2026 (unaudited)

The following table summarizes the allocation of the purchase price to the assets acquired and liabilities assumed as a result of the Portfolio Acquisition:

Value of shares issued	$623,460,822
Transaction costs	935,174
Consideration paid	$624,395,996

Investments	$594,316,300
Cash, cash equivalents, and restricted cash	145,563,672
Other assets	1,195,950
Total assets acquired	741,075,922

SSG Holdings SPV Credit Facility	112,788,386
Other liabilities	3,891,540
Total liabilities acquired	116,679,926
Total net assets acquired	$624,395,996

17. Subsequent Events

As of July 21, 2026, Class D shares were no longer offered and, on July 31, 2026, all outstanding Class D shares were converted into Class I shares.

On August 11, 2026, the Fund commenced a repurchase offer with a repurchase request deadline of September 15, 2026.

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet or may be of such a nature that disclosure will keep the financial statements from being misleading. The Adviser has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s consolidated financial statements or the accompanying notes.

StepStone Private Credit Income Fund

Other Information
June 30, 2026

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (877) 772-7724 or by accessing the Fund’s Form N-PX on the SEC’s website at sec.gov.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (704) 215-4300 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at sec.gov.

Interval Fund Policy

The Fund has adopted a fundamental policy, which may be changed only by the affirmative vote of a “majority of the outstanding voting securities” of the Fund (as defined in the 1940 Act), that it will make quarterly repurchase offers pursuant to Rule 23c-3 under the 1940 Act, as such rule may be amended from time to time, for between 5% and 25% of the Fund’s shares outstanding at NAV, unless suspended or postponed in accordance with regulatory requirements, and each repurchase pricing shall occur no later than the 14th day after the repurchase request deadline, or the next business day if the 14th day is not a business day.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC website at sec.gov, or without charge and upon request by calling the Fund at (704) 215-4300.

Investment Adviser and Administrator
StepStone Group Private Wealth LLC
128 S Tryon St., Suite 1600

Charlotte, North Carolina 28202
www.stepstonepw.com

Investment Sub-Adviser
StepStone Group Private Debt LLC
277 Park Avenue 44th Floor

New York, New York 10172

Investment Sub-Subadviser
StepStone Group Europe
Alternative Investments Limited

Third Floor, One Haddington Buildings
Haddington Road, Floor 3

Dublin 4, D04 X4C9, Ireland

Custodian

UMB Bank, N.A.

928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Sub-Administrator, Transfer Agent and Sub-Accountant

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, Wisconsin 53212-3949

Phone: (414) 299-2200

Distributor

Distribution Services, LLC
3 Canal Plaza, Suite 100

Portland, Maine 04101

Independent Registered Public Accounting Firm

Ernst & Young LLP
One Manhattan West

New York, New York 10001

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Report to Shareholders filed under Item 1(a) of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual report.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) Not applicable for semi-annual report.

(b) Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

No purchases were made during the reporting period by or on behalf of the Fund or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the Fund’s equity securities that is registered by the Registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s board of trustees during the period covered by this report.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF THE SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

(a) Not applicable.

(b) Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	StepStone Private Credit Income Fund

By (Signature and Title)*	/s/ Robert W. Long
Robert W. Long, President
(Principal Executive Officer)

Date	August 31, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert W. Long
Robert W. Long, President
(Principal Executive Officer)

Date	August 31, 2026

By (Signature and Title)*	/s/ Kimberly S. Zeitvogel
Kimberly S. Zeitvogel, Treasurer
(Principal Financial Officer)

Date	August 31, 2026

* Print the name and title of each signing officer under his or her signature.